As filed with the Securities and Exchange Commission on November 29, 2007

Securities Act File No. 033-88334

Investment Company Act File No. 811-08934

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 28	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 28	☒
(Check appropriate box or boxes)

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

With copies to:

Huey P. Falgout, Jr., Esq. ING Investments, LLC 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258	Philip H. Newman, Esq. Goodwin Procter, LLP Exchange Place 53 State Street Boston, MA 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On January 28, 2008 pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date), pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 28 to the Registration Statement (“Amendment”) on Form N-1A for ING Strategic Allocation Portfolios, Inc. (“Registrant”) is being filed under Rule 485(a) under the Securities Act of 1933, as amended, for the purpose of changing the Registrant’s ING VP Strategic Allocation Portfolios’ Registration Statement to reflect its conversion to a “Fund-of-Funds” structure. Attached for filing are the ING VP Strategic Allocation Portfolios’ ADV Class Prospectus; Class I Prospectus; and Class S Prospectus; and ADV Class, Class I and Class S Statement of Additional Information; each dated January 28, 2008.

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

•	Cover Sheet

•	Contents of Registration Statement

•	Supplement dated January 28, 2008

•	ADV Class Prospectus dated January 28, 2008

•	Class I Prospectus dated January 28, 2008

•	Class S Prospectus dated January 28, 2008

•	Statement of Additional Information for ADV Class, Class I, and Class S shares dated January 28, 2008

•	Part C

•	Signature Page

ING Strategic Allocation Portfolios, Inc.

(“Registrant”)

Supplement dated January 28, 2008 to the Registrant’s current ADV Class, Class I and Class S Prospectuses each dated January 28, 2008

The Prospectuses for the Registrant are hereby supplemented with the following information relating to “Information Regarding Trading of ING’s U.S. Mutual Funds.”

Information Regarding Trading of ING’s U.S. Mutual Funds

As discussed in earlier supplements, ING Investments, LLC (“Investments”), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

Investments has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•

ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

Other Regulatory Matters.

The New York Attorney General (the “NYAG”) and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the “NH Bureau”) concerning their administration of the New Hampshire state employees deferred compensation plan.

2

Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

3

Prospectus

Prospectus

January 28, 2008

Adviser Class (“ADV Class”)

ING Variable Product Funds

Strategic Allocation Portfolios

■	ING VP Strategic Allocation Conservative Portfolio
■	ING VP Strategic Allocation Growth Portfolio
■	ING VP Strategic Allocation Moderate Portfolio

This Prospectus contains important information about investing in Adviser Class shares of certain ING Portfolios. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolios will achieve their respective investment objectives. As with all mutual funds, the U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

F U N D S

WHAT’S INSIDE

INVESTMENT OBJECTIVE

PRINCIPAL INVESTMENT STRATEGIES

RISKS

HOW THE PORTFOLIO HAS PERFORMED

WHAT YOU PAY TO INVEST

Each Portfolio is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies (“Variable Contracts”) to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”) and qualified pension or retirement plans (“Qualified Plans”).

Individual Variable Contract holders are not “shareholders” of each Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their Variable Contract holders. Shares of the Portfolios are not offered directly to the general public.

These pages contain a description of each of our Portfolios included in this Prospectus, including each Portfolio’s investment objective, principal investment strategies and risks. You’ll also find:

How the Portfolio has performed. A chart that shows each Portfolio’s financial performance for the past ten years (or since inception, if shorter).

What you pay to invest. Information about the management fees and expenses the Portfolios pay. You’ll find further details about the fees associated with your Variable Contract in the accompanying product prospectus or offering memorandum. Please read these documents carefully and keep them for future reference.

Introduction to the Portfolios	1

Portfolios at a Glance	2

Strategic Allocation Portfolios

ING VP Strategic Allocation Conservative Portfolio	5

ING VP Strategic Allocation Growth Portfolio	7

ING VP Strategic Allocation Moderate Portfolio	9

INTRODUCTION TO THE PORTFOLIOS

Risk is the potential that your investment will lose money or not earn as much as you hope. All Portfolios have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the principal investment strategies and risks associated with each of our Portfolios. You should consult the Statement of Additional Information (“SAI”) for a complete list of the investment strategies and risks.

If you have any questions about the Portfolios, please call your investment professional or us at 1-800-992-0180.

This Prospectus is designed to help you make informed decisions about your investments.

STRATEGIC ALLOCATION PORTFOLIOS

ING’s Strategic Allocation Portfolios are asset allocation portfolios that have been designed for investors with different investment goals. They generally seek capital appreciation and/or total return.

They may be suitable investments if you:

•	are investing for the long-term — at least five years.

If you have any questions, please call 1-800-992-0180.

Introduction to the Portfolios	1

PORTFOLIOS AT A GLANCE

Strategic

Allocation Portfolios

This table is a summary of the investment objective, main investments and main risks of each Portfolio. It is designed to help you understand the differences between the Portfolios, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Portfolio’s investment objective, principal investment strategies and risks, which begin on page 4.

PORTFOLIO	INVESTMENT OBJECTIVE

ING VP Strategic Allocation Conservative Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Total return consistent with preservation of capital.
ING VP Strategic Allocation Growth Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Capital appreciation.

ING VP Strategic Allocation Moderate Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Total return (i.e., income and capital growth, both realized and unrealized).

2	Portfolios at a Glance

PORTFOLIOS AT A GLANCE

MAIN INVESTMENTS	MAIN RISKS

A mix of underlying funds that invest in equity and debt securities.	Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.
A mix of underlying funds that invest in equity and debt securities.	Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

A mix of underlying funds that invest in equity and debt securities.	Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

If you have any questions, please call 1-800-992-0180.

Portfolios at a Glance	3

INTRODUCTION

An Introduction to the Strategic Allocation Portfolios

The Strategic Allocation Portfolios discussed in this Prospectus consist of ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderate Portfolio (each a “Portfolio” and collectively, the “Portfolios”).

Each Portfolio seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. Each Portfolio is designed to meet the needs of investors who wish to seek exposure to various types of securities through a single diversified investment.

Each Portfolio invests primarily in a combination of the Underlying Funds that, in turn, invest directly in a wide range of securities. Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified Portfolio. For more information about the Underlying Funds, please see “More Information on Investment Strategies” on page [    ] and “Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds” beginning on page [    ] of this Prospectus.

Although each Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors.

This Prospectus explains the investment objective, principal investment strategies and risks of each Portfolio. Reading this Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

An Introduction to the Asset Allocation Process

ING Investments, LLC (“ING Investments” or “Adviser”) is the investment adviser of the Portfolios. ING Investments is an indirect, wholly-owned subsidiary of ING Groep, N.V. (“ING Groep”) (NYSE: ING).

ING Investment Management Co. (“ING IM” or “Sub-Adviser”) serves as the Sub-Adviser to the Portfolios. Both ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep. ING Investments and ING IM, working together, have designed the Portfolios that will be constructed and managed in accordance with the following process:

The Portfolios have varying investment objectives that are intended for investors with varying risk tolerances and investment goals. Each Portfolio seeks its objective through an asset allocation strategy that provides exposure to various asset classes. This approach is intended to attain a Portfolio’s objective and provide the benefit of lower volatility through asset diversification. ING Investments and ING IM use a process to determine the target allocations for each Portfolio as described below:

1.	ING IM determines the targeted allocations for each Portfolio’s investment in various asset classes. In making this determination, ING IM employs its own proprietary modeling techniques.

2.	ING IM determines the Underlying Funds in which a Portfolio invests to attain its target allocations (for each Portfolio referred to as a “Target Allocation”). In choosing an Underlying Fund for an asset class, ING IM considers the degree to which the Underlying Fund’s holdings or other characteristics correspond to the desired asset class, among other factors.

3.	ING IM may change the Underlying Funds at any time, and may at any time determine to make tactical changes in a Portfolio’s target asset allocations depending on market conditions.

4.	ING Investments will oversee the Target Allocations and the selection of Underlying Funds by ING IM.

The Portfolios will invest new assets and reinvested dividends based on the Target Allocations. Rebalancing will normally take place monthly, and inflows and outflows may be used to seek Target Allocations. These allocations, however, are targets, and each Portfolio’s allocations could change substantially as the Underlying Funds’ asset values change due to market movements and portfolio management decisions. On an ongoing basis, the actual mix of assets and Underlying Funds for each Portfolio may deviate from the Target Allocation percentages set out in the Portfolio’s prospectus. A Portfolio may be rebalanced more often subject to any constraints on timing of rebalancing arising from the Portfolio’s application of frequent trading procedures.

Each Portfolio’s stated investment objective is non-fundamental and may be changed by the Portfolio’s Board of Directors (“Board”) without the approval of shareholders.

4	Introduction

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO

INVESTMENT OBJECTIVE

ING VP Strategic Allocation Conservative Portfolio seeks to provide total return consistent with preservation of capital.

ALLOCATION STRATEGIES

Under normal market conditions, the Sub-Adviser invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest in varying degrees, among several classes of equities, fixed-income securities and money market instruments.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds that reflects an allocation of approximately 45% in equity securities and 55% in fixed-income securities.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among asset classes are set out below. The Portfolio’s assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks	18%
U.S. Mid-Capitalization Stocks	3%
U.S. Small-Capitalization Stocks	3%
Non-U.S./International Stocks	11%
Real Estate Stocks	10%
Fixed-Income Securities	50%
Cash	5%

ING IM may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

The current group of Underlying Funds in which the Portfolio invests include “index plus” funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See “Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds.”

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Asset Allocation — assets will be allocated among funds and markets based on judgments made by ING Investments and ING IM. There is a risk that the Portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes. For example, the Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Affiliated Funds — in managing the Portfolio, ING Investments and ING IM will have authority to select and substitute Underlying Funds. ING Investments and ING IM may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to them by some Underlying Funds are higher than fees paid by other Underlying Funds. However, ING Investments and ING IM are fiduciaries to the Portfolio and are legally obligated to act in the Portfolio’s best interests when selecting Underlying Funds.

Price Volatility — the value of the Portfolio changes as the prices of the Underlying Funds’ investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Market Trends — from time to time, the stock market may not favor growth or value oriented securities in which an Underlying Fund invests. Rather, the market could favor securities to which an Underlying Fund is not exposed, or may not favor equities at all.

Foreign Investing — the Portfolio allocates assets to Underlying Funds that invest in foreign investments. Foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political and economic conditions; a lack of adequate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Portfolio invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.

Real Estate — investments in issuers that are principally engaged in real estate, including Real Estate Investment Trusts (“REITs”), may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

Interest Rate — fixed-income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. High-yield instruments are even more sensitive to economic and market conditions than other fixed-income instruments.

Debt Securities — the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. The Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

ING VP Strategic Allocation Conservative Portfolio	5

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance and a composite index for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares did not have a full year of performance as of December 31, 2007, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of ADV Class shares.

Year by Year Total Returns (%)(1)(2)(3)(4)

(For the periods ended December 31 at each year)

Best and worst quarterly performance during this period:

Best:

Worst:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of a broad measure of market performance — the Lehman Brothers® Aggregate Bond Index (‘‘LBAB Index’’) and the Strategic Allocation Conservative Composite Index. Class I shares’ performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)(3)(4)

(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class I Return (adjusted)%
LBAB Index (reflects no deductions for fees or expenses)(5)%
Strategic Allocation Conservative Composite Index (reflects no deductions for fees or expenses)(6)%
(1)	Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the ADV Class shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent ADV Class and Class I shares have different expenses.

(2)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.

(3)	Effective October 1, 2002, the Portfolio changed its name from ING VP Legacy Portfolio to ING VP Strategic Allocation Income Portfolio.

(4)	Effective April 28, 2006, the Portfolio changed its name from ING VP Strategic Allocation Income Portfolio to ING VP Strategic Allocation Conservative Portfolio.
(5)	The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities.

(6)

The Strategic Allocation Conservative Composite Index is comprised of 35% Russell 3000® Index, 55% Lehman Brothers Aggregate Bond Index (“LBAB Index”) and 10% 91-Day U.S. T-Bill. The Russell 3000® Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization. The LBAB Index is widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The 91-Day U.S. T-Bill is a U.S. government issued short-term debt sold at a discount and then redeemed at maturity at the full face value.

6	ING VP Strategic Allocation Conservative Portfolio

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

ING VP Strategic Allocation Growth Portfolio seeks to provide capital appreciation.

ALLOCATION STRATEGIES

Under normal market conditions, the Sub-Adviser invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest in varying degrees, among several classes of equities, fixed-income securities and money market instruments.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds that reflects an allocation of approximately 85% in equity securities and 15% in fixed-income securities.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among asset classes are set out below. The Portfolio’s assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks	36%
U.S. Mid-Capitalization Stocks	9%
U.S. Small-Capitalization Stocks	9%
Non-U.S./International Stocks	25%
Real Estate Stocks	6%
Fixed-Income Securities	13%
Cash	2%

ING IM may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

The current group of Underlying Funds in which the Portfolio invests include “index plus” funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See “Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds.”

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Asset Allocation — assets will be allocated among funds and markets based on judgments made by ING Investments and ING IM. There is a risk that the Portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes. For example, the Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Affiliated Funds — in managing the Portfolio, ING Investments and ING IM will have authority to select and substitute Underlying Funds. ING Investments and ING IM may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to them by some Underlying Funds are higher than fees paid by other Underlying Funds. However, ING Investments and ING IM are fiduciaries to the Portfolio and are legally obligated to act in the Portfolio’s best interests when selecting Underlying Funds.

Price Volatility — the value of the Portfolio changes as the prices of the Underlying Funds’ investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Portfolio may invest in Underlying Funds that invest in small- and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

Market Trends — from time to time, the stock market may not favor growth or value oriented securities in which an Underlying Fund invests. Rather, the market could favor securities to which an Underlying Fund is not exposed, or may not favor equities at all.

Foreign Investing — the Portfolio allocates assets to Underlying Funds that invest in foreign investments. Foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political and economic conditions; a lack of adequate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent a Portfolio invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.

Debt Securities — the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. The Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

Interest Rate — fixed-income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. High-yield instruments are even more sensitive to economic and market conditions than other fixed-income instruments.

ING VP Strategic Allocation Growth Portfolio	7

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance and a composite index for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares did not have a full year of performance as of December 31, 2007, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of ADV Class shares.

Year by Year Total Returns (%)(1)(2)(3)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:

Worst:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of a broad measure of market performance — the Russell 3000® Index and the Strategic Allocation Growth Composite Index. Class I shares’ performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)(3)

(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class I Return (adjusted)%
Russell 3000® Index (reflects no deductions for fees or expenses)(4)%
Strategic Allocation Growth Composite Index (reflects no deductions for fees or expenses)(5)%
(1)	Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the ADV Class shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent ADV Class and Class I shares have different expenses.

(2)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.

(3)	Effective October 1, 2002, the Portfolio changed its name from ING VP Ascent Portfolio to ING VP Strategic Allocation Growth Portfolio.

(4)	The Russell 3000® Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.
(5)

The Strategic Allocation Growth Composite Index is comprised of 70% Russell 3000® Index, 10% Morgan Stanley Capital International Europe, Australasia, Far East® Index (“MSCI EAFE® Index”) and 20% Lehman Brothers Aggregate Bond Index (“LBAB Index”). The Russell 3000® Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization. MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. The LBAB Index is widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities.

8	ING VP Strategic Allocation Growth Portfolio

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO

INVESTMENT OBJECTIVE

ING VP Strategic Allocation Moderate Portfolio seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

ALLOCATION STRATEGIES

Under normal market conditions, the Sub-Adviser invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest in varying degrees, among several classes of equities, fixed-income securities and money market instruments.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds that reflects an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among asset classes are set out below. The Portfolio’s assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks	27%
U.S. Mid-Capitalization Stocks	6%
U.S. Small-Capitalization Stocks	6%
Non-U.S./International Stocks	18%
Real Estate Stocks	8%
Fixed-Income Securities	32%
Cash	3%

ING IM may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

The current group of Underlying Funds in which the Portfolio invests include “index plus” funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See “Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds.”

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Asset Allocation — assets will be allocated among funds and markets based on judgments made by ING Investments and ING IM. There is a risk that the Portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes. For example, the Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Affiliated Funds — in managing the Portfolio, ING Investments and ING IM will have authority to select and substitute Underlying Funds. ING Investments and ING IM may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to them by some Underlying Funds are higher than fees paid by other Underlying Funds. However, ING Investments and ING IM are fiduciaries to the Portfolio and are legally obligated to act in the Portfolio’s best interests when selecting Underlying Funds.

Price Volatility — the value of the Portfolio changes as the prices of the Underlying Funds’ investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Portfolio may invest in Underlying Funds that invest in small- and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

Market Trends — from time to time, the stock market may not favor growth or value oriented securities in which an Underlying Fund invests. Rather, the market could favor securities to which an Underlying Fund is not exposed, or may not favor equities at all.

Foreign Investing — the Portfolio allocates assets to Underlying Funds that invest in foreign investments. Foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political and economic conditions; a lack of adequate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent a Portfolio invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.

Debt Securities — the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. The Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

Interest Rate — fixed-income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. High-yield instruments are even more sensitive to economic and market conditions than other fixed-income instruments.

ING VP Strategic Allocation Moderate Portfolio	9

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance and a composite index for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares did not have a full year of performance as of December 31, 2007, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of ADV Class shares.

Year by Year Total Returns (%)(1)(2)(3)(4)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:

Worst:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of a broad measure of market performance — the Russell 3000® Index and the Strategic Allocation Moderate Composite Index. Class I shares’ performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)(3)(4)

(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class I Return (adjusted)%
Russell 3000® Index (reflects no deductions for fees or expenses)(5)%
Strategic Allocation Moderate Composite Index (reflects no deductions for fees or expenses)(6)%
(1)	Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the ADV Class shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent ADV Class and Class I shares have different expenses.

(2)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.

(3)	Effective October 1, 2002, the Portfolio changed its name from ING VP Crossroads Portfolio to ING VP Strategic Allocation Balanced Portfolio.

(4)	Effective April 28, 2006, the Portfolio changed its name from ING VP Strategic Allocation Balanced Portfolio to ING VP Strategic Allocation Moderate Portfolio.

(5)	The Russell 3000® Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.
(6)

The Strategic Allocation Moderate Composite Index is comprised of 55% Russell 3000® Index, 5% Morgan Stanley Capital International Europe, Australasia, Far East® Index (“MSCI EAFE® Index”), 35% Lehman Brothers Aggregate Bond Index (“LBAB Index”) and 5% 91-Day U.S. T-Bill. The Russell 3000® Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization. MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. The LBAB Index is widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The 91-Day U.S. T-Bill is a U.S. government issued short-term debt sold at a discount and then redeemed at maturity at the full face value.

10	ING VP Strategic Allocation Moderate Portfolio

WHAT YOU PAY TO INVEST

The tables that follow show the estimated operating expenses you pay if you buy and hold Class [ ] shares of a Portfolio. Shareholders of a Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of a Portfolio’s assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio’s allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by the Class [ ] shares of a Portfolio may vary from year to year.
Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges or expenses, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult your administrator for more information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.

Shareholder Transaction Expenses (fees you pay directly from your investment). Not applicable.

Operating Expenses Paid Each Year by the Portfolios(1)

(as a % of average net assets)

Portfolio		Management Fees	Distribution (12b-1) Fees	Shareholder Services Fees	Other Expenses(2)		Acquired Fund Fees and Expenses	Total Portfolio Operating Expenses	Waivers, Reimbursements and Recoupment		Net Portfolio Operating Expenses

ING VP Strategic Allocation Conservative	%					(3)				(4)
ING VP Strategic Allocation Growth	%					(3)			—
ING VP Strategic Allocation Moderate	%					(3)				(4)

(1)	This table shows the estimated operating expenses for ADV Class shares of each Portfolio as a ratio of expenses to average daily net assets. Since the ADV Class shares had not commenced operations as of December 31, 2006, expenses are based on the Portfolios’ actual operating expenses for Class I shares, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC has agreed.

(2)	ING Funds Services, LLC receives an annual administration fee equal to 0.055% on the first $5 billion of daily net assets and 0.03% of daily net assets thereafter of each Portfolio.

(3)	Other expenses include fees and expenses of less than 0.005% that were incurred indirectly by the Portfolios as a result of investing in an acquired fund.

(4)	ING Investments, LLC has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio’s expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading

‘‘Waivers, Reimbursements and Recoupments.’’ For each applicable Portfolio, the expense limits will continue through at least May 1, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the then-current term or upon termination of an investment management agreement. In addition, the expense limitation agreement may be terminated by the Company/Trust upon at least 90 days’ prior written notice to ING Investments, LLC. For more information regarding the Portfolios’ expense limitation agreement, please see the Statement of Additional Information.

If you have any questions, please call 1-800-992-0180.

What You Pay to Invest	11

WHAT YOU PAY TO INVEST

Acquired (Underlying) Fund Annual Operating Expenses

(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to each Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by each Portfolio will vary based on the Portfolio’s allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio’s fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of [            ].

Class I

Underlying Fund	Net Operating Expenses
ING VP Index Plus LargeCap Portfolio	[	]%
ING VP Index Plus MidCap Portfolio	[	]%
ING VP Index Plus SmallCap Portfolio	[	]%
ING VP Index Plus International Equity Portfolio	[	]%
ING VP Real Estate Portfolio	[	]%
ING VP Intermediate Bond Portfolio	[	]%
ING Liquid Assets Portfolio	[	]%
ING Limited Maturity Bond Portfolio*	[	]%
ING Global Real Estate Portfolio*	[	]%
ING Global Resources Portfolio*	[	]%
ING VP High Yield Portfolio*	[	]%

*	These Underlying Funds are included in the universe of Underlying Funds but will not receive an initial allocation.

12	What You Pay to Invest

WHAT YOU PAY TO INVEST

Examples

The Examples are intended to help you compare the cost of investing in Class [    ] shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Class [    ] shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Class [    ] shares of the Portfolios’ net operating expenses remain the same. The Examples do not reflect expenses and charges which are, or may be, imposed by a Variable Contract or Qualified Plan that may use the Portfolios as its underlying investment option. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Examples show what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio		1 Year	3 Years	5 Years	10 Years

ING VP Strategic Allocation Conservative(1)	$
ING VP Strategic Allocation Growth	$
ING VP Strategic Allocation Moderate(1)	$

(1)	The Examples reflect the contractual expense limitations/waivers for the one-year period and the first year of the three-, five- and ten-year periods.

If you have any questions, please call 1-800-992-0180.

What You Pay to Invest	13

MORE INFORMATION ON INVESTMENT STRATEGIES

More on the Asset Allocation Process

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing in a combination of the Underlying Funds. Under the supervision of ING Investments, ING IM determines the mix of Underlying Funds and sets the appropriate Target Allocations and ranges for investments in those Underlying Funds.

As market prices of the Underlying Funds’ portfolio securities change, each Portfolio’s actual allocations may vary somewhat from the Target Allocations, although the percentages generally will remain within an acceptable range of the Target Allocation percentages. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. ING IM will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to each Portfolio and the Underlying Funds.

ING IM intends to rebalance each Portfolio on at least a monthly basis, but may rebalance more frequently as deemed appropriate, to attain the Target Allocation. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio’s current cash reserves, ING IM may determine to purchase additional shares or redeem shares of Underlying Funds. In making those purchases or redemptions, ING IM will attempt to rebalance each Portfolio’s holdings of Underlying Funds to bring them more closely in line with the Portfolio’s Target Allocations. If ING Investments and/or ING IM believes it is in the best interests of a Portfolio and its shareholders to deviate from the Target Allocations, it may rebalance more frequently than monthly, limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

Investment Objectives, Main Investments and Risks of the Underlying Funds

Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in a Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled “More Information About Risks” on page [    ] for an expanded discussion of the risks listed below for a particular Underlying Fund.

You should note that over time each Portfolio will alter its allocation of assets among the Underlying Funds and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which a Portfolio will be invested in each Underlying Fund at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

14	More Information on Investment Strategies

MORE INFORMATION ON INVESTMENT STRATEGIES

Description of The Investment Objectives, Main Investments and Risks of The Underlying Funds

Investment Adviser/Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus LargeCap Portfolio	Outperform the total return performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index” or “Index”), while maintaining a market level of risk.	Invests at least 80% of its assets in securities of large capitalization companies included in the S&P 500® Index. May invest in derivative instruments. May invest in other investment companies. May also lend portfolio securities, up to 33 1/3% of its total assets.	Derivatives risk; manager risk; other investment companies risk; portfolio turnover risk; price volatility risk; and securities lending risk.
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus MidCap Portfolio	Outperform the total return performance of the Standard & Poor’s MidCap 400 Index (“S&P MidCap 400 Index” or “Index”), while maintaining a market level of risk.	Invests at least 80% of its assets in securities of mid-capitalization companies included in the S&P MidCap 400 Index. May invest in derivative instruments. May invest in other investment companies. May also lend portfolio securities, up to 33 1/3% of its total assets.	Derivatives risk; manager risk; mid-sized companies risk; other investment companies risk; price volatility risk; and securities lending risk.
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus SmallCap Portfolio	Outperform the total return performance of the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600 Index” or “Index”), while maintaining a market level of risk.	Invests at least 80% of its assets in securities of small-capitalization companies included in the S&P SmallCap 600 Index. May invest in derivative instruments. May invest in other investment companies. May also lend portfolio securities, up to 33 1/3% of its total assets.	Derivatives risk; manager risk; other investment companies risk; price volatility risk; securities lending risk; and small-sized companies risk.
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors B.V.	ING VP Index Plus International Equity Portfolio	Outperform the total return performance of the Morgan Stanley Capital International Europe, Australasia and Far East® Index (“MSCI EAFE® Index”), while maintaining a market level of risk.	Normally invests at least 80% of its assets in stocks included in the MSCI EAFE® Index, exchange-traded funds, and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components. May invest in securities that are convertible into common stocks included in the MSCI EAFE® Index. May also lend portfolio securities, up to 33 1/3% of its total assets.	Convertible securities risk; derivatives risk; equity securities risk; foreign investment risk; inability to sell securities risk; index strategy risk; investment model risk; manager risk; market and company risk; market capitalization risk; market trends risk; other investment companies risk; portfolio turnover risk; and securities lending risk.

If you have any questions, please call 1-800-992-0180.

More Information on Investment Strategies	15

MORE INFORMATION ON INVESTMENT STRATEGIES

Investment Adviser/Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING VP Real Estate Portfolio	Total return.	Normally invests at least 80% of its assets in common and preferred stocks U.S. real estate investment trusts (“REITs”) and real estate companies. May invest in companies with any market capitalization; however, generally will not invest in companies with market capitalization of less than $100 million at the time of purchase. May invest in initial public offerings. May invest a significant portion of its assets in a single issuer. May also lend portfolio securities, up to 33 1/3% of its total assets.	Concentration risk; inability to sell securities risk; initial public offerings risk; manager risk; market trends risk; non-diversification status risk; price volatility risk; real estate risk; and securities lending risk.
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Intermediate Bond Portfolio	Maximize total return consistent with reasonable risk.	Normally invests at least 80% of its assets in a portfolio of bonds including, but not limited to, corporate, government and mortgage bonds, which, at the time of purchase are rated investment grade by a nationally recognized statistical rating organization, or are of comparable quality if unrated. May invest a portion of its assets in high-yield (high risk) debt securities. May also invest in: preferred stocks; high-quality money market instruments; municipal bonds; debt securities of foreign issuers; mortgage- and asset-backed securities; options and futures contracts involving securities, securities indices and interest rates. May lend portfolio securities, up to 33 1/3% of its total assets. May also invest in other investment companies.	Credit risk; derivatives risk; extension risk; foreign investing risk; high-yield, lower grade debt securities risk; interest rate risk; mortgage-related securities risk; portfolio turnover risk; prepayment risk; price volatility risk; other investment companies risk; securities lending risk; and U.S. Government securities risk.

16	More Information on Investment Strategies

MORE INFORMATION ON INVESTMENT STRATEGIES

Investment Adviser/Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Advisor: Directed Services, LLC Sub-Adviser: ING Investment Managements Co.	ING Liquid Assets Portfolio	High level of current income consistent with the preservation of capital and liquidity.

Invests in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks. Invests in obligations permitted to be purchased under Rule 2a-7 of the Investment Company Act of 1940 including, but not limited to, (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic, Yankee-dollar and Euro-dollar obligations: certificates of deposit, time deposits, bankers acceptances, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services companies, including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers. May purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies.

Credit risk; foreign investment risk; inability to sell securities risk; interest rate risk; manager risk; mortgage-related securities risk; other investment companies risk; sector risk; and U.S. government securities and obligations risk.

If you have any questions, please call 1-800-992-0180.

More Information on Investment Strategies	17

MORE INFORMATION ON INVESTMENT STRATEGIES

Investment Adviser/Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Advisor: DSL Services, LLC Sub-Adviser: ING Investment Management Co.	ING Limited Maturity Bond Portfolio	Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

Normally invests at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. Under normal market conditions, maintains significant exposure to government securities. Invests in non-government securities, issued by companies of all sizes, only if rated Baa3 or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB- or better by Standard & Poor’s Corporation (“S&P”) or, if not rated by Moody’s or S&P, the Sub-Adviser determines at the time of purchase that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody’s (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined, at the time of purchase, to be of comparable quality by the Sub-Adviser. May also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. May engage in dollar roll transactions and swap agreements, including credit default swaps. May use options and futures contracts involving securities, securities indices and interest rates.

May invest in mortgage-backed and asset-backed debt securities. Private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits. May borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes. May lend portfolio securities, up to 33 1/3% of its total assets. May also invest in other investment companies.

Borrowing risk; call risk; credit derivatives risk; debt securities risk; derivatives risk; equity securities risk; foreign investment risk; inability to sell securities risk; income risk; interest rate risk; leveraging risk; manager risk; market capitalization risk; mid-capitalization company risk; mortgage-related securities risk; other investment companies risk; portfolio turnover risk; restricted and illiquid securities risk; sector risk; securities lending risk;

small-capitalization company risk; and U.S. government securities and obligations risk.

18	More Information on Investment Strategies

MORE INFORMATION ON INVESTMENT STRATEGIES

Investment Adviser/Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Advisor: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING Global Real Estate Portfolio	High total return.

Under normal market conditions, will invest at least 80% of its assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. This portion of the Portfolio will have investments located in a number of different countries located throughout the world, including the U.S. and in countries with emerging securities markets. The

Portfolio expects these investments to be in common stocks of large-, mid- and small-sized companies, including real estate investment trusts (“REITs”). May lend portfolio securities, up to 33 1/3% of its total assets.

Diversification risk; emerging markets risk; equity securities risk; foreign investment risk, inability to sell securities risk; industry concentration risk; market capitalization risk; market trends risk; mid-capitalization company risk; portfolio turnover risk; price volatility risk; real estate investment trusts risk; securities lending risk; and small-capitalization company risk.

If you have any questions, please call 1-800-992-0180.

More Information on Investment Strategies	19

MORE INFORMATION ON INVESTMENT STRATEGIES

Investment Adviser/Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Advisor: DSL Services, LLC Sub-Adviser: ING Investment Management Co.	ING Global Resources Portfolio	Long-term capital appreciation.	Normally invests at least 80% of its assets in equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the U.S. May invest up to 50% of its net assets in any single industry of natural resources. May invest in: securities issued by companies that are not in natural resources industries; investment-grade corporate debt; repurchase agreements; and derivatives. May invest directly in commodities including gold bullion and coins. May invest without limit in securities of foreign issuers, including emerging markets. May invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stock; direct equity interests in trusts (including Canadian Royalty Trusts); preferred stock; Partnerships, including master limited partnerships; restricted securities; American Depositary Receipts; and Global Depositary Receipts. Normally invests in companies with large capitalization, but may also invest in mid- and small-sized companies. May invest in other investment companies. May invest in derivative securities and structured notes, whose value is linked to the price of a commodity or commodity index. Compared with other funds, may invest a greater portion of its assets in a particular issuer. May also lend portfolio securities, up to 33 1/3% of its total assets.	Commodities risk; debt securities risk; depositary receipts risk; derivatives risk; diversification risk; emerging markets risk; equity securities risk; foreign investment risk; inability to sell securities risk; industry concentration risk; manager risk; market and company risk; natural resources risk; over-the-counter investment risk; other investment companies risk; portfolio turnover risk; restricted and illiquid securities risk; sector risk; and securities lend risk.

20	More Information on Investment Strategies

MORE INFORMATION ON INVESTMENT STRATEGIES

Investment Adviser/Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Advisor: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP High Yield Bond Portfolio	High level of current income and total return.	Normally invests at least 80% of its assets in a portfolio of high-yield (high risk) bonds, which include: bank loans; payment-in-kind securities; fixed and variable floating rate and deferred interest debt obligations; zero coupon bonds and debt obligations provided they are unrated or rated below investment grade. Remaining assets may be invested in investment grade debt securities; common and preferred stocks; U.S. government securities; money market instruments; and debt securities of foreign issuers including securities of companies in emerging markets. May purchase structured debt obligations and may engage in dollar roll transactions and swap agreements, including credit default sweeps. May invest in derivatives and companies of any size. May invest in other investment companies. May also lend portfolio securities, up to 33 1/3% of its total assets.	Credit risk; derivatives risk; foreign investing risk; high-yield, lower grade debt securities risk; inability to sell securities risk; interest rate risk; other investment companies risk; portfolio turnover risk; price volatility risk; and securities lending risk.

If you have any questions, please call 1-800-992-0180.

More Information on Investment Strategies	21

INFORMATION FOR INVESTORS

About Your Investment

Shares of the Portfolios are offered for purchase by separate accounts to serve as investment options under Variable Contracts, to Qualified Plans, to certain other investment companies and to other investors as permitted to satisfy the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended, (“Code”) and under federal tax regulations, revenue rulings or private letter rulings issued by the Internal Revenue Service.

You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract is responsible for investing in the Portfolios according to the investment options you’ve chosen. You should consult your Variable Contract prospectus, prospectus summary or disclosure statement for additional information about how this works. The Portfolios assume no responsibility for such prospectus, prospectus summary or disclosure statement.

ING Funds Distributor, LLC, (‘‘ING Funds Distributor’’ or ‘‘Distributor’’) the distributor for the Portfolios, also offers directly to the public other ING Funds that have similar names, investment objectives and strategies as those of the Portfolios offered by this Prospectus. You should be aware that the Portfolios are likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of these Portfolios can be expected to vary from those of the other funds.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts, offers its shares directly to Qualified Plans or offers its shares to other permitted investors. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolios serve as investment options and other permitted investors might at some time be in conflict because of differences in tax treatment or other considerations. The Portfolios’ Boards of Directors/Trustees (‘‘Board’’) directed ING Investments, LLC to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans, and other permitted investors, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios, a pension plan, investment company or other permitted investor, which might force the Portfolios to sell securities at disadvantageous prices.

The Portfolios may discontinue offering shares at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that a Board believes is suitable, as long as any required regulatory standards are met (which may include SEC approval).

Frequent Trading — Market Timing

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary or that a Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Because some Underlying Funds invest in foreign securities it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current net asset value (“NAV”), causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not

22	Information for Investors

INFORMATION FOR INVESTORS

resume prior to the time the Underlying Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies; however, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds’ shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

Classes of Shares

The Portfolios also offer Class I and Class S shares. Class I and Class S shares are not offered in this Prospectus.

Shareholder Service and Distribution Plan Fees

The Company/Trust has adopted a shareholder services and distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (‘‘1940 Act’’) (‘‘Shareholder Service and Distribution Plan’’) for the ADV Class shares of each Portfolio. Under the Shareholder Service and Distribution Plan, the Distributor, the Portfolios’ principal underwriter, is paid an annual shareholder services fee equal to 0.25% and an annual distribution fee equal to 0.25% in each case computed as a percentage of average daily net assets of the ADV Class shares of each Portfolio. The shareholder services fee is be paid for the shareholder services and account maintenance services provided by the Distributor to the Portfolios, and could be used by the Distributor to pay securities dealers (including the Distributor) and other financial institutions, plan administrators and organizations for servicing shareholder accounts. The distribution fee would be paid for the Distributor’s services as distributor of the Portfolios in connection with any activities or expenses primarily intended to result in the sale of ADV Class shares of the portfolios. Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How ING Compensates Entities Offering Its Portfolios as Investment Options in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios’ Shareholder Service and Distribution Plan, the Portfolios’ Adviser or Distributor (collectively “ING”), out of their own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios’ Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for the Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company’s Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver and ING USA Annuity and Life Insurance Co. ING Groep N.V. uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time. The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, the Adviser, nor the Distributor are a party to these arrangements. Investors should consult the

If you have any questions, please call 1-800-992-0180.

Information for Investors	23

INFORMATION FOR INVESTORS

prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Net Asset Value

The NAV per share for each class of each Portfolio is determined each business day as of the close of regular trading (‘‘Market Close’’) on the New York Stock Exchange (‘‘NYSE’’) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The NAV of each Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Underlying Funds will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio’s NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio’s shares.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by that Underlying Fund’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•	Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE or the closing value is otherwise deemed unreliable;

•	Securities of an issuer that has entered into a restructuring;

•	Securities whose trading has been halted or suspended;

•	Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•	Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund’s Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund’s board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company’s Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company’s Variable Contract or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of each Portfolio’s portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the new quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post the quarter ending June 30 holdings on August 1.) Each Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolios’ website until a Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios’ website is located at www.ingfunds.com.

24	Information for Investors

ADVISER AND SUB-ADVISERS	MANAGEMENT OF THE PORTFOLIOS

ADVISER

ING Investments, LLC (‘‘ING Investments’’ or ‘‘Adviser’’), an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April of 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of December 31, 2007, ING Investments managed approximately $[        ] billion in assets.

The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Portfolios.

The following table shows the aggregate annual management fees paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets:

Portfolio	Management Fees
ING VP Strategic Allocation Conservative	0.60%
ING VP Strategic Allocation Growth	0.60
ING VP Strategic Allocation Moderate	0.60

For information regarding the basis for the Board’s approval of the following investment advisory and investment sub-advisory relationships, please refer to the Portfolios’ annual shareholder report to be dated December 31, 2007.

SUB-ADVISER

ING Investments has engaged a sub-adviser to provide the day-to-day management of each Portfolio. The Sub-Adviser has, at least in part, been selected on the basis of its successful application of a consistent, well-defined and long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of the Sub-Adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Portfolios’ Board. In the event the sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Portfolios.

ING Investments acts as a “manager-of-managers” for the Portfolios. ING Investments delegates to the Sub-Adviser of the Portfolios the responsibility for investment management, subject to ING Investment’s oversight. ING Investments is responsible for monitoring the investment program and performance of the Portfolios’ Sub-Adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Portfolios’ Board. The Portfolios and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or replace a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without shareholder approval. Each Portfolio will notify shareholders of any change in the identity of its sub-adviser. In this event, the name of the Portfolio and its investment strategies may also change.

ING Investment Management Co.

ING Investment Management Co., (‘‘ING IM’’ or “Sub-Adviser”), a Connecticut corporation, serves as sub-adviser to each Portfolio. ING IM is responsible for managing the assets of the Portfolios in accordance with each Portfolio’s investment objective and policies, subject to oversight by ING Investments and the Board.

Founded in 1972, ING IM is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as Adviser or Sub-Adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2007, ING IM managed approximately $[        ] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, NY 10169.

Prior to March 31, 2002, ING IM served as investment adviser to all of the Portfolios. There was no change in management fees paid by the Portfolios in connection with the change in investment adviser.

If you have any questions, please call 1-800-992-0180.

Management of the Portfolios	25

MANAGEMENT OF THE PORTFOLIOS	ADVISER AND SUB-ADVISERS

ING VP Strategic Allocation Conservative, ING VP Strategic Allocation Growth, and ING VP Strategic Allocation Moderate Portfolios

The following individuals share responsibility for the day-to-day management of the Strategic Allocation Portfolios:

Paul Zemsky, Portfolio Manager, has co-managed the Portfolio since April 2007. Mr. Zemsky is the head of ING’s Multi-Asset Strategies & Solutions Group. He joined ING IM in 2005 as Head of Derivative Strategies. Prior to assuming his role at ING, Mr. Zemsky spent 18 years at J.P. Morgan Investment Management, where he held a number of key positions, including having responsibility for asset allocation for the firm’s fixed income business and handling option trading in both the exchange-traded and over-the-counter markets. Paul Zemsky has 21 years of investment experience.

Brian Gendreau, Ph.D., Portfolio Manager, has co-managed the Portfolio since May 2006. Mr. Gendreau joined ING IM as an Investment Strategist in September 2004 from Heckman Global Advisors, where he managed their Emerging Market Equity Allocation products since October 2002. Prior to that, Dr. Gendreau was a Director and Market Strategist within Salomon Smith Barney’s Institutional Investor ranked Asset Allocation team, where he had been employed since 1997. Earlier he worked at JPMorgan as Vice President in the Economic Research Department. He also served as an Economist for the Federal Reserve Bank of Philadelphia and the Board of Governors of the Federal Reserve System.

Additional Information Regarding Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolios.

26	Management of the Portfolios

MORE INFORMATION ABOUT RISKS

All variable portfolios involve risk — some more than others —and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which the Underlying Funds invest and investment techniques that they use. The following pages discuss the risks associated with certain of the types of securities in which an Underlying Fund may invest and certain of the investment practices that an Underlying Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Underlying Funds, see the SAI.

Asset Allocation is no Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for each Portfolio. Furthermore, allocation of the Portfolios’ assets by ING Investments and ING IM may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return. There is a risk that you could achieve better returns by investing in an Underlying Fund or other mutual funds representing a single asset class than in any of the Portfolios. Assets will be allocated among funds and markets based on judgments made by ING Investments and ING IM. There is a risk that a Portfolio may allocate assets to an asset class or market that underperforms other funds. For example, a Portfolio may be underweighted in assets or a market that is experiencing significant returns or over-weighted in assets or a market with significant declines.

Performance of the Underlying Funds will Vary

The performance of each Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of each Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.

Temporary Defensive Positions

Each Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic, political or other conditions affect the Portfolio or Underlying Fund. Instead, a Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an

Underlying Fund invests defensively, it may not be able to pursue its investment objective. Each Portfolio’s or Underlying Fund’s defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of each Portfolio among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to each Portfolio and to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds may have a sub-adviser that is affiliated with the Adviser, while others do not. ING Investments may also subsidize the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that fund or to ING Investments or an affiliate or may believe that an Underlying Fund may benefit from additional assets. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than the Portfolios. ING Investments has informed the Portfolios’ Board that it has developed an investment process that it believes will ensure each Portfolio is managed in the best interests of the shareholders of the Portfolio. Nonetheless, investors bear the risk that ING Investments’ allocation decisions may be affected by its conflicts of interest.

Principal Risks

Each Portfolio is affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

For certain of these Underlying Funds, the risk associated with the strategy is a principal risk. Other Underlying Funds may engage, to a lesser extent, in these strategies, and when so engaged are subject to the attendant risks. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Underlying Fund.

Concentration.    Certain Underlying Funds concentrate (for purposes of the 1940 Act) their assets in securities related to a particular industry, which means that at least 25% of their respective assets will be invested in these assets at all times. As a result, the Underlying Fund may be subject to greater market fluctuation than an Underlying Fund which has securities representing a broader range of investment alternatives.

Convertible Securities.    The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest

If you have any questions, please call 1-800-992-0180.

More Information About Risks	27

MORE INFORMATION ABOUT RISKS

rates and the credit quality of the issuer. Convertible securities are often lower rated securities. An Underlying Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

Corporate Debt Securities.    Certain Underlying Funds may invest in corporate debt securities. Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates decline, the value of the Underlying Funds’ fixed-income securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Fixed-income securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed-income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s “interest rate risk” or “volatility.” According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Derivatives.    Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity, which could cause an Underlying Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the adviser or sub-adviser might imperfectly judge the market’s direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

Emerging Markets Investments.    Certain Underlying Funds may invest in emerging markets. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

Foreign Securities.    There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of Underlying Funds, including the withholding of dividends.

Certain Underlying Funds may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions, to help protect Underlying Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Underlying Fund. The risks of investing in foreign securities may be greater for countries with an emerging securities market.

ADRs, GDRs and EDRs (collectively, “depositary receipts”) are viewed as investments in the underlying securities which they

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represent, and therefore are subject to the risks of foreign investments. Even when denominated in U.S. dollars, depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency. There can be no assurance that the price of depositary receipts will always track the price of the underlying foreign security.

High-Yield, Lower-Grade Debt Securities.    Certain Underlying Funds may invest in high-yield, lower-grade debt securities. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High-yield debt securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Inability to Sell Securities.    Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Non-diversified Investment Company.    An Underlying Fund classified as a non-diversified investment company under the 1940 Act, means that the Underlying Fund is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of the Underlying Fund’s assets in the securities of a small number of issuers may cause an Underlying Fund’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as non-diversified, an Underlying Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, an Underlying Fund would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Other Investment Companies.    Certain Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules thereunder. These may include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depository Receipts (“SPDRs”), Power Shares QQQTM (“QQQQ”), Dow Jones Industrial Average Tracking Stocks (“Diamonds”) and iShares exchange-traded funds (“iShares”). The main risk of investing in ETFs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained or (ii) trading may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit-breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Real Estate Securities.    Certain Underlying Funds may invest in real estate securities. Investments in issuers that are primarily engaged in real estate, including REITs, may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

Small- and Mid-Capitalization Companies.    Certain Underlying Funds may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Lending Portfolio Securities.    In order to generate additional income, certain Underlying Funds may lend portfolio securities in an amount up to 30% or 33 1/3%, depending upon the Underlying Fund, of total Underlying Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of

If you have any questions, please call 1-800-992-0180.

More Information About Risks	29

MORE INFORMATION ABOUT RISKS

such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Portfolio Turnover.    Certain Underlying Funds are generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to an Underlying Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Underlying Fund.

Other Risks

Borrowing.    Each Underlying Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of an Underlying Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, an Underlying Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Management Risk.    Each Underlying Fund is subject to management risk because it is an actively managed investment portfolio. The adviser or sub-adviser and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Underlying Funds, but there can be no guarantee that these will produce the desired results.

Many sub-advisers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Mortgage-Related Securities.    Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage- related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities owned by an Underlying Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations, and thus are subject to risk of default.

Pairing-Off Transactions.    A pairing-off transaction occurs when an Underlying Fund commits to purchase a security at a future date, and then the Underlying Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Underlying Fund will experience a loss.

Repurchase Agreements.    Repurchase agreements involve the purchase by an Underlying Fund of a security that the seller has agreed to repurchase at an agreed-upon price. If the seller defaults and the collateral value declines, an Underlying Fund might incur a loss. If the seller declares bankruptcy, an Underlying Fund may not be able to sell the collateral at the desired time.

Restricted and Illiquid Securities.    If a security is illiquid, an Underlying Fund may not be able to sell the security at a time when the adviser or sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Reverse Repurchase Agreements and Dollar Rolls.    A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and

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gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, an Underlying Fund’s NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase an Underlying Fund’s yield; however, such transactions also increase the Underlying Fund’s risk to capital and may result in a shareholder’s loss of principal.

Short Sales.    A “short sale” is the sale by an Underlying Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Underlying Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

U.S. Government Securities and Obligations.    Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

Investment by Funds-of-Funds.    Each of the Underlying Funds’ shares may be purchased by other investment companies. In some cases, an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Adviser will monitor transactions by each Portfolio and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Percentage and Rating Limitations.    Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.

If you have any questions, please call 1-800-992-0180.

More Information About Risks	31

PERFORMANCE OF THE UNDERLYING FUNDS

Each Portfolio seeks to achieve its investment objective by investing in Underlying Funds and uses asset allocation strategies to determine how much to invest in Underlying Funds. You may be interested in the performance of the Underlying Funds or related performance attained by the Sub-Advisers of the Underlying Funds. In analyzing this performance it is important to understand that because a Portfolio will invest in multiple Underlying Funds, the Portfolio’s future performance will be based on a blend of the performance of the Underlying Funds in proportion to the percentage of the Portfolio’s assets invested in them. Therefore, the performance of a Portfolio will not be based solely on the performance of any single Underlying Fund. The performance of the Underlying Funds does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower.

ING VP Index Plus LargeCap Portfolio

The following table shows the average annual total returns of Class I shares of ING VP Index Plus LargeCap Portfolio for the 1 Year, 5 Year and 10 Year periods ended [                    ], as well as a comparison with the performance of a broad measure of market performance — the S&P 500® Index. You should not consider the performance of ING VP Index Plus LargeCap Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns(1)

(For the periods ended [    ])

	1 Year		5 Years		10 Years
ING VP Index Plus LargeCap Portfolio —Class I Return Before Taxes	[	]%	[	]%	[	]%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)(2)	[	]%	[	]%	[	]%

(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

ING VP Index Plus MidCap Portfolio

The following table shows the average annual total returns of Class I shares of ING VP Index Plus MidCap Portfolio for the 1 Year, 5 Year and Life of Class periods ended [                    ], as well as a comparison with the performance of a broad measure of market performance — the S&P MidCap 400 Index. You should not consider the performance of ING VP Index Plus MidCap Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns(1)(2)

(For the periods ended [    ])

	1 Year		5 Years		10 Years (or Life of Class)
ING Index Plus MidCap Fund —Class I Return Before Taxes	[	]%	[	]%	[	]%(2)
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)(3)	[	]%	[	]%	[	]%(4)

(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	Class I shares commenced operations on December 16, 1997.
(3)	The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.
(4)	The index return is for the period beginning January 1, 1998.

ING VP Index Plus SmallCap Portfolio

The following table shows the average annual total returns of Class I shares of ING VP Index Plus SmallCap Portfolio for the 1 Year, 5 Year and Life of Class periods ended [                    ], as well as a comparison with the performance of a broad measure of market performance — the S&P SmallCap 600 Index. You should not consider the performance of ING VP Index Plus SmallCap Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns(1)(2)

(For the periods ended [    ])

	1 Year		5 Years		10 Years (or Life of Class)
ING VP Index Plus SmallCap Portfolio—Class I Return Before Taxes	[	]%	[	]%	[	]%(2)
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)(3)	[	]%	[	]%	[	]%(4)

(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	Class I shares commenced operations on December 19, 1997.
(3)	The S&P SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with an average market value of approximately $630 million.
(4)	The index return for Class I shares is for the period beginning January 1, 1998.

ING VP Index Plus International Equity Portfolio

The following table shows the average annual total returns of Class I shares of ING VP Index Plus International Portfolio for the 1 Year and Life of Class periods ended [                    ], as well as a comparison with the performance of a broad measure of market

32	Performance of the Underlying Funds

PERFORMANCE OF THE UNDERLYING FUNDS

performance — the MSCI EAFE® Index. THE MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. You should not consider the performance of ING VP Index Plus International Equity Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns(1)

(For the periods ended [    ])

	1 Year		5 Years (or Life of Class)		10 Years
ING VP Index Plus International Equity Portfolio — Class I Return Before Taxes	[	]%	[	]%(1)	N/A
MSCI EAFE® Index (reflects no deduction for fees, expenses, or taxes)	[	]%	[	]%(2)	N/A

(1)	Class I shares commenced operations on July 29, 2005.
(2)	The index return is for the period beginning August 1, 2005.

ING VP Real Estate Portfolio

The following table shows the average annual total returns of Class I shares of ING VP Real Estate Portfolio for the 1 Year and Life of Class periods ended [                    ], as well as a comparison with the performance of a broad measure of market performance — the MSCI U.S. REIT® Index. You should not consider the performance of ING VP Real Estate Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns(1)

(For the periods ended [    ])

	1 Year		5 Years (or Life of Class)		10 Years
ING VP Real Estate Portfolio —Class I Return Before Taxes	[	]%	[	]%(1)	N/A
MSCI U.S. REIT® Index (reflects no deduction for fees, expenses, or taxes)(2)	[	]%	[	]%(3)	N/A

(1)	Class I shares commenced operations on May 3, 2004.
(2)

The MSCI U.S. REIT® Index is a free float-adjusted market capitalization weighted index that is comprised of equity real estate investment trusts that are included in the MSCI U.S. Investable Market 2500 Index (with the exception of specialty REITs that do not generate a majority of their revenue and income from real estate rental and leasing obligations). The index represents approximately 85% of the U.S. REIT market.

(3)	The index return for Class I shares is for the period beginning May 1, 2004.

ING VP Intermediate Bond Portfolio

The following table shows the average annual total returns of Class I shares of ING VP Intermediate Bond Portfolio for the 1 Year, 5 Year and 10 Year periods ended [                    ], as well as a comparison with the performance of a broad measure of market performance — the Lehman Brothers® Aggregate Bond

Index (“LBAB Index”). You should not consider the performance of ING VP Intermediate Bond Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns(1)

(For the periods ended [    ])

	1 Year		5 Years (or Life of Class)		10 Years
ING VP Intermediate Bond Portfolio — Class I Return Before Taxes	[	]%	[	]%	[	]%
LBAB Index (reflects no deduction for fees, expenses, or taxes)(3)	[	]%	[	]%	[	]%

(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	Effective August 6, 2004, the Portfolio changed its name from ING VP Bond Portfolio to ING VP Intermediate Bond Portfolio.
(3)	The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities.

ING Liquid Assets Portfolio

The following table shows the average annual total returns of Class I shares of ING Liquid Assets Portfolio for the 1 Year and Life of Class periods ended [                    ], as well as a comparison with the performance of a broad measure of market performance — the iMoneyNet First Tier Retail Index. The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds. You should not consider the performance of ING Liquid Assets Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns(1)

(For the periods ended [    ])

	1 Year		5 Years (or Life of Class)		10 Years
ING Liquid Assets Portfolio —Class I Return Before Taxes	[	]%	[	]%(1)	N/A
iMoneyNet First Tier Retail Index (reflects no deduction for fees, expenses, or taxes)	[	]%	[	]%(2)	N/A

(1)	Class I shares commenced operations on May 7, 2004.
(2)	The index return for Class I shares is for the period beginning May 1, 2004.

ING Limited Maturity Bond Portfolio

The following table shows the average annual total returns of Class I shares of ING Limited Maturity Portfolio for the 1 Year and Life of Class periods ended [                    ], as well as a comparison with the performance of a broad measure of market performance — the Lehman Brothers 1-3 Year Government/Credit Bond Index. The Lehman Brothers 1-3 Year Government/

If you have any questions, please call 1-800-992-0180.

Performance of the Underlying Funds	33

PERFORMANCE OF THE UNDERLYING FUNDS

Credit Bond Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. You should not consider the performance of ING Limited Maturity Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns(1)

(For the periods ended [    ])

	1 Year		5 Years (or Life of Class)		10 Years
ING Limited Maturity Portfolio — Class I Return Before Taxes	[	]%	[	]%(1)	N/A
Lehman Brothers 1-3 Year Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)	[	]%	[	]%(2)	N/A

(1)	Class I shares commenced operation on April 29, 2005.
(2)	The index return for Class I shares is for the period beginning May 1, 2005.

ING Global Real Estate Portfolio

[Note: Since the Portfolio commenced operations on January 3, 2006, and therefore does not have a full calendar year of operations as of December 31, 2006, annual performance information is not provided. A potential table is provided below.]

The following table shows the average annual total returns of Class I shares of ING Global Real Estate Portfolio for the 1 Year and Life of Class periods ended [                    ], as well as a comparison with the performance of a broad measure of market performance — the [    ] Index. The [    ] Index is [    ]. You should not consider the performance of ING Global Real Estate Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns(1)

(For the periods ended [    ])

	1 Year		5 Years (or Life of Class)		10 Years
ING Global Real Estate Portfolio — Class I Return Before Taxes	[	]%	[	]%(1)	N/A
[ ] Index (reflects no deduction for fees, expenses, or taxes)	[	]%	[	]%(2)	N/A

(1)
(2)

ING Global Resources Portfolio

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to those of two broad measures of market performance — the Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index and the Goldman Sachs Natural Resources Index. The S&P 500® is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Goldman Sachs Natural

Resources Index is an unmanaged index and a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metal, timber and other sub-sectors. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended [    ])

	1 Year		5 Years (or Life of Class)		10 Years
Class I Return	[	]%	[	]%	[	]%
S&P 500® Index	[	]%	[	]%	[	]%
Goldman Sachs Natural Resources Index	[	]%	[	]%	[	]%

(1)	Class I shares commenced operations on May 1, 2003.
(2)	On April 30, 2007, the Portfolio changed its principal investment strategies. ING IM has managed the Portfolio since January 3, 2006. Baring International Investment Limited managed the Portfolio from March 1, 1999 through December 31, 2005. Performance prior to March 1, 1999 is attributable to a different sub-adviser.
(3)	The index returns for the Class I shares are for the period beginning July 2, 2003.

ING VP High Yield Bond Portfolio

The following table shows the average annual total returns of Class I shares of ING VP High Yield Bond Portfolio for the 1 Year, 5 Year and 10 Year periods ended [                    ], as well as a comparison with the performance of two broad measures of market performance — the Lehman Brothers® High Yield Bond Index and the Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index. You should not consider the performance of ING VP High Yield Bond Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns

(For the periods ended [    ])

	1 Year		5 Years		10 Years
ING VP High Yield Bond Portfolio — Class I Return Before Taxes	[	]%	[	]%	[	]%
Lehman Brothers® High Yield Bond Index (reflects no deduction for fees or expenses)(1)	[	]%	[	]%	[	]%
Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index (reflects no deduction for fees or expenses)(2)	[	]%	[	]%	[	]%

(1)	The Lehman Brothers® High Yield Bond Index is an unmanaged index that measures the performance of fixed-income generally representative of corporate bonds rated below investment-grade.
(2)

The Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities. The Composite Index more closely tracks the types of securities in which the Portfolio invests than the Lehman Brothers® High Yield Bond Index.

34	Performance of the Underlying Funds

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gains Distributions

Each Portfolio declares and pays dividends and capital gains distributions, if any, on an annual basis usually in June. To comply with federal tax regulations, the Portfolios may also pay an additional capital gains distribution, usually in June.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains. Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

If you have any questions, please call 1-800-992-0180.

Dividends, Distributions and Taxes	35

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand each Portfolio’s ADV Class shares’ financial performance for the period of the class’ operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolio (assuming reinvestment of all dividends and distributions) but do not reflect charges and expenses attributable to any insurance product; total returns would be lower if they did. A report of each Portfolio’s independent registered public accounting firm along with each Portfolio’s financial statements, is included in the Company’s annual shareholder report, which is incorporated by reference into the SAI and is available upon request.

36	Financial Highlights

FINANCIAL HIGHLIGHTS	ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO

The information in the table below has been derived from the Portfolio’s financial statements, which has been audited by KPMG LLP, an independent registered public accounting firm, with the exception of the six-month period ended June 30, 2007, which is unaudited.

			ADV Class
		Six Months Ended June 30, 2007 (unaudited)	December 29, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$		13.53
Loss from investment operations:
Net investment loss	$		(0.00	)*
Total from investment operations	$		(0.00	)*
Net asset value, end of period	$		13.53
Total Return(2)	%		—
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		1
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)	%		1.15
Gross expenses prior to expense reimbursement(4)	%		1.22
Net investment loss after expense reimbursement(3)(4)	%		(1.15)
Portfolio turnover rate	%		335

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
(4)	Annualized for periods less than one year.

*	Amount represents more than $(0.005) per share.

If you have any questions, please call 1-800-992-0180.

ING VP Strategic Allocation Conservative Portfolio	37

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO	FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, with the exception of the six-month period ended June 30, 2007, which is unaudited.

			ADV Class
		Six Months Ended June 30, 2007 (unaudited)	December 29, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$		17.06
Loss from investment operations:
Net investment loss	$		(0.00	)*
Total from investment operations	$		(0.00	)*
Net asset value, end of period	$		17.06
Total Return(2)%			—
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		1
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%			1.21
Gross expenses prior to expense reimbursement/recoupment(4)%			1.21
Net investment loss after expense reimbursement(3)(4)%			(1.21)
Portfolio turnover rate	%		233

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
(4)	Annualized for periods less than one year.

*	Amount represents more than $(0.005) per share.

38	ING VP Strategic Allocation Growth Portfolio

FINANCIAL HIGHLIGHTS	ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO

The information in the table below has been derived from the Portfolio’s financial statements, which has been audited by KPMG LLP, an independent registered public accounting firm, with the exception of the six-month period ended June 30, 2007, which is unaudited.

			ADV Class
		Six Months Ended June 30, 2007 (unaudited)	December 29, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$		15.32
Loss from investment operations:
Net investment loss	$		(0.00	)*
Total from investment operations	$		(0.00	)*
Net asset value, end of period	$		15.32
Total Return(2)%			—
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		1
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%			1.20
Gross expenses prior to expense reimbursement(4)%			1.21
Net investment loss after expense reimbursement(3)(4)%			(1.20)
Portfolio turnover rate	%		258

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)	The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(4)	Annualized for periods less than one year.

*	Amount represents more than $(0.005) per share.

If you have any questions, please call 1-800-992-0180.

ING VP Strategic Allocation Moderate Portfolio	39

WHERE TO GO FOR MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder report, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries:

ING VP Portfolios

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section

100 F Street, N.E.

Washington, D.C. 20549-0102

Or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Strategic Allocation Portfolios, Inc.	811-8934
ING VP Strategic Allocation Conservative Portfolio
ING VP Strategic Allocation Growth Portfolio
ING VP Strategic Allocation Moderate Portfolio

PRPRO-VPADV (0108-012808)

Prospectus

Prospectus

January 28, 2008

Class I

ING Variable Product Funds

Strategic Allocation Portfolios

■	ING VP Strategic Allocation Conservative Portfolio
■	ING VP Strategic Allocation Growth Portfolio
■	ING VP Strategic Allocation Moderate Portfolio

This Prospectus contains important information about investing in Class I shares of certain ING Portfolios. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolios will achieve their respective investment objectives. As with all mutual funds, the U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

F U N D S

WHAT’S INSIDE

INVESTMENT OBJECTIVE

PRINCIPAL INVESTMENT STRATEGIES

RISKS

HOW THE PORTFOLIO HAS PERFORMED

WHAT YOU PAY TO INVEST

Each Portfolio is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies (“Variable Contracts”) to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”) and qualified pension or retirement plans (“Qualified Plans”).

Individual Variable Contract holders are not “shareholders” of each Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their Variable Contract holders. Shares of the Portfolios are not offered directly to the general public.

These pages contain a description of each of our Portfolios included in this Prospectus, including each Portfolio’s investment objective, principal investment strategies and risks. You’ll also find:

How the Portfolio has performed. A chart that shows each Portfolio’s financial performance for the past ten years (or since inception, if shorter).

What you pay to invest. Information about the management fees and expenses the Portfolios pay. You’ll find further details about the fees associated with your Variable Contract in the accompanying product prospectus or offering memorandum. Please read these documents carefully and keep them for future reference.

Introduction to the Portfolios	1

Portfolios at a Glance	2

Strategic Allocation Portfolios

ING VP Strategic Allocation Conservative Portfolio	5

ING VP Strategic Allocation Growth Portfolio	7

ING VP Strategic Allocation Moderate Portfolio	9

What You Pay to Invest	11

Information for Investors	22

Management of the Portfolios	25

More Information About Risks	27

Dividends, Distributions and Taxes	35

Financial Highlights	36

Where To Go For More Information	Back Cover

INTRODUCTION TO THE PORTFOLIOS

Risk is the potential that your investment will lose money or not earn as much as you hope. All Portfolios have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the principal investment strategies and risks associated with each of our Portfolios. You should consult the Statement of Additional Information (“SAI”) for a complete list of the investment strategies and risks.

If you have any questions about the Portfolios, please call your investment professional or us at 1-800-992-0180.

This Prospectus is designed to help you make informed decisions about your investments.

STRATEGIC ALLOCATION PORTFOLIOS

ING’s Strategic Allocation Portfolios are asset allocation Portfolios that have been designed for investors with different investment goals. They generally seek capital appreciation and/or total return.

They may be suitable investments if you:

•	are investing for the long-term — at least five years.

If you have any questions, please call 1-800-992-0180.

Introduction to the Portfolios	1

PORTFOLIOS AT A GLANCE

Strategic

Allocation

Portfolios

This table is a summary of the investment objective, main investments and main risks of each Portfolio. It is designed to help you understand the differences between the Portfolios, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Portfolio’s investment objective, principal investment strategies and risks, which begin on page 4.

PORTFOLIO	INVESTMENT OBJECTIVE

ING VP Strategic Allocation Conservative Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Total return consistent with preservation of capital.
ING VP Strategic Allocation Growth Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Capital appreciation.

ING VP Strategic Allocation Moderate Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Total return (i.e., income and capital appreciation, both realized and unrealized).

2	Portfolios at a Glance

PORTFOLIOS AT A GLANCE

MAIN INVESTMENTS	MAIN RISKS

A mix of underlying funds that invest in equity and debt securities.	Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.
A mix of underlying funds that invest in equity and debt securities.	Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

A mix of underlying funds that invest in equity and debt securities.	Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

If you have any questions, please call 1-800-992-0180.

Portfolios at a Glance	3

INTRODUCTION

An Introduction to the Strategic Allocation Portfolios

The Strategic Allocation Portfolios discussed in this Prospectus consist of ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderate Portfolio (each a “Portfolio” and collectively, the “Portfolios”).

Each Portfolio seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. Each Portfolio is designed to meet the needs of investors who wish to seek exposure to various types of securities through a single diversified investment.

Each Portfolio invests primarily in a combination of the Underlying Funds that, in turn, invest directly in a wide range of securities. Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified Portfolio. For more information about the Underlying Funds, please see “More Information on Investment Strategies” on page [    ] and “Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds” beginning on page [    ] of this Prospectus.

Although each Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors.

This Prospectus explains the investment objective, principal investment strategies and risks of each Portfolio. Reading this Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

An Introduction to the Asset Allocation Process

ING Investments, LLC (“ING Investments” or “Adviser”) is the investment adviser of the Portfolios. ING Investments is an indirect, wholly-owned subsidiary of ING Groep, N.V. (“ING Groep”) (NYSE: ING).

ING Investment Management Co. (“ING IM” or “Sub-Adviser”) serves as the Sub-Adviser to the Portfolios. Both ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep. ING Investments and ING IM, working together, have designed the Portfolios that will be constructed and managed in accordance with the following process:

The Portfolios have varying investment objectives that are intended for investors with varying risk tolerances and investment goals. Each Portfolio seeks its objective through an asset allocation strategy that provides exposure to various asset classes. This approach is intended to attain a Portfolio’s objective and provide the benefit of lower volatility through asset diversification. ING Investments and ING IM use a process to determine the target allocations for each Portfolio as described below:

1.	ING IM determines the targeted allocations for each Portfolio’s investment in various asset classes. In making this determination, ING IM employs its own proprietary modeling techniques.

2.	ING IM determines the Underlying Funds in which a Portfolio invests to attain its target allocations (for each Portfolio referred to as a “Target Allocation”). In choosing an Underlying Fund for an asset class, ING IM considers the degree to which the Underlying Fund’s holdings or other characteristics correspond to the desired asset class, among other factors.

3.	ING IM may change the Underlying Funds at any time, and may at any time determine to make tactical changes in a Portfolio’s target asset allocations depending on market conditions.

4.	ING Investments will oversee the Target Allocations and the selection of Underlying Funds by ING IM.

The Portfolios will invest new assets and reinvested dividends based on the Target Allocations. Rebalancing will normally take place monthly, and inflows and outflows may be used to seek Target Allocations. These allocations, however, are targets, and each Portfolio’s allocations could change substantially as the Underlying Funds’ asset values change due to market movements and portfolio management decisions. On an ongoing basis, the actual mix of assets and Underlying Funds for each Portfolio may deviate from the Target Allocation percentages set out in the Portfolio’s prospectus. A Portfolio may be rebalanced more often subject to any constraints on timing of rebalancing arising from the Portfolio’s application of frequent trading procedures.

Each Portfolio’s stated investment objective is non-fundamental and may be changed by the Portfolio’s Board of Directors (“Board”) without the approval of shareholders.

4	Introduction

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO

INVESTMENT OBJECTIVE

ING VP Strategic Allocation Conservative Portfolio seeks to provide total return consistent with preservation of capital.

ALLOCATION STRATEGIES

Under normal market conditions, the Sub-Adviser invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest in varying degrees, among several classes of equities, fixed-income securities and money market instruments.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds that reflects an allocation of approximately 45% in equity securities and 55% in fixed-income securities.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among asset classes are set out below. The Portfolio’s assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks	18%
U.S. Mid-Capitalization Stocks	3%
U.S. Small-Capitalization Stocks	3%
Non-U.S./International Stocks	11%
Real Estate Stocks	10%
Fixed-Income Securities	50%
Cash	5%

ING IM may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

The current group of Underlying Funds in which the Portfolio invests include “index plus” funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See “Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds.”

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Asset Allocation — assets will be allocated among funds and markets based on judgments made by ING Investments and ING IM. There is a risk that the Portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes. For example, the Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Affiliated Funds — in managing the Portfolio, ING Investments and ING IM will have authority to select and substitute Underlying Funds. ING Investments and ING IM may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to them by some Underlying Funds are higher than fees paid by other Underlying Funds. However, ING Investments and ING IM are fiduciaries to the Portfolio and are legally obligated to act in the Portfolio’s best interests when selecting Underlying Funds.

Price Volatility — the value of the Portfolio changes as the prices of the Underlying Funds’ investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Market Trends — from time to time, the stock market may not favor growth or value oriented securities in which an Underlying Fund invests. Rather, the market could favor securities to which an Underlying Fund is not exposed, or may not favor equities at all.

Foreign Investing — the Portfolio allocates assets to Underlying Funds that invest in foreign investments. Foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political and economic conditions; a lack of adequate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Portfolio invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.

Real Estate — investments in issuers that are principally engaged in real estate, including Real Estate Investment Trusts (“REITs”), may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

Interest Rate — fixed-income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. High-yield instruments are even more sensitive to economic and market conditions than other fixed-income instruments.

Debt Securities — the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. The Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

If you have any questions, please call 1-800-992-0180.

ING VP Strategic Allocation Conservative Portfolio	5

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of a broad measure of market performance and a composite index for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year.

Year-by-Year Total Returns (%)(1)(2)(3)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:

Worst:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of a broad measure of market performance — the Lehman Brothers® Aggregate Bond Index (“LBAB Index”) and the Strategic Allocation Conservative Composite Index. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)(3)

(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class I Return %
LBAB Index (reflects no deductions for fees or expenses)(4)%
Strategic Allocation Conservative Composite Index (reflects no deductions for fees or expenses)(5)%
(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.

(2)	Effective October 1, 2002, the Portfolio changed its name from ING VP Legacy Portfolio to ING VP Strategic Allocation Income Portfolio.

(3)	Effective April 28, 2006, the Portfolio changed its name from ING VP Strategic Allocation Income Portfolio to ING VP Strategic Allocation Conservative Portfolio.

(4)	The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgaged-backed and corporate debt securities.
(5)

The Strategic Allocation Conservative Composite Index is comprised of 35% Russell 3000® Index, 55% Lehman Brothers Aggregate Bond Index (“LBAB Index”) and 10% 91-Day U.S. T-Bill. The Russell 3000® Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization. The LBAB Index is widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The 91-Day U.S. T-Bill is a U.S government issued short-term debt sold at a discount and then redeemed at maturity at the full face value.

6	ING VP Strategic Allocation Conservative Portfolio

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

ING VP Strategic Allocation Growth Portfolio seeks to provide capital appreciation.

ALLOCATION STRATEGIES

Under normal market conditions, the Sub-Adviser invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest in varying degrees, among several classes of equities, fixed-income securities and money market instruments.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds that reflects an allocation of approximately 85% in equity securities and 15% in fixed-income securities.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among asset classes are set out below. The Portfolio’s assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks	36%
U.S. Mid-Capitalization Stocks	9%
U.S. Small-Capitalization Stocks	9%
Non-U.S./International Stocks	25%
Real Estate Stocks	6%
Fixed-Income Securities	13%
Cash	2%

ING IM may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

The current group of Underlying Funds in which the Portfolio invests include “index plus” funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See “Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds.”

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Asset Allocation — assets will be allocated among funds and markets based on judgments made by ING Investments and ING IM. There is a risk that the Portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes. For example, the Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Affiliated Funds — in managing the Portfolio, ING Investments and ING IM will have authority to select and substitute Underlying Funds. ING Investments and ING IM may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to them by some Underlying Funds are higher than fees paid by other Underlying Funds. However, ING Investments and ING IM are fiduciaries to the Portfolio and are legally obligated to act in the Portfolio’s best interests when selecting Underlying Funds.

Price Volatility — the value of the Portfolio changes as the prices of the Underlying Funds’ investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Portfolio may invest in Underlying Funds that invest in small- and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

Market Trends — from time to time, the stock market may not favor growth or value oriented securities in which an Underlying Fund invests. Rather, the market could favor securities to which an Underlying Fund is not exposed, or may not favor equities at all.

Foreign Investing — the Portfolio allocates assets to Underlying Funds that invest in foreign investments. Foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political and economic conditions; a lack of adequate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent a Portfolio invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.

Debt Securities — the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. The Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

Interest Rate — fixed-income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. High-yield instruments are even more sensitive to economic and market conditions than other fixed-income instruments.

If you have any questions, please call 1-800-992-0180.

ING VP Strategic Allocation Growth Portfolio	7

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance and a composite index for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year.

Year-by-Year Total Returns (%)(1)(2)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:

Worst:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of a broad measure of market performance — the Russell 3000® Index and the Strategic Allocation Growth Composite Index. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class I Return %
Russell 3000® Index (reflects no deductions for fees or expenses)(3)%
Strategic Allocation Growth Composite Index (reflects no deductions for fees or expenses)(4)%

(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.

(2)	Effective October 1, 2002, the Portfolio changed its name from ING VP Ascent Portfolio to ING VP Strategic Allocation Growth Portfolio

(3)	The Russell 3000® Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.
(4)

The Strategic Allocation Growth Composite Index is comprised of 70% Russell 3000® Index, 10% Morgan Stanley Capital International Europe, Australasia, Far East® Index (“MSCI EAFE® Index”) and 20% Lehman Brothers Aggregate Bond Index (“LBAB Index”). The Russell 3000® Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization. MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. The LBAB Index is widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities.

8	ING VP Strategic Allocation Growth Portfolio

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO

INVESTMENT OBJECTIVE

ING VP Strategic Allocation Moderate Portfolio seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

ALLOCATION STRATEGIES

Under normal market conditions, the Sub-Adviser invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest in varying degrees, among several classes of equities, fixed-income securities and money market instruments.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds that reflects an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among asset classes are set out below. The Portfolio’s assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks	27%
U.S. Mid-Capitalization Stocks	6%
U.S. Small-Capitalization Stocks	6%
Non-U.S./International Stocks	18%
Real Estate Stocks	8%
Fixed-Income Securities	32%
Cash	3%

ING IM may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

The current group of Underlying Funds in which the Portfolio invests include “index plus” funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See “Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds.”

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Asset Allocation — assets will be allocated among funds and markets based on judgments made by ING Investments and ING IM. There is a risk that the Portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes. For example, the Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Affiliated Funds — in managing the Portfolio, ING Investments and ING IM will have authority to select and substitute Underlying Funds. ING Investments and ING IM may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to them by some Underlying Funds are higher than fees paid by other Underlying Funds. However, ING Investments and ING IM are fiduciaries to the Portfolio and are legally obligated to act in the Portfolio’s best interests when selecting Underlying Funds.

Price Volatility — the value of the Portfolio changes as the prices of the Underlying Funds’ investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Portfolio may invest in Underlying Funds that invest in small- and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

Market Trends — from time to time, the stock market may not favor growth or value oriented securities in which an Underlying Fund invests. Rather, the market could favor securities to which an Underlying Fund is not exposed, or may not favor equities at all.

Foreign Investing — the Portfolio allocates assets to Underlying Funds that invest in foreign investments. Foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political and economic conditions; a lack of adequate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent a Portfolio invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.

Debt Securities — the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. The Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

Interest Rate — fixed-income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. High-yield instruments are even more sensitive to economic and market conditions than other fixed-income instruments.

If you have any questions, please call 1-800-992-0180.

ING VP Strategic Allocation Moderate Portfolio	9

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance and a composite index for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year.

Year-by-Year Total Returns (%)(1)(2)(3)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:

Worst:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of a broad measure of market performance — the Russell 3000® Index and the Strategic Allocation Moderate Composite Index. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)(3)

(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class I Return %
Russell 3000® Index (reflects no deductions for fees or expenses)(4)%
Strategic Allocation Moderate Composite Index (reflects no deductions for fees or expenses)(5)%
(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.

(2)	Effective October 1, 2002, the Portfolio changed its name from ING VP Crossroads Portfolio to ING VP Strategic Allocation Balanced Portfolio.

(3)	Effective April 28, 2006, the Portfolio changed its name from ING VP Strategic Allocation Balanced Portfolio to ING VP Strategic Allocation Moderate Portfolio.

(4)	The Russell 3000® Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.
(5)

The Strategic Allocation Moderate Composite Index is comprised of 55% Russell 3000® Index, 5% Morgan Stanley Capital International Europe, Australasia, Far East® Index (“MSCI EAFE® Index”), 35% Lehman Brothers Aggregate Bond Index (“LBAB Index”) and 5% 91-Day U.S. T-Bill. The Russell 3000® Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization. MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. The LBAB Index is widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The 91-Day U.S. T-Bill is a U.S government issued short-term debt sold at a discount and then redeemed at maturity at the full face value.

10	ING VP Strategic Allocation Moderate Portfolio

WHAT YOU PAY TO INVEST

The tables that follow show the estimated operating expenses you pay if you buy and hold Class [ ] shares of a Portfolio. Shareholders of a Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of a Portfolio’s assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio’s allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by the Class [ ] shares of a Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges or expenses, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult your administrator for more information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.

Shareholder Transaction Expenses (fees you pay directly from your investment). Not applicable.

Operating Expenses Paid Each Year by the Portfolios(1)

(as a % of average net assets)

Portfolio		Management Fees	Distribution (12b-1) Fees	Other Expenses(2)		Total Portfolio Operating Expenses	Waivers Reimbursements and Recoupments		Net Portfolio Operating Expenses
ING VP Strategic Allocation Conservative	%		N/A		(3)			(4)
ING VP Strategic Allocation Growth	%		N/A		(3)		—
ING VP Strategic Allocation Moderate	%		N/A		(3)			(4)

(1)	This table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimated expenses are based on each Portfolio’s actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed.

(2)	ING Funds Services, LLC receives an annual administration fee equal to 0.055% on the first $5 billion of daily net assets and 0.03% of daily net assets thereafter of each Portfolio.

(3)	Other expenses include fees and expenses of less than 0.005% that were incurred indirectly by the Portfolios as a result of investing in an acquired fund.

(4)	ING Investments, LLC has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio’s expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading “Waivers, Reimbursements and Recoupments”. For each applicable Portfolio, the expense limits will continue through at least May 1, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the then-current term or upon termination of an investment management agreement. In addition, the expense limitation agreement may be terminated by the Company upon at least 90 days’ prior written notice to ING Investments, LLC. For more information regarding the Portfolios’ expense limitation agreement, please see the Statement of Additional Information.

If you have any questions, please call 1-800-992-0180.

What You Pay to Invest	11

WHAT YOU PAY TO INVEST

Acquired (Underlying) Fund Annual Operating Expenses

(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to each Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by each Portfolio will vary based on the Portfolio’s allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio’s fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of [            ].

Class I

Underlying Fund	Net Operating Expenses
ING VP Index Plus LargeCap Portfolio	[	]%
ING VP Index Plus MidCap Portfolio	[	]%
ING VP Index Plus SmallCap Portfolio	[	]%
ING VP Index Plus International Equity Portfolio	[	]%
ING VP Real Estate Portfolio	[	]%
ING VP Intermediate Bond Portfolio	[	]%
ING Liquid Assets Portfolio	[	]%
ING Limited Maturity Bond Portfolio*	[	]%
ING Global Real Estate Portfolio*	[	]%
ING Global Resources Portfolio*	[	]%
ING VP High Yield Portfolio*	[	]%

*	These Underlying Funds are included in the universe of Underlying Funds but will not receive an initial allocation.

12	What You Pay to Invest

WHAT YOU PAY TO INVEST

Examples

The Examples are intended to help you compare the cost of investing in Class [    ] shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Class [    ] shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Class [    ] shares of the Portfolios’ net operating expenses remain the same. The Examples do not reflect expenses and charges which are, or may be, imposed by a Variable Contract or Qualified Plan that may use the Portfolios as its underlying investment option. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Examples show what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio		1 Year	3 Years	5 Years	10 Years

ING VP Strategic Allocation Conservative(1)	$
ING VP Strategic Allocation Growth	$
ING VP Strategic Allocation Moderate(1)	$

(1)	The Examples reflect the contractual expense limitations/waivers for the one-year period and the first year of the three-, five- and ten-year periods.

If you have any questions, please call 1-800-992-0180.

What You Pay to Invest	13

MORE INFORMATION ON INVESTMENT STRATEGIES

More on the Asset Allocation Process

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing in a combination of the Underlying Funds. Under the supervision of ING Investments, ING IM determines the mix of Underlying Funds and sets the appropriate Target Allocations and ranges for investments in those Underlying Funds.

As market prices of the Underlying Funds’ portfolio securities change, each Portfolio’s actual allocations may vary somewhat from the Target Allocations, although the percentages generally will remain within an acceptable range of the Target Allocation percentages. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. ING IM will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to each Portfolio and the Underlying Funds.

ING IM intends to rebalance each Portfolio on at least a monthly basis, but may rebalance more frequently as deemed appropriate, to attain the Target Allocation. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio’s current cash reserves, ING IM may determine to purchase additional shares or redeem shares of Underlying Funds. In making those purchases or redemptions, ING IM will attempt to rebalance each Portfolio’s holdings of Underlying Funds to bring them more closely in line with the Portfolio’s Target Allocations. If ING Investments and/or ING IM believes it is in the best interests of a Portfolio and its shareholders to deviate from the Target Allocations, it may rebalance more frequently than monthly, limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

Investment Objectives, Main Investments and Risks of the Underlying Funds

Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in a Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled “More Information About Risks” on page [    ] for an expanded discussion of the risks listed below for a particular Underlying Fund.

You should note that over time each Portfolio will alter its allocation of assets among the Underlying Funds and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which a Portfolio will be invested in each Underlying Fund at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

14	More Information on Investment Strategies

MORE INFORMATION ON INVESTMENT STRATEGIES

Description of The Investment Objectives, Main Investments and Risks of The Underlying Funds

Investment Adviser/Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus LargeCap Portfolio	Outperform the total return performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index” or “Index”), while maintaining a market level of risk.	Invests at least 80% of its assets in securities of large capitalization companies included in the S&P 500® Index. May invest in derivative instruments. May invest in other investment companies. May also lend portfolio securities, up to 33 1/3% of its total assets.	Derivatives risk; manager risk; other investment companies risk; portfolio turnover risk; price volatility risk; and securities lending risk.
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus MidCap Portfolio	Outperform the total return performance of the Standard & Poor’s MidCap 400 Index (“S&P MidCap 400 Index” or “Index”), while maintaining a market level of risk.	Invests at least 80% of its assets in securities of mid-capitalization companies included in the S&P MidCap 400 Index. May invest in derivative instruments. May invest in other investment companies. May also lend portfolio securities, up to 33 1/3% of its total assets.	Derivatives risk; manager risk; mid-sized companies risk; other investment companies risk; price volatility risk; and securities lending risk.
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus SmallCap Portfolio	Outperform the total return performance of the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600 Index” or “Index”), while maintaining a market level of risk.	Invests at least 80% of its assets in securities of small-capitalization companies included in the S&P SmallCap 600 Index. May invest in derivative instruments. May invest in other investment companies. May also lend portfolio securities, up to 33 1/3% of its total assets.	Derivatives risk; manager risk; other investment companies risk; price volatility risk; securities lending risk; and small-sized companies risk.
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors B.V.	ING VP Index Plus International Equity Portfolio	Outperform the total return performance of the Morgan Stanley Capital International Europe, Australasia and Far East® Index (“MSCI EAFE® Index”), while maintaining a market level of risk.	Normally invests at least 80% of its assets in stocks included in the MSCI EAFE® Index, exchange-traded funds, and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components. May invest in securities that are convertible into common stocks included in the MSCI EAFE® Index. May also lend portfolio securities, up to 33 1/3% of its total assets.	Convertible securities risk; derivatives risk; equity securities risk; foreign investment risk; inability to sell securities risk; index strategy risk; investment model risk; manager risk; market and company risk; market capitalization risk; market trends risk; other investment companies risk; portfolio turnover risk; and securities lending risk.

If you have any questions, please call 1-800-992-0180.

More Information on Investment Strategies	15

MORE INFORMATION ON INVESTMENT STRATEGIES

Investment Adviser/Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING VP Real Estate Portfolio	Total return.	Normally invests at least 80% of its assets in common and preferred stocks U.S. real estate investment trusts (“REITs”) and real estate companies. May invest in companies with any market capitalization; however, generally will not invest in companies with market capitalization of less than $100 million at the time of purchase. May invest in initial public offerings. May invest a significant portion of its assets in a single issuer. May also lend portfolio securities, up to 33 1/3% of its total assets.	Concentration risk; inability to sell securities risk; initial public offerings risk; manager risk; market trends risk; non-diversification status risk; price volatility risk; real estate risk; and securities lending risk.
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Intermediate Bond Portfolio	Maximize total return consistent with reasonable risk.	Normally invests at least 80% of its assets in a portfolio of bonds including, but not limited to, corporate, government and mortgage bonds, which, at the time of purchase are rated investment grade by a nationally recognized statistical rating organization, or are of comparable quality if unrated. May invest a portion of its assets in high-yield (high risk) debt securities. May also invest in: preferred stocks; high-quality money market instruments; municipal bonds; debt securities of foreign issuers; mortgage- and asset-backed securities; options and futures contracts involving securities, securities indices and interest rates. May lend portfolio securities, up to 33 1/3% of its total assets. May also invest in other investment companies.	Credit risk; derivatives risk; extension risk; foreign investing risk; high-yield, lower grade debt securities risk; interest rate risk; mortgage-related securities risk; portfolio turnover risk; prepayment risk; price volatility risk; other investment companies risk; securities lending risk; and U.S. Government securities risk.

16	More Information on Investment Strategies

MORE INFORMATION ON INVESTMENT STRATEGIES

Investment Adviser/Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Advisor: Directed Services, LLC Sub-Adviser: ING Investment Managements Co.	ING Liquid Assets Portfolio	High level of current income consistent with the preservation of capital and liquidity.

Invests in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks. Invests in obligations permitted to be purchased under Rule 2a-7 of the Investment Company Act of 1940 including, but not limited to, (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic, Yankee-dollar and Euro-dollar obligations: certificates of deposit, time deposits, bankers acceptances, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services companies, including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers. May purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies.

Credit risk; foreign investment risk; inability to sell securities risk; interest rate risk; manager risk; mortgage-related securities risk; other investment companies risk; sector risk; and U.S. government securities and obligations risk.

If you have any questions, please call 1-800-992-0180.

More Information on Investment Strategies	17

MORE INFORMATION ON INVESTMENT STRATEGIES

Investment Adviser/Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Advisor: DSL Services, LLC Sub-Adviser: ING Investment Management Co.	ING Limited Maturity Bond Portfolio	Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

Normally invests at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. Under normal market conditions, maintains significant exposure to government securities. Invests in non-government securities, issued by companies of all sizes, only if rated Baa3 or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB- or better by Standard & Poor’s Corporation (“S&P”) or, if not rated by Moody’s or S&P, the Sub-Adviser determines at the time of purchase that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody’s (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined, at the time of purchase, to be of comparable quality by the Sub-Adviser. May also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. May engage in dollar roll transactions and swap agreements, including credit default swaps. May use options and futures contracts involving securities, securities indices and interest rates.

May invest in mortgage-backed and asset-backed debt securities. Private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits. May borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes. May lend portfolio securities, up to 33 1/3% of its total assets. May also invest in other investment companies.

Borrowing risk; call risk; credit derivatives risk; debt securities risk; derivatives risk; equity securities risk; foreign investment risk; inability to sell securities risk; income risk; interest rate risk; leveraging risk; manager risk; market capitalization risk; mid-capitalization company risk; mortgage-related securities risk; other investment companies risk; portfolio turnover risk; restricted and illiquid securities risk; sector risk; securities lending risk;

small-capitalization company risk; and U.S. government securities and obligations risk.

18	More Information on Investment Strategies

MORE INFORMATION ON INVESTMENT STRATEGIES

Investment Adviser/Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Advisor: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING Global Real Estate Portfolio	High total return.

Under normal market conditions, will invest at least 80% of its assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. This portion of the Portfolio will have investments located in a number of different countries located throughout the world, including the U.S. and in countries with emerging securities markets. The

Portfolio expects these investments to be in common stocks of large-, mid- and small-sized companies, including real estate investment trusts (“REITs”). May lend portfolio securities, up to 33 1/3% of its total assets.

Diversification risk; emerging markets risk; equity securities risk; foreign investment risk, inability to sell securities risk; industry concentration risk; market capitalization risk; market trends risk; mid-capitalization company risk; portfolio turnover risk; price volatility risk; real estate investment trusts risk; securities lending risk; and small-capitalization company risk.

If you have any questions, please call 1-800-992-0180.

More Information on Investment Strategies	19

MORE INFORMATION ON INVESTMENT STRATEGIES

Investment Adviser/Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Advisor: DSL Services, LLC Sub-Adviser: ING Investment Management Co.	ING Global Resources Portfolio	Long-term capital appreciation.	Normally invests at least 80% of its assets in equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the U.S. May invest up to 50% of its net assets in any single industry of natural resources. May invest in: securities issued by companies that are not in natural resources industries; investment-grade corporate debt; repurchase agreements; and derivatives. May invest directly in commodities including gold bullion and coins. May invest without limit in securities of foreign issuers, including emerging markets. May invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stock; direct equity interests in trusts (including Canadian Royalty Trusts); preferred stock; Partnerships, including master limited partnerships; restricted securities; American Depositary Receipts; and Global Depositary Receipts. Normally invests in companies with large capitalization, but may also invest in mid- and small-sized companies. May invest in other investment companies. May invest in derivative securities and structured notes, whose value is linked to the price of a commodity or commodity index. Compared with other funds, may invest a greater portion of its assets in a particular issuer. May also lend portfolio securities, up to 33 1/3% of its total assets.	Commodities risk; debt securities risk; depositary receipts risk; derivatives risk; diversification risk; emerging markets risk; equity securities risk; foreign investment risk; inability to sell securities risk; industry concentration risk; manager risk; market and company risk; natural resources risk; over-the-counter investment risk; other investment companies risk; portfolio turnover risk; restricted and illiquid securities risk; sector risk; and securities lend risk.

20	More Information on Investment Strategies

MORE INFORMATION ON INVESTMENT STRATEGIES

Investment Adviser/Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Advisor: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP High Yield Bond Portfolio	High level of current income and total return.	Normally invests at least 80% of its assets in a portfolio of high-yield (high risk) bonds, which include: bank loans; payment-in-kind securities; fixed and variable floating rate and deferred interest debt obligations; zero coupon bonds and debt obligations provided they are unrated or rated below investment grade. Remaining assets may be invested in investment grade debt securities; common and preferred stocks; U.S. government securities; money market instruments; and debt securities of foreign issuers including securities of companies in emerging markets. May purchase structured debt obligations and may engage in dollar roll transactions and swap agreements, including credit default sweeps. May invest in derivatives and companies of any size. May invest in other investment companies. May also lend portfolio securities, up to 33 1/3% of its total assets.	Credit risk; derivatives risk; foreign investing risk; high-yield, lower grade debt securities risk; inability to sell securities risk; interest rate risk; other investment companies risk; portfolio turnover risk; price volatility risk; and securities lending risk.

If you have any questions, please call 1-800-992-0180.

More Information on Investment Strategies	21

INFORMATION FOR INVESTORS

About Your Investment

Shares of the Portfolios are offered for purchase by separate accounts to serve as investment options under Variable Contracts, to Qualified Plans, to certain other investment companies and to other investors as permitted to satisfy the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended, (“Code”) and under federal tax regulations, revenue rulings or private letter rulings issued by the Internal Revenue Service.

You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract is responsible for investing in the Portfolios according to the investment options you’ve chosen. You should consult your Variable Contract prospectus, prospectus summary or disclosure statement for additional information about how this works. The Portfolios assume no responsibility for such prospectus, prospectus summary or disclosure statement.

ING Funds Distributor, LLC (“ING Funds Distributor” or “Distributor”), the distributor for the Portfolios, also offers directly to the public other ING Funds that have similar names, investment objectives and strategies as those of the Portfolios offered by this Prospectus. You should be aware that the Portfolios are likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of these Portfolios can be expected to vary from those of the other funds.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts, offers its shares directly to Qualified Plans or offers its shares to other permitted investors. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolios serve as investment options, and other permitted investors might at some time be in conflict because of differences in tax treatment or other considerations. The Portfolios’ Board of Directors/Trustees (“Board”) directed ING Investments, LLC to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans, and other permitted investors, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios, a pension plan, investment company or other permitted investor, which might force the Portfolios to sell securities at disadvantageous prices.

The Portfolios may discontinue offering shares at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that a Board believes is suitable, as long as any required regulatory standards are met (which may include SEC approval).

Frequent Trading — Market Timing

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary or that a Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Because some Underlying Funds invest in foreign securities it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current net asset value (“NAV”), causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not

22	Information for Investors

INFORMATION FOR INVESTORS

resume prior to the time the Underlying Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying

Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies; however, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds’ shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

Classes of Shares

The Portfolios also offer Adviser Class (“ADV Class”) shares and Class S shares. ADV Class and Class S shares are not offered in this Prospectus.

How ING Compensates Entities Offering Its Portfolios as Investment Options in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios’ Distribution Plan, the Portfolios’ Adviser or Distributor (collectively, “ING”), out of their own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios’ Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for the Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company’s Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING Groep N.V. uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, the Adviser, nor the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Net Asset Value

The NAV per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The NAV of each Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in

If you have any questions, please call 1-800-992-0180.

Information for Investors	23

INFORMATION FOR INVESTORS

securities maturing in 60 days or less are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Underlying Funds will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio’s NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio’s shares.

When market quotations are not available or are deemed unreliable, the Sub-Adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by that Underlying Fund’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•

Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE or the closing value is otherwise deemed unreliable;

•	Securities of an issuer that has entered into a restructuring;

•	Securities whose trading has been halted or suspended;

•	Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•	Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund’s Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund’s board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company’s Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company’s Variable Contract or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of each Portfolio’s portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the new quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post the quarter ending June 30 holdings on August 1.) Each Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolios’ website until a Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios’ website is located at www.ingfunds.com.

24	Information for Investors

ADVISER AND SUB-ADVISERS	MANAGEMENT OF THE PORTFOLIOS

ADVISER

ING Investments, LLC (‘‘ING Investments’’ or ‘‘Adviser’’), an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April of 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of December 31, 2007, ING Investments managed approximately $[        ] billion in assets.

The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Portfolios.

The following table shows the aggregate annual management fees paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets:

Portfolio	Management Fees
ING VP Strategic Allocation Conservative	0.60%
ING VP Strategic Allocation Growth	0.60
ING VP Strategic Allocation Moderate	0.60

For information regarding the basis for the Board’s approval of the following investment advisory and investment sub-advisory relationships, please refer to the Portfolios’ annual shareholder report to be dated December 31, 2007.

SUB-ADVISER

ING Investments has engaged a sub-adviser to provide the day-to-day management of each Portfolio. The Sub-Adviser has, at least in part, been selected on the basis of its successful application of a consistent, well-defined and long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of the Sub-Adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Portfolios’ Board. In the event the sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Portfolios.

ING Investments acts as a “manager-of-managers” for the Portfolios. ING Investments delegates to the Sub-Adviser of the Portfolios the responsibility for investment management, subject to ING Investment’s oversight. ING Investments is responsible for monitoring the investment program and performance of the Portfolios’ Sub-Adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Portfolios’ Board. The Portfolios and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or replace a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without shareholder approval. Each Portfolio will notify shareholders of any change in the identity of its sub-adviser. In this event, the name of the Portfolio and its investment strategies may also change.

ING Investment Management Co.

ING Investment Management Co., (‘‘ING IM’’ or “Sub-Adviser”), a Connecticut corporation, serves as sub-adviser to each Portfolio. ING IM is responsible for managing the assets of the Portfolios in accordance with each Portfolio’s investment objective and policies, subject to oversight by ING Investments and the Board.

Founded in 1972, ING IM is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as Adviser or Sub-Adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2007, ING IM managed approximately $[        ] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, NY 10169.

Prior to March 31, 2002, ING IM served as investment adviser to all of the Portfolios. There was no change in management fees paid by the Portfolios in connection with the change in investment adviser.

If you have any questions, please call 1-800-992-0180.

Management of the Portfolios	25

MANAGEMENT OF THE PORTFOLIOS	ADVISER AND SUB-ADVISERS

ING VP Strategic Allocation Conservative, ING VP Strategic Allocation Growth, and ING VP Strategic Allocation Moderate Portfolios

The following individuals share responsibility for the day-to-day management of the Strategic Allocation Portfolios:

Paul Zemsky, Portfolio Manager, has co-managed the Portfolio since April 2007. Mr. Zemsky is the head of ING’s Multi-Asset Strategies & Solutions Group. He joined ING IM in 2005 as Head of Derivative Strategies. Prior to assuming his role at ING, Mr. Zemsky spent 18 years at J.P. Morgan Investment Management, where he held a number of key positions, including having responsibility for asset allocation for the firm’s fixed income business and handling option trading in both the exchange-traded and over-the-counter markets. Paul Zemsky has 21 years of investment experience.

Brian Gendreau, Ph.D., Portfolio Manager, has co-managed the Portfolio since May 2006. Mr. Gendreau joined ING IM as an Investment Strategist in September 2004 from Heckman Global Advisors, where he managed their Emerging Market Equity Allocation products since October 2002. Prior to that, Dr. Gendreau was a Director and Market Strategist within Salomon Smith Barney’s Institutional Investor ranked Asset Allocation team, where he had been employed since 1997. Earlier he worked at JPMorgan as Vice President in the Economic Research Department. He also served as an Economist for the Federal Reserve Bank of Philadelphia and the Board of Governors of the Federal Reserve System.

Additional Information Regarding Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolios.

26	Management of the Portfolios

MORE INFORMATION ABOUT RISKS

All variable portfolios involve risk — some more than others —and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which the Underlying Funds invest and investment techniques that they use. The following pages discuss the risks associated with certain of the types of securities in which an Underlying Fund may invest and certain of the investment practices that an Underlying Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Underlying Funds, see the SAI.

Asset Allocation is no Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for each Portfolio. Furthermore, allocation of the Portfolios’ assets by ING Investments and ING IM may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return. There is a risk that you could achieve better returns by investing in an Underlying Fund or other mutual funds representing a single asset class than in any of the Portfolios. Assets will be allocated among funds and markets based on judgments made by ING Investments and ING IM. There is a risk that a Portfolio may allocate assets to an asset class or market that underperforms other funds. For example, a Portfolio may be underweighted in assets or a market that is experiencing significant returns or over-weighted in assets or a market with significant declines.

Performance of the Underlying Funds will Vary

The performance of each Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of each Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.

Temporary Defensive Positions

Each Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic, political or other conditions affect the Portfolio or Underlying Fund. Instead, a Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an

Underlying Fund invests defensively, it may not be able to pursue its investment objective. Each Portfolio’s or Underlying Fund’s defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of each Portfolio among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to each Portfolio and to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds may have a sub-adviser that is affiliated with the Adviser, while others do not. ING Investments may also subsidize the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that fund or to ING Investments or an affiliate or may believe that an Underlying Fund may benefit from additional assets. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than the Portfolios. ING Investments has informed the Portfolios’ Board that it has developed an investment process that it believes will ensure each Portfolio is managed in the best interests of the shareholders of the Portfolio. Nonetheless, investors bear the risk that ING Investments’ allocation decisions may be affected by its conflicts of interest.

Principal Risks

Each Portfolio is affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

For certain of these Underlying Funds, the risk associated with the strategy is a principal risk. Other Underlying Funds may engage, to a lesser extent, in these strategies, and when so engaged are subject to the attendant risks. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Underlying Fund.

Concentration.    Certain Underlying Funds concentrate (for purposes of the 1940 Act) their assets in securities related to a particular industry, which means that at least 25% of their respective assets will be invested in these assets at all times. As a result, the Underlying Fund may be subject to greater market fluctuation than an Underlying Fund which has securities representing a broader range of investment alternatives.

Convertible Securities.    The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest

If you have any questions, please call 1-800-992-0180.

More Information About Risks	27

MORE INFORMATION ABOUT RISKS

rates and the credit quality of the issuer. Convertible securities are often lower rated securities. An Underlying Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

Corporate Debt Securities.    Certain Underlying Funds may invest in corporate debt securities. Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates decline, the value of the Underlying Funds’ fixed-income securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Fixed-income securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed-income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s “interest rate risk” or “volatility.” According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Derivatives.    Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity, which could cause an Underlying Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the adviser or sub-adviser might imperfectly judge the market’s direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

Emerging Markets Investments.    Certain Underlying Funds may invest in emerging markets. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

Foreign Securities.    There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of Underlying Funds, including the withholding of dividends.

Certain Underlying Funds may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions, to help protect Underlying Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Underlying Fund. The risks of investing in foreign securities may be greater for countries with an emerging securities market.

ADRs, GDRs and EDRs (collectively, “depositary receipts”) are viewed as investments in the underlying securities which they

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MORE INFORMATION ABOUT RISKS

represent, and therefore are subject to the risks of foreign investments. Even when denominated in U.S. dollars, depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency. There can be no assurance that the price of depositary receipts will always track the price of the underlying foreign security.

High-Yield, Lower-Grade Debt Securities.    Certain Underlying Funds may invest in high-yield, lower-grade debt securities. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High-yield debt securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Inability to Sell Securities.    Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Non-diversified Investment Company.    An Underlying Fund classified as a non-diversified investment company under the 1940 Act, means that the Underlying Fund is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of the Underlying Fund’s assets in the securities of a small number of issuers may cause an Underlying Fund’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as non-diversified, an Underlying Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, an Underlying Fund would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Other Investment Companies.    Certain Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules thereunder. These may include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depository Receipts (“SPDRs”), Power Shares QQQTM (“QQQQ”), Dow Jones Industrial Average Tracking Stocks (“Diamonds”) and iShares exchange-traded funds (“iShares”). The main risk of investing in ETFs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained or (ii) trading may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit-breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Real Estate Securities.    Certain Underlying Funds may invest in real estate securities. Investments in issuers that are primarily engaged in real estate, including REITs, may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

Small- and Mid-Capitalization Companies.    Certain Underlying Funds may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Lending Portfolio Securities.    In order to generate additional income, certain Underlying Funds may lend portfolio securities in an amount up to 30% or 33 1/3%, depending upon the Underlying Fund, of total Underlying Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of

If you have any questions, please call 1-800-992-0180.

More Information About Risks	29

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such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Portfolio Turnover.    Certain Underlying Funds are generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to an Underlying Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Underlying Fund.

Other Risks

Borrowing.    Each Underlying Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of an Underlying Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, an Underlying Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Management Risk.    Each Underlying Fund is subject to management risk because it is an actively managed investment portfolio. The adviser or sub-adviser and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Underlying Funds, but there can be no guarantee that these will produce the desired results.

Many sub-advisers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Mortgage-Related Securities.    Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage- related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities owned by an Underlying Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations, and thus are subject to risk of default.

Pairing-Off Transactions.    A pairing-off transaction occurs when an Underlying Fund commits to purchase a security at a future date, and then the Underlying Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Underlying Fund will experience a loss.

Repurchase Agreements.    Repurchase agreements involve the purchase by an Underlying Fund of a security that the seller has agreed to repurchase at an agreed-upon price. If the seller defaults and the collateral value declines, an Underlying Fund might incur a loss. If the seller declares bankruptcy, an Underlying Fund may not be able to sell the collateral at the desired time.

Restricted and Illiquid Securities.    If a security is illiquid, an Underlying Fund may not be able to sell the security at a time when the adviser or sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Reverse Repurchase Agreements and Dollar Rolls.    A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and

30	More Information About Risks

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gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, an Underlying Fund’s NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase an Underlying Fund’s yield; however, such transactions also increase the Underlying Fund’s risk to capital and may result in a shareholder’s loss of principal.

Short Sales.    A “short sale” is the sale by an Underlying Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Underlying Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

U.S. Government Securities and Obligations.    Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

Investment by Funds-of-Funds.    Each of the Underlying Funds’ shares may be purchased by other investment companies. In some cases, an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Adviser will monitor transactions by each Portfolio and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Percentage and Rating Limitations.    Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.

If you have any questions, please call 1-800-992-0180.

More Information About Risks	31

PERFORMANCE OF THE UNDERLYING FUNDS

Each Portfolio seeks to achieve its investment objective by investing in Underlying Funds and uses asset allocation strategies to determine how much to invest in Underlying Funds. You may be interested in the performance of the Underlying Funds or related performance attained by the Sub-Advisers of the Underlying Funds. In analyzing this performance it is important to understand that because a Portfolio will invest in multiple Underlying Funds, the Portfolio’s future performance will be based on a blend of the performance of the Underlying Funds in proportion to the percentage of the Portfolio’s assets invested in them. Therefore, the performance of a Portfolio will not be based solely on the performance of any single Underlying Fund. The performance of the Underlying Funds does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower.

ING VP Index Plus LargeCap Portfolio

The following table shows the average annual total returns of Class I shares of ING VP Index Plus LargeCap Portfolio for the 1 Year, 5 Year and 10 Year periods ended [                    ], as well as a comparison with the performance of a broad measure of market performance — the S&P 500® Index. You should not consider the performance of ING VP Index Plus LargeCap Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns(1)

(For the periods ended [    ])

	1 Year		5 Years		10 Years
ING VP Index Plus LargeCap Portfolio —Class I Return Before Taxes	[	]%	[	]%	[	]%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)(2)	[	]%	[	]%	[	]%

(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

ING VP Index Plus MidCap Portfolio

The following table shows the average annual total returns of Class I shares of ING VP Index Plus MidCap Portfolio for the 1 Year, 5 Year and Life of Class periods ended [                    ], as well as a comparison with the performance of a broad measure of market performance — the S&P MidCap 400 Index. You should not consider the performance of ING VP Index Plus MidCap Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns(1)(2)

(For the periods ended [    ])

	1 Year		5 Years		10 Years (or Life of Class)
ING Index Plus MidCap Fund —Class I Return Before Taxes	[	]%	[	]%	[	]%(2)
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)(3)	[	]%	[	]%	[	]%(4)

(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	Class I shares commenced operations on December 16, 1997.
(3)	The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.
(4)	The index return is for the period beginning January 1, 1998.

ING VP Index Plus SmallCap Portfolio

The following table shows the average annual total returns of Class I shares of ING VP Index Plus SmallCap Portfolio for the 1 Year, 5 Year and Life of Class periods ended [                    ], as well as a comparison with the performance of a broad measure of market performance — the S&P SmallCap 600 Index. You should not consider the performance of ING VP Index Plus SmallCap Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns(1)(2)

(For the periods ended [    ])

	1 Year		5 Years		10 Years (or Life of Class)
ING VP Index Plus SmallCap Portfolio — Class I Return Before Taxes	[	]%	[	]%	[	]%(2)
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)(3)	[	]%	[	]%	[	]%(4)

(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	Class I shares commenced operations on December 19, 1997.
(3)	The S&P SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with an average market value of approximately $630 million.
(4)	The index return for Class I shares is for the period beginning January 1, 1998.

ING VP Index Plus International Equity Portfolio

The following table shows the average annual total returns of Class I shares of ING VP Index Plus International Portfolio for the 1 Year and Life of Class periods ended [                    ], as well as a comparison with the performance of a broad measure of market

32	Performance of the Underlying Funds

PERFORMANCE OF THE UNDERLYING FUNDS

performance — the MSCI EAFE® Index. THE MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. You should not consider the performance of ING VP Index Plus International Equity Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns(1)

(For the periods ended [    ])

	1 Year		5 Years (or Life of Class)		10 Years
ING VP Index Plus International Equity Portfolio — Class I Return Before Taxes	[	]%	[	]%(1)	N/A
MSCI EAFE® Index (reflects no deduction for fees, expenses, or taxes)	[	]%	[	]%(2)	N/A

(1)	Class I shares commenced operations on July 29, 2005.
(2)	The index return is for the period beginning August 1, 2005.

ING VP Real Estate Portfolio

The following table shows the average annual total returns of Class I shares of ING VP Real Estate Portfolio for the 1 Year and Life of Class periods ended [                    ], as well as a comparison with the performance of a broad measure of market performance — the MSCI U.S. REIT® Index. You should not consider the performance of ING VP Real Estate Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns(1)

(For the periods ended [    ])

	1 Year		5 Years (or Life of Class)		10 Years
ING VP Real Estate Portfolio —Class I Return Before Taxes	[	]%	[	]%(1)	N/A
MSCI U.S. REIT® Index (reflects no deduction for fees, expenses, or taxes)(2)	[	]%	[	]%(3)	N/A

(1)	Class I shares commenced operations on May 3, 2004.
(2)

The MSCI U.S. REIT® Index is a free float-adjusted market capitalization weighted index that is comprised of equity real estate investment trusts that are included in the MSCI U.S. Investable Market 2500 Index (with the exception of specialty REITs that do not generate a majority of their revenue and income from real estate rental and leasing obligations). The index represents approximately 85% of the U.S. REIT market.

(3)	The index return for Class I shares is for the period beginning May 1, 2004.

ING VP Intermediate Bond Portfolio

The following table shows the average annual total returns of Class I shares of ING VP Intermediate Bond Portfolio for the 1 Year, 5 Year and 10 Year periods ended [                    ], as well as a comparison with the performance of a broad measure of market performance — the Lehman Brothers® Aggregate Bond

Index (“LBAB Index”). You should not consider the performance of ING VP Intermediate Bond Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns(1)

(For the periods ended [    ])

	1 Year		5 Years (or Life of Class)		10 Years
ING VP Intermediate Bond Portfolio — Class I Return Before Taxes	[	]%	[	]%	[	]%
LBAB Index (reflects no deduction for fees, expenses, or taxes)(3)	[	]%	[	]%	[	]%

(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	Effective August 6, 2004, the Portfolio changed its name from ING VP Bond Portfolio to ING VP Intermediate Bond Portfolio.
(3)	The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities.

ING Liquid Assets Portfolio

The following table shows the average annual total returns of Class I shares of ING Liquid Assets Portfolio for the 1 Year and Life of Class periods ended [                    ], as well as a comparison with the performance of a broad measure of market performance — the iMoneyNet First Tier Retail Index. The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds. You should not consider the performance of ING Liquid Assets Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns(1)

(For the periods ended [    ])

	1 Year		5 Years (or Life of Class)		10 Years
ING Liquid Assets Portfolio —Class I Return Before Taxes	[	]%	[	]%(1)	N/A
iMoneyNet First Tier Retail Index (reflects no deduction for fees, expenses, or taxes)	[	]%	[	]%(2)	N/A

(1)	Class I shares commenced operations on May 7, 2004.
(2)	The index return for Class I shares is for the period beginning May 1, 2004.

ING Limited Maturity Bond Portfolio

The following table shows the average annual total returns of Class I shares of ING Limited Maturity Portfolio for the 1 Year and Life of Class periods ended [                    ], as well as a comparison with the performance of a broad measure of market performance — the Lehman Brothers 1-3 Year Government/Credit Bond Index. The Lehman Brothers 1-3 Year Government/

If you have any questions, please call 1-800-992-0180.

Performance of the Underlying Funds	33

PERFORMANCE OF THE UNDERLYING FUNDS

Credit Bond Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. You should not consider the performance of ING Limited Maturity Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns(1)

(For the periods ended [    ])

	1 Year		5 Years (or Life of Class)		10 Years
ING Limited Maturity Portfolio — Class I Return Before Taxes	[	]%	[	]%(1)	N/A
Lehman Brothers 1-3 Year Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)	[	]%	[	]%(2)	N/A

(1)	Class I shares commenced operation on April 29, 2005.
(2)	The index return for Class I shares is for the period beginning May 1, 2005.

ING Global Real Estate Portfolio

[Note: Since the Portfolio commenced operations on January 3, 2006, and therefore does not have a full calendar year of operations as of December 31, 2006, annual performance information is not provided. A potential table is provided below.]

The following table shows the average annual total returns of Class I shares of ING Global Real Estate Portfolio for the 1 Year and Life of Class periods ended [                    ], as well as a comparison with the performance of a broad measure of market performance — the [    ] Index. The [    ] Index is [    ]. You should not consider the performance of ING Global Real Estate Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns(1)

(For the periods ended [    ])

	1 Year		5 Years (or Life of Class)		10 Years
ING Global Real Estate Portfolio — Class I Return Before Taxes	[	]%	[	]%(1)	N/A
[ ] Index (reflects no deduction for fees, expenses, or taxes)	[	]%	[	]%(2)	N/A

(1)
(2)

ING Global Resources Portfolio

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to those of two broad measures of market performance — the Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index and the Goldman Sachs Natural Resources Index. The S&P 500® is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Goldman Sachs Natural

Resources Index is an unmanaged index and a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metal, timber and other sub-sectors. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended [    ])

	1 Year		5 Years (or Life of Class)		10 Years
Class I Return	[	]%	[	]%	[	]%
S&P 500® Index	[	]%	[	]%	[	]%
Goldman Sachs Natural Resources Index	[	]%	[	]%	[	]%

(1)	Class I shares commenced operations on May 1, 2003.
(2)	On April 30, 2007, the Portfolio changed its principal investment strategies. ING IM has managed the Portfolio since January 3, 2006. Baring International Investment Limited managed the Portfolio from March 1, 1999 through December 31, 2005. Performance prior to March 1, 1999 is attributable to a different sub-adviser.
(3)	The index returns for the Class I shares are for the period beginning July 2, 2003.

ING VP High Yield Bond Portfolio

The following table shows the average annual total returns of Class I shares of ING VP High Yield Bond Portfolio for the 1 Year, 5 Year and 10 Year periods ended [                    ], as well as a comparison with the performance of two broad measures of market performance — the Lehman Brothers® High Yield Bond Index and the Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index. You should not consider the performance of ING VP High Yield Bond Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns

(For the periods ended [    ])

	1 Year		5 Years		10 Years
ING VP High Yield Bond Portfolio — Class I Return Before Taxes	[	]%	[	]%	[	]%
Lehman Brothers® High Yield Bond Index (reflects no deduction for fees or expenses)(1)	[	]%	[	]%	[	]%
Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index (reflects no deduction for fees or expenses)(2)	[	]%	[	]%	[	]%

(1)	The Lehman Brothers® High Yield Bond Index is an unmanaged index that measures the performance of fixed-income generally representative of corporate bonds rated below investment-grade.
(2)

The Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities. The Composite Index more closely tracks the types of securities in which the Portfolio invests than the Lehman Brothers® High Yield Bond Index.

34	Performance of the Underlying Funds

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gains Distributions

Each Portfolio declares and pays dividends and capital gains distributions, if any, on an annual basis usually in June. To comply with federal tax regulations, the Portfolios may also pay an additional capital gains distribution, usually in June.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains. Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

If you have any questions, please call 1-800-992-0180.

Dividends, Distributions and Taxes	35

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand each Portfolio’s Class I shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolio (assuming reinvestment of all dividends and distributions) but do not reflect charges and expenses attributable to any insurance product; total returns would be lower if they did. A report of each Portfolio’s independent registered public accounting firm along with each Portfolio’s financial statements, is included in the Company’s annual shareholder report, which is incorporated by reference into the SAI and is available upon request.

36	Financial Highlights

FINANCIAL HIGHLIGHTS	ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO

The information in the table below has been derived from the Portfolio’s financial statements, which has been audited by KPMG LLP, an independent registered public accounting firm with the exception of the six-month period ended June 30, 2007, which is unaudited.

	Six Months Ended June 30, 2007 (unaudited)		Year Ended December 31,
			2006		2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of year			$13.27		13.04	12.31	11.09	11.99
Income (loss) from investment operations:
Net investment income			$0.42	*	0.34	0.25	0.25	0.27
Net realized and unrealized gain (loss) on investments			$0.64		0.15	0.72	1.25	(0.78)
Total from investment operations			$1.06		0.49	0.97	1.50	(0.51)
Less distributions from:
Net investment income			$0.35		0.26	0.24	0.28	0.39
Net realized gain on investments			$0.43		—	—	—	—
Total distributions			$0.78		0.26	0.24	0.28	0.39
Net asset value, end of year			$13.55		13.27	13.04	12.31	11.09
Total Return(1)		%	8.37		3.83	7.99	13.65	(4.34)
Ratios and Supplemental Data:
Net assets, end of year (000’s)			$146,397		151,565	151,489	135,628	120,615
Ratios to average net assets:
Net expenses after expense reimbursement(2)		%	0.65		0.65	0.65	0.65	0.65
Gross expenses prior to expense reimbursement		%	0.72		0.75	0.70	0.74	0.77
Net investment income after expense reimbursement(2)		%	3.18		2.53	2.16	2.18	2.36
Portfolio turnover rate		%	335		364	317	332	248

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.
(2)	The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
*	Per share data calculated using average number of shares outstanding throughout the period.

If you have any questions, please call 1-800-992-0180.

ING VP Strategic Allocation Conservative Portfolio	37

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO	FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm with the exception of the six-month period ended June 30, 2007, which is unaudited.

	Six Months Ended June 30, 2007 (unaudited)		Year Ended December 31,
			2006		2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of year			$15.48		14.76	13.32	10.81	12.75
Income (loss) from investment operations:
Net investment income			$0.28	*	0.22	0.18	0.15	0.13
Net realized and unrealized gain (loss) on investments			$1.73		0.68	1.41	2.47	(1.87)
Total from investment operations			$2.01		0.90	1.59	2.62	(1.74)
Less distributions from:
Net investment income			$0.22		0.18	0.15	0.11	0.20
Net realized gain on investments			0.21		—	—	—	—
Total distributions			$0.43		0.18	0.15	0.11	0.20
Net asset value, end of year			$17.06		15.48	14.76	13.32	10.81
Total Return(1)		%	13.19		6.20	12.01	24.34	(13.76)
Ratios and Supplemental Data:
Net assets, end of year (000’s)			$298,451		287,566	263,494	219,260	165,733
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(2)		%	0.71		0.73	0.70	0.75	0.75
Gross expenses prior to expense reimbursement/recoupment		%	0.71		0.73	0.70	0.74	0.77
Net investment income after expense reimbursement(2)		%	1.77		1.43	1.46	1.32	1.14
Portfolio turnover rate		%	233		232	205	232	271

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.
(2)	The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
*	Per share data calculated using average number of shares outstanding throughout the period.

38	ING VP Strategic Allocation Growth Portfolio

FINANCIAL HIGHLIGHTS	ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO

The information in the table below has been derived from the Portfolio’s financial statements, which has been audited by KPMG LLP, an independent registered public accounting firm with the exception of the six-month period ended June 30, 2007, which is unaudited.

	Six Months Ended June 30, 2007 (unaudited)		Year Ended December 31,
			2006		2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of year			$14.35		13.91		12.78	10.86	12.31
Income (loss) from investment operations:
Net investment income			$0.33	*	0.26	*	0.20	0.18	0.20
Net realized and unrealized gain (loss) on investments			$1.23		0.39		1.09	1.92	(1.36)
Total from investment operations			$1.56		0.65		1.29	2.10	(1.16)
Less distributions from:
Net investment income			$0.27		0.21		0.16	0.18	0.29
Net realized gain on investments			$0.32		—		—	—	—
Total distributions			$0.59		0.21		0.16	0.18	0.29
Net asset value, end of year			$15.32		14.35		13.91	12.78	10.86
Total Return(1)		%	11.17		4.70		10.23	19.47	(9.54)
Ratios and Supplemental Data:
Net assets, end of year (000’s)			$298,715		289,673		268,292	208,837	158,169
Ratios to average net assets:
Net expenses after expense reimbursement(2)		%	0.70		0.70		0.70	0.70	0.70
Gross expenses prior to expense reimbursement		%	0.71		0.74		0.70	0.74	0.77
Net investment income after expense reimbursement(2)		%	2.26		1.89		1.77	1.75	1.71
Portfolio turnover rate		%	258		301		262	278	267

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.
(2)	The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*	Per share data calculated using average number of shares outstanding throughout the period.

If you have any questions, please call 1-800-992-0180.

ING VP Strategic Allocation Moderate Portfolio	39

WHERE TO GO FOR MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder report, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries:

ING VP Portfolios

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section

100 F Street, N.E.

Washington, D.C. 20549-0102

Or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Strategic Allocation Portfolios, Inc.	811-8934
ING VP Strategic Allocation Conservative Portfolio
ING VP Strategic Allocation Growth Portfolio
ING VP Strategic Allocation Moderate Portfolio

PRPRO-VPI (0108-012808)

Prospectus

Prospectus

January 28, 2008

Class S

ING Variable Product Funds

Strategic Allocation Portfolios

■	ING VP Strategic Allocation Conservative Portfolio
■	ING VP Strategic Allocation Growth Portfolio
■	ING VP Strategic Allocation Moderate Portfolio

This Prospectus contains important information about investing in Class S shares of certain ING Portfolios. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolios will achieve their respective investment objectives. As with all mutual funds, the U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

F U N D S

WHAT’S INSIDE

INVESTMENT OBJECTIVE

PRINCIPAL INVESTMENT STRATEGIES

RISKS

HOW THE PORTFOLIO HAS PERFORMED

WHAT YOU PAY TO INVEST

Each Portfolio is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies (“Variable Contracts”) to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”) and qualified pension or retirement plans (“Qualified Plans”).

Individual Variable Contract holders are not “shareholders” of each Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their Variable Contract holders. Shares of the Portfolios are not offered directly to the general public.

These pages contain a description of each of our Portfolios included in this Prospectus, including each Portfolio’s investment objective, principal investment strategies and risks.

You’ll also find:

How the Portfolio has performed. A chart that shows each Portfolio’s financial performance for the past ten years (or since inception, if shorter).

What you pay to invest.

Information about the management fees and expenses the Portfolios pay. You’ll find further details about the fees associated with your Variable Contract in the accompanying product prospectus or offering memorandum. Please read these documents carefully and keep them for future reference.

Introduction to the Portfolios	1

Portfolios at a Glance	2

Introduction	4

Strategic Allocation Portfolios

ING VP Strategic Allocation Conservative Portfolio	5

ING VP Strategic Allocation Growth Portfolio	7

ING VP Strategic Allocation Moderate Portfolio	9

INTRODUCTION TO THE PORTFOLIOS

Risk is the potential that your investment will lose money or not earn as much as you hope. All Portfolios have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the principal investment strategies and risks associated with each of our Portfolios. You should consult the Statement of Additional Information (“SAI”) for a complete list of the investment strategies and risks.

If you have any questions about the Portfolios, please call your investment professional or us at 1-800-992-0180.

This Prospectus is designed to help you make informed decisions about your investments.

STRATEGIC ALLOCATION PORTFOLIOS

ING’s Strategic Allocation Portfolios are asset allocation portfolios that have been designed for investors with different investment goals. They generally seek capital appreciation and/or total return.

They may be suitable investments if you:

•	are investing for the long-term — at least five years.

[LOGO] Logo
If you have any questions, please call 1-800-992-0180.

Introduction to the Portfolios	1

PORTFOLIOS AT A GLANCE

Strategic

Allocation Portfolios

This table is a summary of the investment objective, main investments and main risks of each Portfolio. It is designed to help you understand the differences between the Portfolios, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Portfolio’s investment objective, principal investment strategies and risks, which begin on page 4.

PORTFOLIO	INVESTMENT OBJECTIVE

ING VP Strategic Allocation Conservative Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Total return consistent with preservation of capital.
ING VP Strategic Allocation Growth Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Capital appreciation.

ING VP Strategic Allocation Moderate Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Total return (i.e., income and capital growth, both realized and unrealized).

2	Portfolios at a Glance

PORTFOLIOS AT A GLANCE

MAIN INVESTMENTS	MAIN RISKS

A mix of underlying funds that invest in equity and debt securities.	Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.
A mix of underlying funds that invest in equity and debt securities.	Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

A mix of underlying funds that invest in equity and debt securities.	Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

If you have any questions, please call 1-800-992-0180.

Portfolios at a Glance	3

INTRODUCTION

An Introduction to the Strategic Allocation Portfolios

The Strategic Allocation Portfolios discussed in this Prospectus consist of ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderate Portfolio (each a “Portfolio” and collectively, the “Portfolios”).

Each Portfolio seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. Each Portfolio is designed to meet the needs of investors who wish to seek exposure to various types of securities through a single diversified investment.

Each Portfolio invests primarily in a combination of the Underlying Funds that, in turn, invest directly in a wide range of securities. Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified Portfolio. For more information about the Underlying Funds, please see “More Information on Investment Strategies” on page [    ] and “Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds” beginning on page [    ] of this Prospectus.

Although each Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors.

This Prospectus explains the investment objective, principal investment strategies and risks of each Portfolio. Reading this Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

An Introduction to the Asset Allocation Process

ING Investments, LLC (“ING Investments” or “Adviser”) is the investment adviser of the Portfolios. ING Investments is an indirect, wholly-owned subsidiary of ING Groep, N.V. (“ING Groep”) (NYSE: ING).

ING Investment Management Co. (“ING IM” or “Sub-Adviser”) serves as the Sub-Adviser to the Portfolios. Both ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep. ING Investments and ING IM, working together, have designed the Portfolios that will be constructed and managed in accordance with the following process:

The Portfolios have varying investment objectives that are intended for investors with varying risk tolerances and investment goals. Each Portfolio seeks its objective through an asset allocation strategy that provides exposure to various asset classes. This approach is intended to attain a Portfolio’s objective and provide the benefit of lower volatility through asset diversification. ING Investments and ING IM use a process to determine the target allocations for each Portfolio as described below:

1.	ING IM determines the targeted allocations for each Portfolio’s investment in various asset classes. In making this determination, ING IM employs its own proprietary modeling techniques.

2.	ING IM determines the Underlying Funds in which a Portfolio invests to attain its target allocations (for each Portfolio referred to as a “Target Allocation”). In choosing an Underlying Fund for an asset class, ING IM considers the degree to which the Underlying Fund’s holdings or other characteristics correspond to the desired asset class, among other factors.

3.	ING IM may change the Underlying Funds at any time, and may at any time determine to make tactical changes in a Portfolio’s target asset allocations depending on market conditions.

4.	ING Investments will oversee the Target Allocations and the selection of Underlying Funds by ING IM.

The Portfolios will invest new assets and reinvested dividends based on the Target Allocations. Rebalancing will normally take place monthly, and inflows and outflows may be used to seek Target Allocations. These allocations, however, are targets, and each Portfolio’s allocations could change substantially as the Underlying Funds’ asset values change due to market movements and portfolio management decisions. On an ongoing basis, the actual mix of assets and Underlying Funds for each Portfolio may deviate from the Target Allocation percentages set out in the Portfolio’s prospectus. A Portfolio may be rebalanced more often subject to any constraints on timing of rebalancing arising from the Portfolio’s application of frequent trading procedures.

Each Portfolio’s stated investment objective is non-fundamental and may be changed by the Portfolio’s Board of Directors (“Board”) without the approval of shareholders.

4	Introduction

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO

INVESTMENT OBJECTIVE

ING VP Strategic Allocation Conservative Portfolio seeks to provide total return consistent with preservation of capital.

ALLOCATION STRATEGIES

Under normal market conditions, the Sub-Adviser invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest in varying degrees, among several classes of equities, fixed-income securities and money market instruments.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds that reflects an allocation of approximately 45% in equity securities and 55% in fixed-income securities.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among asset classes are set out below. The Portfolio’s assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks	18%
U.S. Mid-Capitalization Stocks	3%
U.S. Small-Capitalization Stocks	3%
Non-U.S./International Stocks	11%
Real Estate Stocks	10%
Fixed-Income Securities	50%
Cash	5%

ING IM may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

The current group of Underlying Funds in which the Portfolio invests include “index plus” funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See “Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds.”

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Asset Allocation — assets will be allocated among funds and markets based on judgments made by ING Investments and ING IM. There is a risk that the Portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes. For example, the Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Affiliated Funds — in managing the Portfolio, ING Investments and ING IM will have authority to select and substitute Underlying Funds. ING Investments and ING IM may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to them by some Underlying Funds are higher than fees paid by other Underlying Funds. However, ING Investments and ING IM are fiduciaries to the Portfolio and are legally obligated to act in the Portfolio’s best interests when selecting Underlying Funds.

Price Volatility — the value of the Portfolio changes as the prices of the Underlying Funds’ investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Market Trends — from time to time, the stock market may not favor growth or value oriented securities in which an Underlying Fund invests. Rather, the market could favor securities to which an Underlying Fund is not exposed, or may not favor equities at all.

Foreign Investing — the Portfolio allocates assets to Underlying Funds that invest in foreign investments. Foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political and economic conditions; a lack of adequate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Portfolio invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.

Real Estate — investments in issuers that are principally engaged in real estate, including Real Estate Investment Trusts (“REITs”), may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

Interest Rate — fixed-income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. High-yield instruments are even more sensitive to economic and market conditions than other fixed-income instruments.

Debt Securities — the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. The Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

If you have any questions, please call 1-800-992-0180.

ING VP Strategic Allocation Conservative Portfolio	5

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance and a composite index for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class S shares (2006) and Class I shares (1997-2005) from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares.

Year-by-Year Total Returns (%)(1)(2)(3)(4)(5)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:

Worst:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class S and Class I share’s performance to that of two broad measures of market performance — the Lehman Brothers® Aggregate Bond Index (“LBAB Index”) and the Strategic Allocation Conservative Composite Index. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)(3)(4)(5)

(For the periods ended December 31, 2007)

	1 Year	5 Years (or Life of Class)		10 Years
Class S Return %			(1)	N/A
LBAB Index (reflects no deductions for fees or expenses)(6)%			(8)	N/A
Strategic Allocation Conservative Composite Index (reflects no deductions for fee or expenses)(7)%			(8)	N/A
Class I Return (adjusted)%
LBAB Index (reflects no deductions for fees or expenses)(6)%
Strategic Allocation Conservative Composite Index (reflects no deductions for fees or expenses)(7)%

(1)	Class S shares commenced operations on August 5, 2005.

(2)	Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(3)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.

(4)	Effective October 1, 2002, the Portfolio changed its name from ING VP Legacy Portfolio to ING VP Strategic Allocation Income Portfolio.

(5)	Effective April 28, 2006, the Portfolio changed its name from ING Strategic Allocation Income Portfolio to ING VP Strategic Allocation Conservative Portfolio.
(6)	The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities.

(7)

The Strategic Allocation Conservative Composite Index is comprised of 35% Russell 3000® Index, 55% Lehman Brothers Aggregate Bond Index (“LBAB Index”) and 10% 91-Day U.S. T-Bill. The Russell 3000® Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization. The LBAB Index is widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The 91-Day U.S. T-Bill is a U.S. government issued short-term debt sold at a discount and then redeemed at maturity at the full face value.

(8)	The index return for Class S shares is for the period beginning August 1, 2005.

6	ING VP Strategic Allocation Conservative Portfolio

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

ING VP Strategic Allocation Growth Portfolio seeks to provide capital appreciation.

ALLOCATION STRATEGIES

Under normal market conditions, the Sub-Adviser invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest in varying degrees, among several classes of equities, fixed-income securities and money market instruments.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds that reflects an allocation of approximately 85% in equity securities and 15% in fixed-income securities.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among asset classes are set out below. The Portfolio’s assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks	36%
U.S. Mid-Capitalization Stocks	9%
U.S. Small-Capitalization Stocks	9%
Non-U.S./International Stocks	25%
Real Estate Stocks	6%
Fixed-Income Securities	13%
Cash	2%

ING IM may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

The current group of Underlying Funds in which the Portfolio invests include “index plus” funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See “Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds.”

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Asset Allocation — assets will be allocated among funds and markets based on judgments made by ING Investments and ING IM. There is a risk that the Portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes. For example, the Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Affiliated Funds — in managing the Portfolio, ING Investments and ING IM will have authority to select and substitute Underlying Funds. ING Investments and ING IM may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to them by some Underlying Funds are higher than fees paid by other Underlying Funds. However, ING Investments and ING IM are fiduciaries to the Portfolio and are legally obligated to act in the Portfolio’s best interests when selecting Underlying Funds.

Price Volatility — the value of the Portfolio changes as the prices of the Underlying Funds’ investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Portfolio may invest in Underlying Funds that invest in small- and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

Market Trends — from time to time, the stock market may not favor growth or value oriented securities in which an Underlying Fund invests. Rather, the market could favor securities to which an Underlying Fund is not exposed, or may not favor equities at all.

Foreign Investing — the Portfolio allocates assets to Underlying Funds that invest in foreign investments. Foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political and economic conditions; a lack of adequate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent a Portfolio invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.

Debt Securities — the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. The Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

Interest Rate — fixed-income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. High-yield instruments are even more sensitive to economic and market conditions than other fixed-income instruments.

If you have any questions, please call 1-800-992-0180.

ING VP Strategic Allocation Growth Portfolio	7

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance and a composite index for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class S shares (2006) and Class I shares (1997-2005) from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares.

Year-by-Year Total Returns (%)(1)(2)(3)(4)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:

Worst:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class S and Class I shares’ performance to that of two broad measures of market performance — the Russell 3000® Index and the Strategic Allocation Growth Composite Index. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)(3)(4)

(For the periods ended December 31, 2007)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return %		(1)	N/A
Russell 3000® Index (reflects no deductions for fees or expenses)(5)%		(6)	N/A
Strategic Allocation Growth Composite Index (reflects no deductions for fees or expenses)(7)%		(6)	N/A
Class I Return (adjusted)%
Russell 3000® Index (reflects no deductions for fees or expenses)(5)%
Strategic Allocation Growth Composite Index (reflects no deductions for fees or expenses)(7)%

(1)	Class S shares commenced operations on August 5, 2005.

(2)	Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(3)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.

(4)	Effective October 1, 2002, the Portfolio changed its name from ING VP Ascent Portfolio to ING VP Strategic Allocation Growth Portfolio.

(5)	The Russell 3000® Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.
(6)	The index returns for Class S shares are for the period beginning August 1, 2005.

(7)

The Strategic Allocation Growth Composite Index is comprised of 70% Russell 3000® Index, 10% Morgan Stanley Capital International Europe, Australasia, Far East® Index (“MSCI EAFE® Index”) and 20% Lehman Brothers Aggregate Bond Index (“LBAB Index”). The Russell 3000® Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization. MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. The LBAB Index is widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities.

8	ING VP Strategic Allocation Growth Portfolio

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO

INVESTMENT OBJECTIVE

ING VP Strategic Allocation Moderate Portfolio seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

ALLOCATION STRATEGIES

Under normal market conditions, the Sub-Adviser invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest in varying degrees, among several classes of equities, fixed-income securities and money market instruments.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds that reflects an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among asset classes are set out below. The Portfolio’s assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown.

U.S. Large-Capitalization Stocks	27%
U.S. Mid-Capitalization Stocks	6%
U.S. Small-Capitalization Stocks	6%
Non-U.S./International Stocks	18%
Real Estate Stocks	8%
Fixed-Income Securities	32%
Cash	3%

ING IM may change the Portfolio’s asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

The current group of Underlying Funds in which the Portfolio invests include “index plus” funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See “Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds.”

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Asset Allocation — assets will be allocated among funds and markets based on judgments made by ING Investments and ING IM. There is a risk that the Portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes. For example, the Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

Affiliated Funds — in managing the Portfolio, ING Investments and ING IM will have authority to select and substitute Underlying Funds. ING Investments and ING IM may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to them by some Underlying Funds are higher than fees paid by other Underlying Funds. However, ING Investments and ING IM are fiduciaries to the Portfolio and are legally obligated to act in the Portfolio’s best interests when selecting Underlying Funds.

Price Volatility — the value of the Portfolio changes as the prices of the Underlying Funds’ investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Portfolio may invest in Underlying Funds that invest in small- and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

Market Trends — from time to time, the stock market may not favor growth or value oriented securities in which an Underlying Fund invests. Rather, the market could favor securities to which an Underlying Fund is not exposed, or may not favor equities at all.

Foreign Investing — the Portfolio allocates assets to Underlying Funds that invest in foreign investments. Foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political and economic conditions; a lack of adequate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent a Portfolio invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.

Debt Securities — the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. The Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

Interest Rate — fixed-income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. High-yield instruments are even more sensitive to economic and market conditions than other fixed-income instruments.

If you have any questions, please call 1-800-992-0180.

ING VP Strategic Allocation Moderate Portfolio	9

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance and a composite index for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class S shares (2006) and Class I shares (1997-2005) from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares.

Year-by-Year Total Returns (%)(1)(2)(3)(4) (5)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:

Worst:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class S and Class I shares’ performance to that of two broad measures of market performance — the Russell 3000® Index and the Strategic Allocation Moderate Composite Index. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)(3)(4)(5)

(For the periods ended December 31, 2007)

	1 Year	5 Years (or Life of Class)	10 Years
Class S Return %		(1)	N/A
Russell 3000® Index (reflects no deductions for fees or expenses)(6)%		(7)	N/A
Strategic Allocation Moderate Composite Index (reflects no deductions for fees or expenses)(8)%		(7)	N/A
Class I Return (adjusted)%
Russell 3000® Index (reflects no deductions for fees or expenses)(6)%
Strategic Allocation Moderate Composite Index (reflects no deductions for fees or expenses)(8)%
(1)	Class S shares commenced operations on June 7, 2005.

(2)	Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(3)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.

(4)	Effective October 1, 2002, the Portfolio changed its name from ING VP Crossroads Portfolio to ING VP Strategic Allocation Balanced Portfolio.

(5)	Effective April 28, 2006, the Portfolio changed its name from ING VP Strategic Allocation Balanced Portfolio to ING VP Strategic Allocation Moderate Portfolio.

(6)	The Russell 3000® Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.
(7)	The index returns for Class S shares are for the period beginning June 1, 2005.

(8)

The Strategic Allocation Moderate Composite Index is comprised of 55% Russell 3000® Index, 5% Morgan Stanley Capital International Europe, Australasia, Far East® Index (“MSCI EAFE® Index”), 35% Lehman Brothers Aggregate Bond Index (“LBAB Index”) and 5% 91-Day U.S. T-Bill. The Russell 3000® Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization. MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. The LBAB Index is widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The 91-Day U.S. T-Bill is a U.S. government issued short-term debt sold at a discount and then redeemed at maturity at the full face value.

10	ING VP Strategic Allocation Moderate Portfolio

WHAT YOU PAY TO INVEST

The tables that follow show the estimated operating expenses you pay if you buy and hold Class [ ] shares of a Portfolio. Shareholders of a Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of a Portfolio’s assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio’s allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by the Class [ ] shares of a Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges or expenses, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult your administrator for more information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract.

Shareholder Transaction Expenses (fees you pay directly from your investment). Not applicable.

Operating Expenses Paid Each Year by the Portfolios(1)

(as a % of average net assets)

Portfolio	Management Fees	Distribution (12b-1) Fees	Other Expenses(2)	Total Portfolio Operating Expenses	Waivers, Reimbursements and Recoupment	Net Portfolio Operating Expenses

ING VP Strategic Allocation Conservative			(3)		(4)
ING VP Strategic Allocation Growth			(3)		—
ING VP Strategic Allocation Moderate			(3)		(4)
(1)	This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimated expenses are based on each Portfolio’s actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed.

(2)	ING Funds Services, LLC receives an annual administration fee equal to 0.055% on the first $5 billion of daily net assets and 0.03% of daily net assets thereafter of each Portfolio.

(3)	Other expenses include fees and expenses of less than 0.005% that were incurred indirectly by the Portfolio as a result of investing in an acquired fund.

(4)	ING Investments, LLC has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio’s expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading “Waivers, Reimbursements and Recoupments.” For each applicable Portfolio, the expense limits will continue through at least May 1, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within
90 days of the then-current term or upon termination of an investment management agreement. In addition, the expense limitation agreement may be terminated by the Company upon at least 90 days’ prior written notice to ING Investments, LLC. For more information regarding the Portfolios’ expense limitation agreement, please see the Statement of Additional Information.

If you have any questions, please call 1-800-992-0180.

What You Pay to Invest	11

WHAT YOU PAY TO INVEST

Acquired (Underlying) Fund Annual Operating Expenses

(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to each Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by each Portfolio will vary based on the Portfolio’s allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio’s fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of [            ].

Class I

Underlying Fund	Net Operating Expenses

ING VP Index Plus LargeCap Portfolio	[	]%
ING VP Index Plus MidCap Portfolio	[	]%
ING VP Index Plus SmallCap Portfolio	[	]%
ING VP Index Plus International Equity Portfolio	[	]%
ING VP Real Estate Portfolio	[	]%
ING VP Intermediate Bond Portfolio	[	]%
ING Liquid Assets Portfolio	[	]%
ING Limited Maturity Bond Portfolio*	[	]%
ING Global Real Estate Portfolio*	[	]%
ING Global Resources Portfolio*	[	]%
ING VP High Yield Portfolio*	[	]%

*	These Underlying Funds are included in the universe of Underlying Funds but will not receive an initial allocation.

12	What You Pay To Invest

WHAT YOU PAY TO INVEST

Examples

The Examples are intended to help you compare the cost of investing in Class [    ] shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Class [    ] shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Class [    ] shares of the Portfolios’ net operating expenses remain the same. The Examples do not reflect expenses and charges which are, or may be, imposed by a Variable Contract or Qualified Plan that may use the Portfolios as its underlying investment option. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Examples show what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio		1 Year	3 Years	5 Years	10 Years

ING VP Strategic Allocation Conservative(1)	$
ING VP Strategic Allocation Growth	$
ING VP Strategic Allocation Moderate(1)	$

(1)	The Examples reflect the contractual expense limitations/waivers for the one-year period and the first year of the three-, five- and ten-year periods.

If you have any questions, please call 1-800-992-0180.

What You Pay to Invest	13

MORE INFORMATION ON INVESTMENT STRATEGIES

More on the Asset Allocation Process

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing in a combination of the Underlying Funds. Under the supervision of ING Investments, ING IM determines the mix of Underlying Funds and sets the appropriate Target Allocations and ranges for investments in those Underlying Funds.

As market prices of the Underlying Funds’ portfolio securities change, each Portfolio’s actual allocations may vary somewhat from the Target Allocations, although the percentages generally will remain within an acceptable range of the Target Allocation percentages. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. ING IM will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to each Portfolio and the Underlying Funds.

ING IM intends to rebalance each Portfolio on at least a monthly basis, but may rebalance more frequently as deemed appropriate, to attain the Target Allocation. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio’s current cash reserves, ING IM may determine to purchase additional shares or redeem shares of Underlying Funds. In making those purchases or redemptions, ING IM will attempt to rebalance each Portfolio’s holdings of Underlying Funds to bring them more closely in line with the Portfolio’s Target Allocations. If ING Investments and/or ING IM believes it is in the best interests of a Portfolio and its shareholders to deviate from the Target Allocations, it may rebalance more frequently than monthly, limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

Investment Objectives, Main Investments and Risks of the Underlying Funds

Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in a Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled “More Information About Risks” on page [    ] for an expanded discussion of the risks listed below for a particular Underlying Fund.

You should note that over time each Portfolio will alter its allocation of assets among the Underlying Funds and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which a Portfolio will be invested in each Underlying Fund at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

14	More Information on Investment Strategies

MORE INFORMATION ON INVESTMENT STRATEGIES

Description of The Investment Objectives, Main Investments and Risks of The Underlying Funds

Investment Adviser/Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus LargeCap Portfolio	Outperform the total return performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index” or “Index”), while maintaining a market level of risk.	Invests at least 80% of its assets in securities of large capitalization companies included in the S&P 500® Index. May invest in derivative instruments. May invest in other investment companies. May also lend portfolio securities, up to 33 1/3% of its total assets.	Derivatives risk; manager risk; other investment companies risk; portfolio turnover risk; price volatility risk; and securities lending risk.
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus MidCap Portfolio	Outperform the total return performance of the Standard & Poor’s MidCap 400 Index (“S&P MidCap 400 Index” or “Index”), while maintaining a market level of risk.	Invests at least 80% of its assets in securities of mid-capitalization companies included in the S&P MidCap 400 Index. May invest in derivative instruments. May invest in other investment companies. May also lend portfolio securities, up to 33 1/3% of its total assets.	Derivatives risk; manager risk; mid-sized companies risk; other investment companies risk; price volatility risk; and securities lending risk.
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus SmallCap Portfolio	Outperform the total return performance of the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600 Index” or “Index”), while maintaining a market level of risk.	Invests at least 80% of its assets in securities of small-capitalization companies included in the S&P SmallCap 600 Index. May invest in derivative instruments. May invest in other investment companies. May also lend portfolio securities, up to 33 1/3% of its total assets.	Derivatives risk; manager risk; other investment companies risk; price volatility risk; securities lending risk; and small-sized companies risk.
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors B.V.	ING VP Index Plus International Equity Portfolio	Outperform the total return performance of the Morgan Stanley Capital International Europe, Australasia and Far East® Index (“MSCI EAFE® Index”), while maintaining a market level of risk.	Normally invests at least 80% of its assets in stocks included in the MSCI EAFE® Index, exchange-traded funds, and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components. May invest in securities that are convertible into common stocks included in the MSCI EAFE® Index. May also lend portfolio securities, up to 33 1/3% of its total assets.	Convertible securities risk; derivatives risk; equity securities risk; foreign investment risk; inability to sell securities risk; index strategy risk; investment model risk; manager risk; market and company risk; market capitalization risk; market trends risk; other investment companies risk; portfolio turnover risk; and securities lending risk.

If you have any questions, please call 1-800-992-0180.

More Information on Investment Strategies	15

MORE INFORMATION ON INVESTMENT STRATEGIES

Investment Adviser/Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING VP Real Estate Portfolio	Total return.	Normally invests at least 80% of its assets in common and preferred stocks U.S. real estate investment trusts (“REITs”) and real estate companies. May invest in companies with any market capitalization; however, generally will not invest in companies with market capitalization of less than $100 million at the time of purchase. May invest in initial public offerings. May invest a significant portion of its assets in a single issuer. May also lend portfolio securities, up to 33 1/3% of its total assets.	Concentration risk; inability to sell securities risk; initial public offerings risk; manager risk; market trends risk; non-diversification status risk; price volatility risk; real estate risk; and securities lending risk.
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Intermediate Bond Portfolio	Maximize total return consistent with reasonable risk.	Normally invests at least 80% of its assets in a portfolio of bonds including, but not limited to, corporate, government and mortgage bonds, which, at the time of purchase are rated investment grade by a nationally recognized statistical rating organization, or are of comparable quality if unrated. May invest a portion of its assets in high-yield (high risk) debt securities. May also invest in: preferred stocks; high-quality money market instruments; municipal bonds; debt securities of foreign issuers; mortgage- and asset-backed securities; options and futures contracts involving securities, securities indices and interest rates. May lend portfolio securities, up to 33 1/3% of its total assets. May also invest in other investment companies.	Credit risk; derivatives risk; extension risk; foreign investing risk; high-yield, lower grade debt securities risk; interest rate risk; mortgage-related securities risk; portfolio turnover risk; prepayment risk; price volatility risk; other investment companies risk; securities lending risk; and U.S. Government securities risk.

16	More Information on Investment Strategies

MORE INFORMATION ON INVESTMENT STRATEGIES

Investment Adviser/Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Advisor: Directed Services, LLC Sub-Adviser: ING Investment Managements Co.	ING Liquid Assets Portfolio	High level of current income consistent with the preservation of capital and liquidity.

Invests in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks. Invests in obligations permitted to be purchased under Rule 2a-7 of the Investment Company Act of 1940 including, but not limited to, (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic, Yankee-dollar and Euro-dollar obligations: certificates of deposit, time deposits, bankers acceptances, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services companies, including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers. May purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies.

Credit risk; foreign investment risk; inability to sell securities risk; interest rate risk; manager risk; mortgage-related securities risk; other investment companies risk; sector risk; and U.S. government securities and obligations risk.

If you have any questions, please call 1-800-992-0180.

More Information on Investment Strategies	17

MORE INFORMATION ON INVESTMENT STRATEGIES

Investment Adviser/Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Advisor: DSL Services, LLC Sub-Adviser: ING Investment Management Co.	ING Limited Maturity Bond Portfolio	Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

Normally invests at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. Under normal market conditions, maintains significant exposure to government securities. Invests in non-government securities, issued by companies of all sizes, only if rated Baa3 or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB- or better by Standard & Poor’s Corporation (“S&P”) or, if not rated by Moody’s or S&P, the Sub-Adviser determines at the time of purchase that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody’s (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined, at the time of purchase, to be of comparable quality by the Sub-Adviser. May also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. May engage in dollar roll transactions and swap agreements, including credit default swaps. May use options and futures contracts involving securities, securities indices and interest rates.

May invest in mortgage-backed and asset-backed debt securities. Private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits. May borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes. May lend portfolio securities, up to 33 1/3% of its total assets. May also invest in other investment companies.

Borrowing risk; call risk; credit derivatives risk; debt securities risk; derivatives risk; equity securities risk; foreign investment risk; inability to sell securities risk; income risk; interest rate risk; leveraging risk; manager risk; market capitalization risk; mid-capitalization company risk; mortgage-related securities risk; other investment companies risk; portfolio turnover risk; restricted and illiquid securities risk; sector risk; securities lending risk;

small-capitalization company risk; and U.S. government securities and obligations risk.

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MORE INFORMATION ON INVESTMENT STRATEGIES

Investment Adviser/Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Advisor: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING Global Real Estate Portfolio	High total return.

Under normal market conditions, will invest at least 80% of its assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. This portion of the Portfolio will have investments located in a number of different countries located throughout the world, including the U.S. and in countries with emerging securities markets. The

Portfolio expects these investments to be in common stocks of large-, mid- and small-sized companies, including real estate investment trusts (“REITs”). May lend portfolio securities, up to 33 1/3% of its total assets.

Diversification risk; emerging markets risk; equity securities risk; foreign investment risk, inability to sell securities risk; industry concentration risk; market capitalization risk; market trends risk; mid-capitalization company risk; portfolio turnover risk; price volatility risk; real estate investment trusts risk; securities lending risk; and small-capitalization company risk.

If you have any questions, please call 1-800-992-0180.

More Information on Investment Strategies	19

MORE INFORMATION ON INVESTMENT STRATEGIES

Investment Adviser/Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Advisor: DSL Services, LLC Sub-Adviser: ING Investment Management Co.	ING Global Resources Portfolio	Long-term capital appreciation.	Normally invests at least 80% of its assets in equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the U.S. May invest up to 50% of its net assets in any single industry of natural resources. May invest in: securities issued by companies that are not in natural resources industries; investment-grade corporate debt; repurchase agreements; and derivatives. May invest directly in commodities including gold bullion and coins. May invest without limit in securities of foreign issuers, including emerging markets. May invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stock; direct equity interests in trusts (including Canadian Royalty Trusts); preferred stock; Partnerships, including master limited partnerships; restricted securities; American Depositary Receipts; and Global Depositary Receipts. Normally invests in companies with large capitalization, but may also invest in mid- and small-sized companies. May invest in other investment companies. May invest in derivative securities and structured notes, whose value is linked to the price of a commodity or commodity index. Compared with other funds, may invest a greater portion of its assets in a particular issuer. May also lend portfolio securities, up to 33 1/3% of its total assets.	Commodities risk; debt securities risk; depositary receipts risk; derivatives risk; diversification risk; emerging markets risk; equity securities risk; foreign investment risk; inability to sell securities risk; industry concentration risk; manager risk; market and company risk; natural resources risk; over-the-counter investment risk; other investment companies risk; portfolio turnover risk; restricted and illiquid securities risk; sector risk; and securities lend risk.

20	More Information on Investment Strategies

MORE INFORMATION ON INVESTMENT STRATEGIES

Investment Adviser/Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Advisor: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP High Yield Bond Portfolio	High level of current income and total return.	Normally invests at least 80% of its assets in a portfolio of high-yield (high risk) bonds, which include: bank loans; payment-in-kind securities; fixed and variable floating rate and deferred interest debt obligations; zero coupon bonds and debt obligations provided they are unrated or rated below investment grade. Remaining assets may be invested in investment grade debt securities; common and preferred stocks; U.S. government securities; money market instruments; and debt securities of foreign issuers including securities of companies in emerging markets. May purchase structured debt obligations and may engage in dollar roll transactions and swap agreements, including credit default sweeps. May invest in derivatives and companies of any size. May invest in other investment companies. May also lend portfolio securities, up to 33 1/3% of its total assets.	Credit risk; derivatives risk; foreign investing risk; high-yield, lower grade debt securities risk; inability to sell securities risk; interest rate risk; other investment companies risk; portfolio turnover risk; price volatility risk; and securities lending risk.

If you have any questions, please call 1-800-992-0180.

More Information on Investment Strategies	21

INFORMATION FOR INVESTORS

About Your Investment

Shares of the Portfolios are offered for purchase by separate accounts to serve as investment options under Variable Contracts, to Qualified Plans, to certain other investment companies and to other investors as permitted to satisfy the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended, (“Code”) and under federal tax regulations, revenue rulings or private letter rulings issued by the Internal Revenue Service.

You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract is responsible for investing in the Portfolios according to the investment options you’ve chosen. You should consult your Variable Contract prospectus, prospectus summary or disclosure statement for additional information about how this works. The Portfolios assume no responsibility for such prospectus, prospectus summary or disclosure statement.

ING Funds Distributor, LLC, (“ING Funds Distributor” or “Distributor”) the distributor for the Portfolios, also offers directly to the public other ING Funds that have similar names, investment objectives and strategies as those of the Portfolios offered by this Prospectus. You should be aware that the Portfolios are likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of these Portfolios can be expected to vary from those of the other funds.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts, offers its shares directly to Qualified Plans or offers its shares to other permitted investors. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolios serve as investment options and other permitted investors might at some time be in conflict because of differences in tax treatment or other considerations. The Portfolios’ Board of Directors (“Board”) directed ING Investments, LLC to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans, and other permitted investors, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios, a pension plan, investment company or other permitted investor, which might force the Portfolios to sell securities at disadvantageous prices.

The Portfolios may discontinue offering shares at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that a Board believes is suitable, as long as any required regulatory standards are met (which may include SEC approval).

Frequent Trading — Market Timing

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary or that a Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent short term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Because some Underlying Funds invest in foreign securities it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current net asset value (“NAV”), causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not

22	Information for Investors

INFORMATION FOR INVESTORS

resume prior to the time the Underlying Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies; however, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds’ shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

Classes of Shares

The Portfolios also offer Adviser Class (“ADV Class”) shares and Class I shares. ADV Class and Class I shares are not offered in this Prospectus.

Service Fees

The Company/Trust has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (“1940 Act”), (“Distribution Plan”) for the Class S shares of each Portfolio. Under the Distribution Plan, the Distributor, the Portfolios’ principal underwriter, is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the Class S shares of each Portfolio. The distribution fee may be used to cover expenses incurred in promoting the sale of Class S shares. The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates. Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios’ Distribution Plan, the Portfolios’ Adviser or Distributor (collectively “ING”), out of their own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios’ Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for the Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company’s Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING Groep N.V. uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time. The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, the Adviser, nor the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

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If you have any questions, please call 1-800-992-0180.

Information for Investors	23

INFORMATION FOR INVESTORS

Net Asset Value

The NAV per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

The NAV of each Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Underlying Funds will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio’s NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio’s shares.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security trust is determined in accordance with procedures adopted by that Underlying Fund’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•

Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE or the closing value is otherwise deemed unreliable;

•	Securities of an issuer that has entered into a restructuring;

•	Securities whose trading has been halted or suspended;

•	Fixed-income securities that have gone into default for which there are no current market value quotations; and

•	Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund’s Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund’s board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company’s Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company’s Variable Contract or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of each Portfolio’s portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the new quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post the quarter ending June 30 holdings on August 1.) Each Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolios’ website until a Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios’ website is located at www.ingfunds.com.

24	Information for Investors

ADVISER AND SUB-ADVISERS	MANAGEMENT OF THE PORTFOLIOS

ADVISER

ING Investments, LLC (‘‘ING Investments’’ or ‘‘Adviser’’), an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April of 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of December 31, 2007, ING Investments managed approximately $[        ] billion in assets.

The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Portfolios.

The following table shows the aggregate annual management fees paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets:

Portfolio	Management Fees
ING VP Strategic Allocation Conservative	0.60%
ING VP Strategic Allocation Growth	0.60
ING VP Strategic Allocation Moderate	0.60

For information regarding the basis for the Board’s approval of the following investment advisory and investment sub-advisory relationships, please refer to the Portfolios’ annual shareholder report to be dated December 31, 2007.

SUB-ADVISER

ING Investments has engaged a sub-adviser to provide the day-to-day management of each Portfolio. The Sub-Adviser has, at least in part, been selected on the basis of its successful application of a consistent, well-defined and long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of the Sub-Adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Portfolios’ Board. In the event the sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Portfolios.

ING Investments acts as a “manager-of-managers” for the Portfolios. ING Investments delegates to the Sub-Adviser of the Portfolios the responsibility for investment management, subject to ING Investment’s oversight. ING Investments is responsible for monitoring the investment program and performance of the Portfolios’ Sub-Adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Portfolios’ Board. The Portfolios and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Portfolios’ Board, to appoint an additional non-affiliated sub-adviser or replace a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without shareholder approval. Each Portfolio will notify shareholders of any change in the identity of its sub-adviser. In this event, the name of the Portfolio and its investment strategies may also change.

ING Investment Management Co.

ING Investment Management Co., (‘‘ING IM’’ or “Sub-Adviser”), a Connecticut corporation, serves as sub-adviser to each Portfolio. ING IM is responsible for managing the assets of the Portfolios in accordance with each Portfolio’s investment objective and policies, subject to oversight by ING Investments and the Board.

Founded in 1972, ING IM is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as Adviser or Sub-Adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2007, ING IM managed approximately $[        ] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, NY 10169.

Prior to March 31, 2002, ING IM served as investment adviser to all of the Portfolios. There was no change in management fees paid by the Portfolios in connection with the change in investment adviser.

ING VP Strategic Allocation Conservative, ING VP Strategic Allocation Growth, and ING VP Strategic Allocation Moderate Portfolios

The following individuals share responsibility for the day-to-day management of the Strategic Allocation Portfolios:

Paul Zemsky, Portfolio Manager, has co-managed the Portfolio since April 2007. Mr. Zemsky is the head of ING’s Multi-Asset Strategies & Solutions Group. He joined ING IM in 2005 as Head

If you have any questions, please call 1-800-992-0180.

Management of the Portfolios	25

MANAGEMENT OF THE PORTFOLIOS	ADVISER AND SUB-ADVISERS

of Derivative Strategies. Prior to assuming his role at ING, Mr. Zemsky spent 18 years at J.P. Morgan Investment Management, where he held a number of key positions, including having responsibility for asset allocation for the firm’s fixed income business and handling option trading in both the exchange-traded and over-the-counter markets. Paul Zemsky has 21 years of investment experience.

Brian Gendreau, Ph.D., Portfolio Manager, has co-managed the Portfolio since May 2006. Mr. Gendreau joined ING IM as an Investment Strategist in September 2004 from Heckman Global Advisors, where he managed their Emerging Market Equity Allocation products since October 2002. Prior to that, Dr. Gendreau was a Director and Market Strategist within

Salomon Smith Barney’s Institutional Investor ranked Asset Allocation team, where he had been employed since 1997. Earlier he worked at JPMorgan as Vice President in the Economic Research Department. He also served as an Economist for the Federal Reserve Bank of Philadelphia and the Board of Governors of the Federal Reserve System.

Additional Information Regarding Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolios.

26	Management of the Portfolios

MORE INFORMATION ABOUT RISKS

All variable portfolios involve risk — some more than others —and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which the Underlying Funds invest and investment techniques that they use. The following pages discuss the risks associated with certain of the types of securities in which an Underlying Fund may invest and certain of the investment practices that an Underlying Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Underlying Funds, see the SAI.

Asset Allocation is no Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for each Portfolio. Furthermore, allocation of the Portfolios’ assets by ING Investments and ING IM may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return. There is a risk that you could achieve better returns by investing in an Underlying Fund or other mutual funds representing a single asset class than in any of the Portfolios. Assets will be allocated among funds and markets based on judgments made by ING Investments and ING IM. There is a risk that a Portfolio may allocate assets to an asset class or market that underperforms other funds. For example, a Portfolio may be underweighted in assets or a market that is experiencing significant returns or over-weighted in assets or a market with significant declines.

Performance of the Underlying Funds will Vary

The performance of each Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of each Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.

Temporary Defensive Positions

Each Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic, political or other conditions affect the Portfolio or Underlying Fund. Instead, a Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an

Underlying Fund invests defensively, it may not be able to pursue its investment objective. Each Portfolio’s or Underlying Fund’s defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of each Portfolio among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to each Portfolio and to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds may have a sub-adviser that is affiliated with the Adviser, while others do not. ING Investments may also subsidize the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that fund or to ING Investments or an affiliate or may believe that an Underlying Fund may benefit from additional assets. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than the Portfolios. ING Investments has informed the Portfolios’ Board that it has developed an investment process that it believes will ensure each Portfolio is managed in the best interests of the shareholders of the Portfolio. Nonetheless, investors bear the risk that ING Investments’ allocation decisions may be affected by its conflicts of interest.

Principal Risks

Each Portfolio is affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

For certain of these Underlying Funds, the risk associated with the strategy is a principal risk. Other Underlying Funds may engage, to a lesser extent, in these strategies, and when so engaged are subject to the attendant risks. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Underlying Fund.

Concentration.    Certain Underlying Funds concentrate (for purposes of the 1940 Act) their assets in securities related to a particular industry, which means that at least 25% of their respective assets will be invested in these assets at all times. As a result, the Underlying Fund may be subject to greater market fluctuation than an Underlying Fund which has securities representing a broader range of investment alternatives.

Convertible Securities.    The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest

If you have any questions, please call 1-800-992-0180.

More Information About Risks	27

MORE INFORMATION ABOUT RISKS

rates and the credit quality of the issuer. Convertible securities are often lower rated securities. An Underlying Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

Corporate Debt Securities.    Certain Underlying Funds may invest in corporate debt securities. Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates decline, the value of the Underlying Funds’ fixed-income securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Fixed-income securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed-income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s “interest rate risk” or “volatility.” According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Derivatives.    Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity, which could cause an Underlying Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the adviser or sub-adviser might imperfectly judge the market’s direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

Emerging Markets Investments.    Certain Underlying Funds may invest in emerging markets. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

Foreign Securities.    There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of Underlying Funds, including the withholding of dividends.

Certain Underlying Funds may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions, to help protect Underlying Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Underlying Fund. The risks of investing in foreign securities may be greater for countries with an emerging securities market.

ADRs, GDRs and EDRs (collectively, “depositary receipts”) are viewed as investments in the underlying securities which they

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represent, and therefore are subject to the risks of foreign investments. Even when denominated in U.S. dollars, depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency. There can be no assurance that the price of depositary receipts will always track the price of the underlying foreign security.

High-Yield, Lower-Grade Debt Securities.    Certain Underlying Funds may invest in high-yield, lower-grade debt securities. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High-yield debt securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Inability to Sell Securities.    Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Non-diversified Investment Company.    An Underlying Fund classified as a non-diversified investment company under the 1940 Act, means that the Underlying Fund is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of the Underlying Fund’s assets in the securities of a small number of issuers may cause an Underlying Fund’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as non-diversified, an Underlying Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, an Underlying Fund would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Other Investment Companies.    Certain Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules thereunder. These may include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depository Receipts (“SPDRs”), Power Shares QQQTM (“QQQQ”), Dow Jones Industrial Average Tracking Stocks (“Diamonds”) and iShares exchange-traded funds (“iShares”). The main risk of investing in ETFs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained or (ii) trading may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit-breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Real Estate Securities.    Certain Underlying Funds may invest in real estate securities. Investments in issuers that are primarily engaged in real estate, including REITs, may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

Small- and Mid-Capitalization Companies.    Certain Underlying Funds may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Lending Portfolio Securities.    In order to generate additional income, certain Underlying Funds may lend portfolio securities in an amount up to 30% or 33 1/3%, depending upon the Underlying Fund, of total Underlying Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of

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More Information About Risks	29

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such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Portfolio Turnover.    Certain Underlying Funds are generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to an Underlying Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Underlying Fund.

Other Risks

Borrowing.    Each Underlying Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of an Underlying Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, an Underlying Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Management Risk.    Each Underlying Fund is subject to management risk because it is an actively managed investment portfolio. The adviser or sub-adviser and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Underlying Funds, but there can be no guarantee that these will produce the desired results.

Many sub-advisers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Mortgage-Related Securities.    Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage- related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities owned by an Underlying Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations, and thus are subject to risk of default.

Pairing-Off Transactions.    A pairing-off transaction occurs when an Underlying Fund commits to purchase a security at a future date, and then the Underlying Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Underlying Fund will experience a loss.

Repurchase Agreements.    Repurchase agreements involve the purchase by an Underlying Fund of a security that the seller has agreed to repurchase at an agreed-upon price. If the seller defaults and the collateral value declines, an Underlying Fund might incur a loss. If the seller declares bankruptcy, an Underlying Fund may not be able to sell the collateral at the desired time.

Restricted and Illiquid Securities.    If a security is illiquid, an Underlying Fund may not be able to sell the security at a time when the adviser or sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Reverse Repurchase Agreements and Dollar Rolls.    A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and

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gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, an Underlying Fund’s NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase an Underlying Fund’s yield; however, such transactions also increase the Underlying Fund’s risk to capital and may result in a shareholder’s loss of principal.

Short Sales.    A “short sale” is the sale by an Underlying Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Underlying Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

U.S. Government Securities and Obligations.    Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

Investment by Funds-of-Funds.    Each of the Underlying Funds’ shares may be purchased by other investment companies. In some cases, an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Adviser will monitor transactions by each Portfolio and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Percentage and Rating Limitations.    Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.

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More Information About Risks	31

PERFORMANCE OF THE UNDERLYING FUNDS

Each Portfolio seeks to achieve its investment objective by investing in Underlying Funds and uses asset allocation strategies to determine how much to invest in Underlying Funds. You may be interested in the performance of the Underlying Funds or related performance attained by the Sub-Advisers of the Underlying Funds. In analyzing this performance it is important to understand that because a Portfolio will invest in multiple Underlying Funds, the Portfolio’s future performance will be based on a blend of the performance of the Underlying Funds in proportion to the percentage of the Portfolio’s assets invested in them. Therefore, the performance of a Portfolio will not be based solely on the performance of any single Underlying Fund. The performance of the Underlying Funds does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower.

ING VP Index Plus LargeCap Portfolio

The following table shows the average annual total returns of Class I shares of ING VP Index Plus LargeCap Portfolio for the 1 Year, 5 Year and 10 Year periods ended [                    ], as well as a comparison with the performance of a broad measure of market performance — the S&P 500® Index. You should not consider the performance of ING VP Index Plus LargeCap Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns(1)

(For the periods ended [    ])

	1 Year		5 Years		10 Years
ING VP Index Plus LargeCap Portfolio —Class I Return Before Taxes	[	]%	[	]%	[	]%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)(2)	[	]%	[	]%	[	]%

(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

ING VP Index Plus MidCap Portfolio

The following table shows the average annual total returns of Class I shares of ING VP Index Plus MidCap Portfolio for the 1 Year, 5 Year and Life of Class periods ended [                    ], as well as a comparison with the performance of a broad measure of market performance — the S&P MidCap 400 Index. You should not consider the performance of ING VP Index Plus MidCap Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns(1)(2)

(For the periods ended [    ])

	1 Year		5 Years		10 Years (or Life of Class)
ING Index Plus MidCap Fund —Class I Return Before Taxes	[	]%	[	]%	[	]%(2)
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)(3)	[	]%	[	]%	[	]%(4)

(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	Class I shares commenced operations on December 16, 1997.
(3)	The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.
(4)	The index return is for the period beginning January 1, 1998.

ING VP Index Plus SmallCap Portfolio

The following table shows the average annual total returns of Class I shares of ING VP Index Plus SmallCap Portfolio for the 1 Year, 5 Year and Life of Class periods ended [                    ], as well as a comparison with the performance of a broad measure of market performance — the S&P SmallCap 600 Index. You should not consider the performance of ING VP Index Plus SmallCap Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns(1)(2)

(For the periods ended [    ])

	1 Year		5 Years		10 Years (or Life of Class)
ING VP Index Plus SmallCap Portfolio — Class I Return Before Taxes	[	]%	[	]%	[	]%(2)
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)(3)	[	]%	[	]%	[	]%(4)

(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	Class I shares commenced operations on December 19, 1997.
(3)	The S&P SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with an average market value of approximately $630 million.
(4)	The index return for Class I shares is for the period beginning January 1, 1998.

ING VP Index Plus International Equity Portfolio

The following table shows the average annual total returns of Class I shares of ING VP Index Plus International Portfolio for the 1 Year and Life of Class periods ended [                    ], as well as a comparison with the performance of a broad measure of market

32	Performance of the Underlying Funds

PERFORMANCE OF THE UNDERLYING FUNDS

performance — the MSCI EAFE® Index. THE MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. You should not consider the performance of ING VP Index Plus International Equity Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns(1)

(For the periods ended [    ])

	1 Year		5 Years (or Life of Class)		10 Years
ING VP Index Plus International Equity Portfolio — Class I Return Before Taxes	[	]%	[	]%(1)	N/A
MSCI EAFE® Index (reflects no deduction for fees, expenses, or taxes)	[	]%	[	]%(2)	N/A

(1)	Class I shares commenced operations on July 29, 2005.
(2)	The index return is for the period beginning August 1, 2005.

ING VP Real Estate Portfolio

The following table shows the average annual total returns of Class I shares of ING VP Real Estate Portfolio for the 1 Year and Life of Class periods ended [                    ], as well as a comparison with the performance of a broad measure of market performance — the MSCI U.S. REIT® Index. You should not consider the performance of ING VP Real Estate Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns(1)

(For the periods ended [    ])

	1 Year		5 Years (or Life of Class)		10 Years
ING VP Real Estate Portfolio —Class I Return Before Taxes	[	]%	[	]%(1)	N/A
MSCI U.S. REIT® Index (reflects no deduction for fees, expenses, or taxes)(2)	[	]%	[	]%(3)	N/A

(1)	Class I shares commenced operations on May 3, 2004.
(2)

The MSCI U.S. REIT® Index is a free float-adjusted market capitalization weighted index that is comprised of equity real estate investment trusts that are included in the MSCI U.S. Investable Market 2500 Index (with the exception of specialty REITs that do not generate a majority of their revenue and income from real estate rental and leasing obligations). The index represents approximately 85% of the U.S. REIT market.

(3)	The index return for Class I shares is for the period beginning May 1, 2004.

ING VP Intermediate Bond Portfolio

The following table shows the average annual total returns of Class I shares of ING VP Intermediate Bond Portfolio for the 1 Year, 5 Year and 10 Year periods ended [                    ], as well as a comparison with the performance of a broad measure of market performance — the Lehman Brothers® Aggregate Bond

Index (“LBAB Index”). You should not consider the performance of ING VP Intermediate Bond Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns(1)

(For the periods ended [    ])

	1 Year		5 Years (or Life of Class)		10 Years
ING VP Intermediate Bond Portfolio — Class I Return Before Taxes	[	]%	[	]%	[	]%
LBAB Index (reflects no deduction for fees, expenses, or taxes)(3)	[	]%	[	]%	[	]%

(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	Effective August 6, 2004, the Portfolio changed its name from ING VP Bond Portfolio to ING VP Intermediate Bond Portfolio.
(3)	The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities.

ING Liquid Assets Portfolio

The following table shows the average annual total returns of Class I shares of ING Liquid Assets Portfolio for the 1 Year and Life of Class periods ended [                    ], as well as a comparison with the performance of a broad measure of market performance — the iMoneyNet First Tier Retail Index. The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds. You should not consider the performance of ING Liquid Assets Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns(1)

(For the periods ended [    ])

	1 Year		5 Years (or Life of Class)		10 Years
ING Liquid Assets Portfolio —Class I Return Before Taxes	[	]%	[	]%(1)	N/A
iMoneyNet First Tier Retail Index (reflects no deduction for fees, expenses, or taxes)	[	]%	[	]%(2)	N/A

(1)	Class I shares commenced operations on May 7, 2004.
(2)	The index return for Class I shares is for the period beginning May 1, 2004.

ING Limited Maturity Bond Portfolio

The following table shows the average annual total returns of Class I shares of ING Limited Maturity Portfolio for the 1 Year and Life of Class periods ended [                    ], as well as a comparison with the performance of a broad measure of market performance — the Lehman Brothers 1-3 Year Government/Credit Bond Index. The Lehman Brothers 1-3 Year Government/

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Performance of the Underlying Funds	33

PERFORMANCE OF THE UNDERLYING FUNDS

Credit Bond Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. You should not consider the performance of ING Limited Maturity Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns(1)

(For the periods ended [    ])

	1 Year		5 Years (or Life of Class)		10 Years
ING Limited Maturity Portfolio — Class I Return Before Taxes	[	]%	[	]%(1)	N/A
Lehman Brothers 1-3 Year Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)	[	]%	[	]%(2)	N/A

(1)	Class I shares commenced operation on April 29, 2005.
(2)	The index return for Class I shares is for the period beginning May 1, 2005.

ING Global Real Estate Portfolio

[Note: Since the Portfolio commenced operations on January 3, 2006, and therefore does not have a full calendar year of operations as of December 31, 2006, annual performance information is not provided. A potential table is provided below.]

The following table shows the average annual total returns of Class I shares of ING Global Real Estate Portfolio for the 1 Year and Life of Class periods ended [                    ], as well as a comparison with the performance of a broad measure of market performance — the [    ] Index. The [    ] Index is [    ]. You should not consider the performance of ING Global Real Estate Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns(1)

(For the periods ended [    ])

	1 Year		5 Years (or Life of Class)		10 Years
ING Global Real Estate Portfolio — Class I Return Before Taxes	[	]%	[	]%(1)	N/A
[ ] Index (reflects no deduction for fees, expenses, or taxes)	[	]%	[	]%(2)	N/A

(1)
(2)

ING Global Resources Portfolio

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to those of two broad measures of market performance — the Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index and the Goldman Sachs Natural Resources Index. The S&P 500® is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Goldman Sachs Natural

Resources Index is an unmanaged index and a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metal, timber and other sub-sectors. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended [    ])

	1 Year		5 Years (or Life of Class)		10 Years
Class I Return	[	]%	[	]%	[	]%
S&P 500® Index	[	]%	[	]%	[	]%
Goldman Sachs Natural Resources Index	[	]%	[	]%	[	]%

(1)	Class I shares commenced operations on May 1, 2003.
(2)	On April 30, 2007, the Portfolio changed its principal investment strategies. ING IM has managed the Portfolio since January 3, 2006. Baring International Investment Limited managed the Portfolio from March 1, 1999 through December 31, 2005. Performance prior to March 1, 1999 is attributable to a different sub-adviser.
(3)	The index returns for the Class I shares are for the period beginning July 2, 2003.

ING VP High Yield Bond Portfolio

The following table shows the average annual total returns of Class I shares of ING VP High Yield Bond Portfolio for the 1 Year, 5 Year and 10 Year periods ended [                    ], as well as a comparison with the performance of two broad measures of market performance — the Lehman Brothers® High Yield Bond Index and the Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index. You should not consider the performance of ING VP High Yield Bond Portfolio as an indication of future performance of the Portfolio.

Average Annual Total Returns

(For the periods ended [    ])

	1 Year		5 Years		10 Years
ING VP High Yield Bond Portfolio — Class I Return Before Taxes	[	]%	[	]%	[	]%
Lehman Brothers® High Yield Bond Index (reflects no deduction for fees or expenses)(1)	[	]%	[	]%	[	]%
Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index (reflects no deduction for fees or expenses)(2)	[	]%	[	]%	[	]%

(1)	The Lehman Brothers® High Yield Bond Index is an unmanaged index that measures the performance of fixed-income generally representative of corporate bonds rated below investment-grade.
(2)

The Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities. The Composite Index more closely tracks the types of securities in which the Portfolio invests than the Lehman Brothers® High Yield Bond Index.

34	Performance of the Underlying Funds

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gains Distributions

Each Portfolio declares and pays dividends and capital gains distributions, if any, on an annual basis usually in June. To comply with federal tax regulations, the Portfolios may also pay an additional capital gains distribution, usually in June.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such controls and should consult their tax advisor before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains. Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

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If you have any questions, please call 1-800-992-0180.

Dividends, Distributions and Taxes	35

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand each Portfolio’s Class S shares’ financial performance for the period of the class’ operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolio (assuming reinvestment of all dividends and distributions) but do not reflect charges and expenses attributable to any insurance product; total returns would be lower if they did. A report of the Portfolios’ independent registered public accounting firm along with each Portfolio’s financial statements, is included in the Company’s annual shareholder report, which is incorporated by reference into the SAI and is available upon request.

36	Financial Highlights

FINANCIAL HIGHLIGHTS	ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO

The information in the table below has been derived from the Portfolio’s financial statements, which has been audited by KPMG LLP, an independent registered public accounting firm with the exception of the six-month period ended June 30, 2007, which is unaudited.

		Class S
		Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006		August 5, 2005(1) to December 31, 2005

Per Share Operating Performance:
Net asset value, beginning of period	$		13.25		13.06
Income from investment operations:
Net investment income	$		0.39	*	0.06
Net realized and unrealized gain on investments	$		0.64		0.13
Total from investment operations	$		1.03		0.19
Less distributions from:
Net investment income	$		0.35		—
Net realized gain on investments	$		0.43		—
Total distributions	$		0.78		—
Net asset value, end of period	$		13.50		13.25
Total Return(2)%			8.13		1.45
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		717		118
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%			0.90		0.90
Gross expenses prior to expense reimbursement(4)%			0.97		1.00
Net investment income after expense reimbursement(3)(4)%			3.00		2.68
Portfolio turnover rate	%		335		364

(1)	Commencement of operations.

(2)	Total return calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)	The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(4)	Annualized for periods less than one year.

*	Per share data calculated using average number of shares outstanding throughout the period.

If you have any questions, please call 1-800-992-0180.

ING VP Strategic Allocation Conservative Portfolio	37

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO	FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm with the exception of the six-month period ended June 30, 2007, which is unaudited.

		Class S
		Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006		August 5, 2005(1) to December 31, 2005

Per Share Operating Performance:
Net asset value, beginning of period	$		15.46		14.98
Income from investment operations:
Net investment income	$		0.23	*	0.06
Net realized and unrealized gain on investments	$		1.73		0.42
Total from investment operations	$		1.96		0.48
Less distributions from:
Net investment income	$		0.21		—
Net realized gain on investments	$		0.21		—
Total distributions	$		0.42		—
Net asset value, end of period	$		17.00		15.46
Total Return(2)%			12.91		3.20
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		308		29
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%			0.96		0.98
Gross expenses prior to expense reimbursement(4)%			0.96		0.98
Net investment income after expense reimbursement(3)(4)%			1.47		1.27
Portfolio turnover rate	%		233		232

(1)	Commencement of operations.

(2)	Total return calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(4)	Annualized for periods less than one year.

*	Per share data calculated using average number of shares outstanding throughout the period.

38	ING VP Strategic Allocation Growth Portfolio

FINANCIAL HIGHLIGHTS	ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO

The information in the table below has been derived from the Portfolio’s financial statements, which has been audited by KPMG LLP, an independent registered public accounting firm with the exception of the six-month period ended June 30, 2007, which is unaudited.

		Class S
		Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006		June 7, 2005(1) to December 31, 2005

Per Share Operating Performance:
Net asset value, beginning of period	$		14.34		14.02
Income from investment operations:
Net investment income	$		0.29	*	0.17	*
Net realized and unrealized gain on investments	$		1.22		0.36
Total from investment operations	$		1.51		0.53
Less distributions from:
Net investment income	$		0.26		0.21
Net realized gain on investments	$		0.32		—
Total distributions	$		0.58		0.21
Net asset value, end of period	$		15.27		14.34
Total Return(2)%			10.80		3.81
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		693		362
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%			0.95		0.95
Gross expenses prior to expense reimbursement(4)%			0.96		0.99
Net investment income after expense reimbursement(3)(4)%			2.00		1.80
Portfolio turnover rate	%		258		301

(1)	Commencement of operations.

(2)	Total return calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)	The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(4)	Annualized for periods less than one year.

*	Per share data calculated using average number of shares outstanding throughout the period.

If you have any questions, please call 1-800-992-0180.

ING VP Strategic Allocation Moderate Portfolio	39

WHERE TO GO FOR MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder report, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolio’s performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries:

ING VP Portfolios

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section

100 F Street, N.E.

Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios’ SEC file number. The file number is as follows:

ING Strategic Allocation Portfolios, Inc.	811-8934
ING VP Strategic Allocation Conservative Portfolio
ING VP Strategic Allocation Growth Portfolio
ING VP Strategic Allocation Moderate Portfolio

PRPRO-VPS (0108-012808)

STATEMENT OF ADDITIONAL INFORMATION

January 28, 2008

ING VARIABLE PRODUCTS FUNDS

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258-2034

(800) 992-0180

ING Strategic Allocation Portfolios, Inc.

ING VP Strategic Allocation Conservative Portfolio (“VP Strategic Allocation Conservative Portfolio”)

ING VP Strategic Allocation Growth Portfolio (“VP Strategic Allocation Growth Portfolio”)

ING VP Strategic Allocation Moderate Portfolio (“VP Strategic Allocation Moderate Portfolio”)

ADV Class, Class I, and Class S shares

This Statement of Additional Information (“SAI”) relates to the series listed above (each a “Portfolio” and collectively, the “Portfolios”) of ING Variable Products Funds. A prospectus or prospectuses (each a “Prospectus” and collectively, the “Prospectuses”) for the Portfolios dated January 28, 2008, which provide the basic information you should know before investing in the Portfolios, may be obtained without charge from the Portfolios or the Portfolios’ principal underwriter, ING Funds Distributor, LLC (“Distributor”), at the address listed above. This SAI is not a Prospectus, but is incorporated herein by reference, and should be read in conjunction with the Prospectuses, each dated January 28, 2008, which have been filed with the U.S. Securities and Exchange Commission (“SEC”). Capitalized terms not defined in this SAI are used as defined in the Prospectuses.

The information in this SAI expands on the information contained in the Prospectuses and any supplements thereto. The Portfolios’ financial statements and the independent registered public accounting firm’s report thereon, included in the annual shareholder report dated December 31, 2006, are incorporated herein by reference. Copies of the Prospectuses and annual or semi-annual shareholder reports may be obtained upon request and without charge by contacting the Portfolios at the address and phone number written above.

Shares of the Portfolios are sold to insurance company separate accounts, so that the Portfolios may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies (“Variable Contracts”). The Portfolios also may sell their shares to certain other investors, such as qualified pension and retirement plans, insurance companies and any adviser to the Portfolios as well as to the general accounts of any insurance company whose separate account holds shares of the Portfolios. Shares of the Portfolios are currently offered to separate accounts (“Variable Accounts”) of insurance companies that are subsidiaries of ING Groep N.V. (“ING Groep”) as well as non-affiliated insurance companies. Shares of the Portfolios also may be made available to affiliated investment companies under the fund-of-funds arrangements, consistent with Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended (“1940 Act”). For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

ING Strategic Allocation Portfolios, Inc. is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions.

GENERAL INFORMATION

Effective May 1, 2002, the names of each Portfolio and if applicable, its series of Portfolios, changed as follows:

Aetna Generation Portfolios, Inc.	ING Generation Portfolios, Inc.
Aetna Ascent VP	ING VP Ascent Portfolio
Aetna Crossroads VP	ING VP Crossroads Portfolio
Aetna Legacy VP	ING VP Legacy Portfolio

Effective October 1, 2002 the names of the Portfolios set out below, changed as follows:

Old Name	New Name
ING Generation Portfolios, Inc.	ING Strategic Allocation Portfolios, Inc.
ING VP Ascent Portfolio	ING VP Strategic Allocation Balanced Portfolio
ING VP Crossroads Portfolio	ING VP Strategic Allocation Growth Portfolio
ING VP Legacy Portfolio	ING VP Strategic Allocation Income Portfolio

Effective April 28, 2006, the name of ING VP Strategic Allocation Balanced Portfolio changed to ING VP Strategic Allocation Moderate Portfolio.

Effective April 28, 2006, the name of ING VP Strategic Allocation Income Portfolio changed to ING VP Strategic Allocation Conservative Portfolio.

Effective May 1, 2004 Class R shares of the Portfolios were renamed as Class I shares with no changes to the fee structure.

Organization ING Strategic Allocation Portfolios, Inc. was incorporated in Maryland in 1994.

Classes The Board of Directors of the Portfolios (the “Board”) has the authority to subdivide each Portfolio into classes of shares having different attributes, so long as each share of each class represents a proportionate interest in the Portfolio equal to each other share in that Portfolio. Shares of each Portfolio currently are classified into three classes. ADV Class, Class I and Class S shares are offered through this SAI and the corresponding Prospectuses. Each class of shares has the same rights, privileges and preferences, except with respect to: (a) the distribution fees borne by ADV Class and Class S; (b) the expenses allocable exclusively to each class; and (c) the voting rights on matters exclusively affecting a single class.

Capital Stock Shares of each Portfolio have no preemptive or conversion rights. Each share of a Portfolio has the same rights to share in dividends declared by that Portfolio. Upon liquidation of any Portfolio, shareholders in that Portfolio are entitled to share pro rata in the net assets of the Portfolio available for distribution to shareholders. Shares of each Portfolio are fully paid and nonassessable.

Voting Rights Shareholders of each Portfolio are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Directors, as the case may be (hereafter, “Directors”) (to the extent hereinafter provided), and on other matters submitted to the vote of shareholders. Participants who select a Portfolio for investment through their variable annuity contract (“VA Contract”) or variable life insurance policy (“VLI Policy”) are not the shareholders of the Portfolio. The insurance companies that issue the separate accounts are the true shareholders, but generally pass through voting to Participants as described in the prospectus for the applicable VA Contract or VLI Policy. Once the initial Board is elected, no meetings of the shareholders for the purpose of electing Directors will be held unless and until such time as less than a majority of the Directors holding office have been elected by the shareholders, or shareholders holding 10% or more of the outstanding shares request such a vote. The Directors then in office will call a shareholder meeting for election of Directors. Vacancies occurring between any such meetings shall be filled as allowed by law, provided that immediately after filling any such vacancy, at least two-thirds of the Directors holding office have been elected by the shareholders. Except as set forth above, the Directors shall continue to hold office and may appoint successor Directors. Directors of ING Strategic Allocation Portfolios may be removed at any meeting of shareholders by the vote of a majority of all shares entitled to vote. Any Director may also voluntarily resign from office. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors of a Portfolio, in which event the holders of the remaining shares will be unable to elect any person as a Director.

1940 Act Classification Each Portfolio is an open-end management investment company, as that term is defined under the 1940 Act. Each Portfolio is a diversified company, as that term is defined under the 1940 Act. The 1940 Act generally requires that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The investment objective of each Portfolio is not fundamental and may be changed without a shareholder vote. Each Portfolio has adopted certain investment restrictions as fundamental policies that cannot be changed without the approval of the holders of a majority of a Portfolio’s outstanding voting securities, defined in the 1940 Act as the lesser of: (i) 67% or more of a Portfolio’s shares present at a shareholders’ meeting of which the holders of more than 50% of the Portfolio’s outstanding shares of the Portfolio are present in person or by proxy; or (ii) more than 50% of a Portfolio’s outstanding voting securities are present in person or represented by proxy. All other investment policies or practices are considered by the Portfolios to be non-fundamental and accordingly may be changed without shareholders approval. All percentage limitations set forth below apply immediately after a purchase or initial investment. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change.

As a matter of fundamental policy, a Portfolio may not:

(1)

Purchase securities of any issuer if, as a result, with respect to 75 % of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other registered management investment companies;

(2)	Purchase any securities which would cause 25 % or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or tax exempt securities issued by any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more registered management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

(3)	Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio;

(4)	Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

(5)	Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

(6)	Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts;

(7)	Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio; and

(8)	Underwrite any issue of securities within the meaning of the under the Securities Exchange Act of 1933 (“1933 Act”) except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies.

The Board has adopted the following non-fundamental investment restrictions, which may be changed by the Board and without shareholder vote. A Portfolio will not:

1.	Invest in companies for the purpose of exercising control or management;

2.	Purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other materials;

3.	Invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule144A, or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. The adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors; and

4.	Invest more than 15% of the total of its assets in high-yield bonds (securities rated below BBB- by Standard & Poor’s Corporation (“S&P”) or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, considered by the adviser or the sub-advisers to be of comparable quality).

With respect to fundamental policy number (2), industry classifications are determined in accordance with the classifications established by Bloomberg Industry Group for the Portfolios. Where a Portfolio’s investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change.

SUPPLEMENTAL DESCRIPTION OF PORTFOLIO INVESTMENTS AND RISKS

Investments, Investment Strategies and Risks

Each Portfolio normally invests all of its assets in shares of other ING Funds (“Underlying Funds”), as described in the Prospectuses. Underlying Funds must be approved by the Board before becoming eligible investments for the Portfolios. Investment techniques described below may be pursued directly by the Underlying Funds. As a general matter, the Portfolios do not invest directly in securities. However, each Portfolio is subject to the risks described below indirectly through its investment in the Underlying Funds. The Underlying Funds may use any or all of these techniques at any one time, and the fact that an Underlying Fund may use a technique does not mean that the technique will be used. An Underlying Fund’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by an Underlying Fund’s investment objective, policies and restrictions described in the Underlying Fund’s Prospectus and/or SAI, as well as federal securities laws. There can be no assurance that any of the Portfolios will achieve their investment objectives.

EQUITY INVESTMENTS

Common Stock, Preferred Stock, Convertible Securities and Other Equity Securities

Common stocks represent an equity (ownership) interest in a company. This ownership interest generally gives an Underlying Fund the right to vote on issues affecting the company’s organization and operations. Except for Underlying Funds that are non- diversified such investments may be diversified over a cross-section of industries and individual companies. Some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.

Other types of equity securities may also be purchased, such as preferred stock, convertible securities, or other securities that are exchangeable for shares of common stock.

Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation’s earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, an Underlying Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed-rate of return than is available on common stocks. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer-term debt securities have greater yields than do shorter-term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by an Underlying Fund is called for redemption, the Underlying Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by an Underlying Fund because the Underlying Fund purchase such securities for their equity characteristics.

“Synthetic” convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, an Underlying Fund may purchase a non-convertible debt security and a warrant or option, which enables the Underlying Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, an Underlying Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

FOREIGN AND EMERGING MARKET SECURITIES

American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts

American Depositary Receipts (“ADRs”), Global Depositary (“GDRs”) and European Depositary Receipts (“EDRs”) or other similar securities represent securities of foreign issuers. These securities may not necessarily be denominated in the same foreign currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in the European securities markets.

Emerging Markets

Although the Underlying Funds will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions, and the adviser or sub-adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign clearing agents such as Euroclear and other governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign taxes will reduce the income received by the Underlying Funds on these investments. However, these foreign withholding taxes are not expected to have a significant impact on the Underlying Funds and any income earned by the Underlying Fund should be considered incidental. The risks of investing in foreign securities. may be intensified for investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Eurodollar and Yankee Dollar Instruments

Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers, and may not carry the same risks as investing in foreign securities.

Eurodollar Convertible Securities

Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. The Underlying Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange (“NYSE”) or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. Each Underlying Fund may also invest up to 15% of its total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities, which are not listed, or represented by ADRs listed, on such exchanges.

Foreign Bank Obligations

Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

Foreign Currency Exchange Transactions

Because the Underlying Funds that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, and therefore the Underlying Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Underlying Funds may either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an agreement to exchange one currency for another - for example, to exchange a certain amount of U.S. dollars for a certain amount of Korean Won - at a future date. Forward foreign currency exchange contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Underlying Fund’s portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management’s need to protect the status of an Underlying Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended (“Code”).

Foreign Mortgage-Related Securities

Foreign mortgage-related securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g. Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as size of loan pools, pre-payment experience, and maturities of loans.

International Debt Securities

Certain of the Underlying Funds may invest in debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having tax authority) or their agencies or instrumentalities, including ADRs consistent with each Underlying Fund’s policies. These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities and zero-coupon securities.

In determining whether to invest in debt obligations of foreign issuers, an Underlying Fund would consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries’ financial markets, the interest rate climate of such countries and the relationship of such countries’ currency to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g. relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in an Underlying Fund having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. An Underlying Fund’s portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of an Underlying Fund’s investment income may be received or realized in foreign currencies, the Underlying Fund will be required to compute and distribute its income in U.S. dollar and absorb the cost of current fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers may not be required to use generally accepted accounting principles. If foreign securities are not registered under the 1933 Act the issuer may not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended (“1934 Act”). The values of foreign securities investments will be affected by incomplete or inaccurate information available to the adviser or sub-adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.

Securities of Foreign Issuers

Securities of foreign issuers traded outside of the United States have certain common characteristics and risks. Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of an Underlying Fund is uninvested and no return is earned thereon. The inability of the Underlying Funds to make intended security purchases due to settlement problems could cause the Underlying Funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Underlying Funds due to subsequent declines in value of the portfolio security or, if the Underlying Funds have entered into a contract to sell the security, could result in possible liability to the purchaser.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. A foreign government may impose exchange control regulations that may have an impact on currency exchange rates, and there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

Although the Underlying Funds will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the adviser or sub-adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Underlying Funds on these investments. However, these foreign withholding taxes are not expected to have a significant impact on a fund with an investment objective of long-term capital appreciation because any income earned by the Underlying Fund should be considered incidental.

Restrictions on Foreign Investments

Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities, such as an Underlying Fund. As illustrations, certain countries may require governmental approval prior to investment by foreign persons, limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of an Underlying Fund that invests in such countries. For example, an Underlying Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Underlying Fund. Re-registration, in some instances, may not occur on a timely basis, resulting in a delay during which an Underlying Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances when an Underlying Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Underlying Fund of the ability to make its desired investment at that time.

Substantial limitations may exist in certain countries with respect to an Underlying Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. An Underlying Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Underlying Fund of any restrictions on investments. Even when there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Underlying Fund. For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts each Underlying Fund’s investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. The provisions may restrict an Underlying Fund’s investments in certain foreign banks and other financial institutions.

Foreign Currency Risks. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the U.S. dollar value of foreign securities. In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign stocks for a U.S. investor will be diminished. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities will be enhanced. Unfavorable changes in the relationship between the U.S. dollar and the relevant foreign currencies, therefore, will adversely affect the value of an Underlying Fund’s shares.

Risks of Investing in Foreign Securities

Investments in foreign securities involve certain inherent risks, including the following:

Market Characteristics. Settlement practices for transactions in foreign markets may differ from those in U. S. markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where an Underlying Fund’s assets may be released prior to receipt of payment or securities, may expose the Underlying Funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions in options on securities, future contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of an Underlying Fund’s positions may also be adversely impacted by delays in its abilities to act upon economic events occurring in foreign markets during non-business hours in the United States.

Legal and Regulatory Matters. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.

Taxes. The interest payable on certain of the Underlying Fund’s foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to an Underlying Fund’s shareholders. A shareholder otherwise subject to U. S. federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by an Underlying Fund.

Costs. The expense ratio of an Underlying Fund that invests in foreign securities is likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher. In considering whether to invest in the securities of a foreign company, the adviser or sub-adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the United States and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which an Underlying Fund will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time with the limitations described in the Underlying Fund’s Prospectuses, depending on the adviser’s or sub-adviser’s assessment of prevailing market, economic and other conditions.

Sovereign Debt Securities

Sovereign debt securities are issued by governments of foreign countries. The sovereign debt in which the Underlying Funds may invest may be rated below investment grade. These securities usually offer higher yields than higher-rated securities but are also subject to greater risk than higher-rated securities. Brady Bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, Philippines, Poland, and Uruguay, and may be issued by other emerging countries.

Supranational Agencies

Securities of supranational agencies are not considered government securities and are not supported directly or indirectly by the U.S. government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Union, which is a 27-nation organization engaged in cooperative economic activities; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

FIXED-INCOME SECURITIES

Adjustable Rate Mortgage Securities

Adjustable rate mortgage securities (“ARMS”) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in particular, pre-specified, published interest rate index. The amount of interest on an ARM is calculated by adding a specified amount, the “margin,” to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed-rate securities.

There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index, often related to ARMS issued by Federal National Mortgage Association (“FNMA”), tend to lag changes in market rate levels and tend to be somewhat less volatile.

Corporate Debt Securities

Corporate debt securities include investment grade corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Investments in corporate debt securities that are rated below investment grade are described in “High-Yield Securities” below.

Debt obligations that are deemed investment grade carry a rating of at least Baa from Moody’s or BBB- from S&P, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the adviser or sub-adviser to be of comparable quality. Bonds rated Baa- or BBB- have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.

Floating or Variable Rate Instruments

Floating or variable rate bonds normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). An Underlying Fund would anticipate using these bonds as cash equivalents, pending longer term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by an Underlying Fund. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since an Underlying Fund may retain the bond if interest rates decline. By acquiring these kinds of bonds, an Underlying Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

GNMA Certificates

Certificates issued by the Government National Mortgage) Association (“GNMA”) (“GNMA Certificates”) evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds, in that principal is paid back monthly as payments of principal, including prepayments, on the mortgages in the underlying pool are passed through to holders of GNMA Certificates representing interests in the pool, rather than returned in a lump sum at maturity. The GNMA Certificates that the Underlying Funds may purchase are the “modified pass-through” type.

GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration (“FHA”) or the Farmers’ Home Administration (“FMHA”) or guaranteed by the Veterans Administration (“VA”). GNMA is also empowered to borrow without limitation from the U.S. Treasury, if necessary, to make payments required under its guarantee.

Life of GNMA Certificates. The average life of a GNMA Certificate is likely to be substantially less than the stated maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk of loss of the principal balance of a Certificate, because of the GNMA guarantee, but foreclosure may impact the yield to shareholders because of the need to reinvest proceeds of foreclosure. As prepayment rates of individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of single family dwelling mortgages with 25 to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. Prepayments are likely to increase in periods of falling interest rates. It is customary to treat GNMA Certificates as 30-year mortgage-backed securities that prepay fully in the twelfth year.

Yield Characteristics of GNMA Certificates. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the certificates, by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield that will be earned on GNMA Certificates. First, GNMA Certificates may be issued at a premium or discount rather than at par, and, after issuance, GNMA Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if interest rates decline, prepayments may occur faster than had been originally projected and the yield to maturity and the investment income of the Underlying Fund would be reduced.

High-Yield Securities

High-yield securities are debt securities that are rated lower than “Baa” by Moody’s or “BBB-” by S&P Corporation, or of comparable quality if unrated.

High-yield securities often are referred to as “junk bonds” and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing. Investments in high-yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk.

High-yield securities are not considered to be investment grade. They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in an Underlying Fund’s net asset value (“NAV”). The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.

The yields earned on high-yield securities generally are related to the quality ratings assigned by recognized rating agencies. Certain securities held by an Underlying Fund may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by an Underlying Fund during a time of declining interest rates, the Underlying Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The medium- to lower-rated and unrated securities in which the Underlying Funds invest tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include:

High-Yield Bond Market. A severe economic downturn or increase in interest rates might increase defaults in high-yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high-yield securities, thus disrupting the market for such securities.

Sensitivity to Interest Rate and Economic Changes. High-yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are Treasury or investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of high-yield debt bonds tend not to fall as much as Treasury or investment grade corporate bonds. Conversely when interest rates fall, high-yield bonds tend to underperform Treasury and investment grade corporate bonds because high-yield bond prices tend not to rise as much as the prices of these bonds.

The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high-yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high-yield securities could also be at a greater risk because high-yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high-yield security owned by an Underlying Fund defaults, the Underlying Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield securities and the Underlying Funds’ NAV. Furthermore, in the case of high-yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities, which pay in cash.

Payment Expectations. High-yield securities present risks based on payment expectations. For example, high-yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Underlying Funds may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high-yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high-yield securities than in the case of investment grade bonds.

Liquidity and Valuation Risks. Lower-rated bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of high-yield securities tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high-yield securities may not be as liquid as Treasury and investment grade bonds. The ability to value or sell high-yield securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield securities more than other securities, especially in a thinly-traded market. To the extent an Underlying Fund owns illiquid or restricted high-yield securities; these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value high-yield securities because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.

Taxation. Special tax considerations are associated with investing in high-yield securities structured as zero-coupon or pay-in-kind securities. An Underlying Fund would report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.

Limitations of Credit Ratings. The credit ratings assigned to high-yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high-yield securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security’s market value. Although the ratings of recognized rating services such as Moody’s and S&P are considered, the adviser or a sub-adviser may primarily rely on its own credit analysis, which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. Thus, the achievement of an Underlying Fund’s investment objective may be more dependent on the adviser’s or aub-adviser’s own credit analysis than might be the case when an Underlying Fund invests in higher quality bonds. The adviser or sub-adviser, when applicable, continually monitors the investments in each Underlying Fund’s portfolio and carefully evaluates whether to dispose of or retain high-yield securities whose credit ratings have changed. An Underlying Fund may retain a security whose rating has been changed.

Mortgage-Related Securities

Mortgage-related securities include U.S. government agency mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, including the GNMA, FNMA, and the Federal Home Loan Mortgage Corporagtion (“FHLMC”). These instruments might be considered derivatives. The primary risks associated with these instruments is the risk that their value will change with changes in interest rates and prepayment risk. “See , U.S. Government Securities” below.

One type of mortgage-related security includes certificates that represent pools of mortgage loans assembled for sale to investors by various governmental and private organizations. These securities provide a monthly payment, which consists of both an interest and a principal payment that is in effect a “pass-through” of the monthly payment made by each individual borrower on his or her residential mortgage loan, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs that may be incurred.

“Pass-through” certificates, such as those issued by GNMA, entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment. A major governmental guarantor of pass-through certificates is GNMA. GNMA guarantees, with the full faith and credit of the United States government, the timely payments of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers). Certificates issued by GNMA are backed by pools of FHA-insured or VA-guaranteed mortgages. Other governmental guarantors include FNMA and FHLMC (though these certificates are not backed by the full faith and credit of the United States government). FNMA purchases residential mortgages from a list of approved seller/services that include state and federally chartered savings and loan associations, mutual saving banks, commercial banks, credit unions and mortgage bankers.

The prices of high coupon U.S. Government Agency mortgage-backed securities do not tend to rise as rapidly as those of traditional fixed-rate securities at times when interest rates are decreasing, and tend to decline more slowly at times when interest rates are increasing.

Certain Underlying Funds may also purchase mortgage-backed securities issued by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers that also create pass-through pools of conventional residential mortgage loans. Such issuers may in addition be the originators of the underlying mortgage loans as well as the guarantors of the pass-through certificates. Pools created by such non-governmental issuers generally offer a higher rate of return than governmental pools because there are no direct or indirect governmental guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers.

It is expected that governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. As new types of pass-through securities are developed and offered to investors, the adviser or sub-adviser may, consistent with the Underlying Funds’ investment objectives, policies and restrictions, consider making investments in such new types of securities.

Other types of mortgage-related securities in which the Underlying Funds may invest include debt securities that are secured, directly or indirectly, by mortgages on commercial real estate or residential rental properties, or by first liens on residential manufactured homes (as defined in section

603(6) of the National Manufactured Housing Construction and Safety Standards Act of 1974), whether such manufactured homes are considered real or personal property under the laws of the states in which they are located. Securities in this investment category include, among others, standard mortgage-backed bonds and newer collateralized mortgage obligations (“CMOs”). Mortgage-backed bonds are secured by pools of mortgages, but unlike pass-through securities, payments to bondholders are not determined by payments on the mortgages. The bonds consist of a single class, with interest payable periodically and principal payable on the stated date of maturity. CMOs have characteristics of both pass-through securities and mortgage-backed bonds. CMOs are secured by pools of mortgages, typically in the form of “guaranteed” pass-through certificates such as GNMA, FNMA, or FHLMC securities. The payments on the collateral securities determine the payments to bondholders, but there is not a direct “pass-through” of payments. CMOs are structured into multiple classes, each bearing a different date of maturity. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longest maturity class receive principal only after the shorter maturity classes have been retired.

CMOs are issued by entities that operate under order from the SEC exempting such issuers from the provisions of the 1940 Act. Until recently, the staff of the SEC had taken the position that such issuers were investment companies and that, accordingly, an investment by an investment company (such as the Underlying Funds) in the securities of such issuers was subject to the limitations imposed by Section 12 of the 1940 Act. However, in reliance on SEC staff interpretations, certain Underlying Funds may invest in securities issued by certain “exempted issuers” without regard to the limitations of Section 12 of the 1940 Act. In its interpretation, the SEC staff defined “exempted issuers” as unmanaged, fixed asset issuers that: (a) invest primarily in mortgage-backed securities; (b) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act; (c) operate under the general exemptive orders exempting them from all provisions of the 1940 Act; and (d) are not registered or regulated under the 1940 Act as investment companies.

Privately Issued CMOs

Privately Issued CMOs are arrangements in which the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. Such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. They are, however, not guaranteed by any government agency and are secured by the collateral held by the issuer. Privately issued CMOs are subject to prepayment risk due to the possibility that prepayments on the underlying assets will alter the cash flow.

Interest/Principal Only Stripped Mortgage-Backed Securities

Stripped mortgage backed securities (“SMBS”) are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other classes will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (the Interest-Only or “IO” class), while the other class will receive all of the principal (the Principal-Only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an Underlying Fund may fail to recoup fully its initial investment in these securities. The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid is made by the adviser or a sub-Adviser under guidelines and standards established by an Underlying Fund’s Board. Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

Risks of Mortgage-Related Investment

Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed-income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities. Because investments in mortgage-related securities are interest-rate sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation’s money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations. Further, SMBS are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the interest-only class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) or the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. An Underlying Fund could fail to fully recover its initial investment in a CMO residual or an SMB.

Municipal Securities

Municipal securities are debt obligations issued by state and local governments, territories and possessions of the U.S. regional government authorities, and their agencies and instrumentalities (“municipal securities”). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

In general, municipal securities debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities, including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations and to raise funds for general operating expenses and lending to other public institutions and facilities.

The two principal classifications of municipal securities are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and tax power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund, the assets of which may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security; including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state’s assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

Insured municipal debt involves scheduled payments of interest and principal guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of an Underlying Fund.

Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other law affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Industrial Development and Pollution Control Bonds. These are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Municipal Lease Obligations. These are lease obligations or installment purchase contract obligations of municipal authorities or entities (“municipal lease obligations”). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation. “Certificates of participation” are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain “non-appropriation” clauses that provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

The Underlying Funds will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee that has actively traded debt obligations; (3) determined by the adviser or sub-adviser to be critical to the lessee’s ability to deliver essential services; and (4) contain legal features which the adviser or sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Subordinated Mortgage Securities

Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which the Underlying Funds may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal payments, interest or any combination thereof to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk of investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Underlying Funds would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

An Underlying Fund’s adviser or sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. An Underlying Fund’s adviser or sub-adviser have developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. An Underlying Fund seeks opportunities to acquire subordinated residential mortgage securities when, in the view of the adviser or sub-adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. An Underlying Fund’s adviser or sub-adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

U. S. Government Securities

Investments in U.S. government securities include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. government and, such as, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. government securities include securities issued by instrumentalities of the U.S. government, such as the GNMA, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. government securities are instruments issued by instrumentalities established or sponsored by the U.S. government, such as the Student Loan Marketing Association, the FNMA and the FHLMC. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate prepayment, and may not be able to assert a claim against the U.S. itself if the agency or instrumentality does not meet its commitment. Each Underlying Fund generally will invest in securities of such agencies or instrumentalities only when the adviser or sub-advisers are satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

OTHER INVESTMENTS

Asset-Backed Securities (non-mortgage)

Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, each Underlying Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and an Underlying Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

Asset-backed securities backed by certain types of collateral (such as CARs and CARDs) tend to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

Aircraft Lease Receivables- An aircraft lease receivable (“ALR”) is an asset-backed security. ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircraft is sold to the trust and the trust issues several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircraft and leases it to the airline companies. Unlike the receivables backed by loans or securities, the aircraft lease receivables are not as sensitive to changes in interest rates. However, the ALR’s may entail a higher risk because of the underlying assets. Aircraft are expensive to maintain and operate, and difficult to sell. In addition, aircraft are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.

The non-mortgage-related asset-backed securities in which certain Underlying Funds may invest include, but are not limited to, interests in pools of receivables, such as credit card and accounts receivables and motor vehicle and other installment purchase obligations and leases. Interests in these pools are not backed by the U.S. government and may or may not be secured.

The credit characteristics of asset-backed securities differs in a number of respects from those of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities.

Banking Industry Obligations

Banking industry obligations include certificates of deposit, bankers’ acceptances and fixed time deposits. The Underlying Funds will not invest in obligations issues by a bank unless (i) the bank is a U.S. bank and a member of the Federal Deposit Insurance Corporation (“FDIC”) and (ii) the bank has total assets of at least $1 billion (U.S.) or, if not, Underlying Fund’s investment is limited to the FDIC-insured amount of $100,000.

Bankers Certificates of Deposit, Bankers’ Acceptances and Time Deposits. Certain Underlying Funds may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by an Underlying Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

An Underlying Fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limit the amount which they can loan to a single borrower, and subject them to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Portfolio may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its respective investment objectives and policies stated above and in the Prospectuses, certain Underlying Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. Certain Underlying Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. Certain Underlying Funds may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Underlying Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s.

Credit-Linked Notes

A credit-linked note (“CLN”) is generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or a Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specific credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative instruments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Underlying Funds cannot assure that they can implement a successful strategy regarding this type of investment.

Derivatives

Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Types of derivatives include options, futures contracts, options on futures, forward contracts and swap agreements. Derivative instruments may be used for a variety of reasons; including to enhance return, hedge certain market risks, or provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for an Underlying Fund to invest than “traditional” securities would.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit an Underlying Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way the Underlying Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency, which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, an Underlying Fund will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner, as they would review the credit quality of a security to be purchased by the Underlying Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

The value of some derivative instruments in which an Underlying Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of an Underlying Fund, the ability of an Underlying Fund to successfully utilize these instruments may depend in part upon the ability of the Underlying Fund’s adviser of sub-adviser to forecast interest rates and other economic factors correctly. If the Underlying Fund’s adviser or sub-adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, an Underlying Fund could be exposed to the risk of loss.

An Underlying Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If an Underlying Fund’s adviser or sub-adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for an Underlying Fund, the Underlying Fund might have been in a better position if it had not entered into transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of relates investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of an Underlying Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Underlying Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Underlying Fund to close out or to liquidate its derivatives positions. In addition, an Underlying Fund’s use of such instruments may cause the Underlying Fund to realize higher amounts of short-term capital gains generally (generally taxed at ordinary income tax rates) than if it had not used such instruments.

Options on Securities and Indices – Certain Underlying Funds may, to the extent specified herein or in the Prospectuses, purchase and sell both put and call options on fixed income or other securities or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

Certain Underlying Funds will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if an Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, in such amount are segregated by its custodian) upon conversion or exchange of other securities held by the Underlying Funds. For a call option on an index, the option is covered if an Underlying Fund maintains with its custodian assets determined to be liquid by an Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, in an amount equal to the contract value of the index. A call option is also covered if an Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Underlying Funds in segregated assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board. A put option on a security or an index is “covered” if the Underlying Fund segregates assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, equal to the exercise price. A put option is also covered if an Underlying Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Underlying Fund in segregated assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board.

If an option written by an Underlying Fund expires unexercised, the Underlying Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by an Underlying Fund expires unexercised, the Underlying Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Underlying Funds desire.

An Underlying Fund may well sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Underlying Funds will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Underlying Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Underlying Funds will realize a capital gain or, if it is less, the Underlying Funds will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Underlying Funds is an asset of the Underlying Funds. The premium received for an option written by the Underlying Funds is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Certain Underlying Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet an Underlying Fund’s immediate obligations. The Underlying Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Underlying Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Risks Associated with Options on Securities and Indices - There are several risks associated with transactions in options on securities and on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Underlying Funds is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Underlying Funds will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when the Underlying Funds seek to close out an option position. If the Underlying Funds were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Underlying Funds were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Underlying Funds forgo, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by the Underlying Funds, the Underlying Funds would not be able to close out the option. If restrictions on exercise were imposed, the Underlying Funds might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Underlying Funds is covered by an option on the same index purchased by the Underlying Funds, movements in the index may result in a loss to the Underlying Funds; however, such losses may be mitigated by changes in the value of the Underlying Fund’s securities during the period the option was outstanding.

Foreign Currency Options – Certain Underlying Funds may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives that purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of the Underlying Funds to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Futures Contracts and Options on Futures Contracts - A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

Certain Underlying Funds may invest in futures contracts and options thereon (“futures options”) including such contracts or options with respect to, but not limited to, interest rates, commodities, and security or commodity indices. To the extent that an Underlying Fund may invest in foreign currency-denominated securities, it may also invest in foreign currency futures contracts and options thereon.

An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indices as well as financial instruments and foreign currencies including: the S&P 500® Composite Stock Price Index (“S&P 500®“); the S&P MidCap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future.

Certain Underlying Funds may purchase and write call and put futures options, as specified for those Underlying Funds in this SAI or the Prospectuses. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

Certain Underlying Funds intend generally to limit their use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Underlying Fund’s securities or the price of the securities, which the Underlying Fund intends to purchase. An Underlying Fund’s hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce an Underlying Fund’s exposure to interest rate fluctuations, the Underlying Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

Certain Underlying Funds will only enter into futures contracts and futures options, which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by an Underlying Fund, the Underlying Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Underlying Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Underlying Fund pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by Underlying Fund but is instead a settlement between Underlying Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark to market its open futures positions.

Certain Underlying Funds are also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by Underlying Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, an Underlying Fund realizes a capital gain, or if it is more, the Underlying Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, Underlying Fund realizes a capital gain, or if it is less, the Underlying Fund realizes a capital loss. The transaction costs must also be included in these calculations.

A covered straddle consists of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Underlying Fund’s immediate obligations. An Underlying Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, an Underlying Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Limitations on Use of Futures and Futures Options—In general, an Underlying Fund intends to enter into positions in futures contracts and related options only for “bona fide hedging” purposes. When purchasing a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, an Underlying Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Underlying Fund.

When purchasing a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance e with procedures established by the Board, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, an Underlying Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Underlying Fund.

When selling a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, that are equal to the market value of the instruments underlying the contract. Alternatively, an Underlying Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting Underlying Fund to purchase the same futures contract at a price no higher than the price of the contract written by an Underlying Fund (or at a higher price if the difference is maintained in liquid assets with the Underlying Fund’s custodian).

When selling a call option on a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, an Underlying Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by an Underlying Fund.

When selling a put option on a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, an Underlying Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Underlying Fund.

To the extent that securities with maturities greater than one year are used to segregate assets to cover an Underlying Fund’s obligations under the futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Underlying Fund’s portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on an Underlying Fund’s portfolio securities. Thus, the use of a longer-term security may require an Underlying Fund to hold offsetting short-term securities to balance the Underlying Fund’s portfolio such that the Underlying Fund’s duration does not exceed the maximum permitted for an Underlying Fund in the prospectuses.

The requirements for qualification as a regulated investment company also may limit the extent to which Underlying Fund may enter into futures, futures options or forward contracts.

Risks Associated with Futures and Futures Options - There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in an Underlying Fund’s securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Future exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential loses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holder of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures or a futures option position, and that an Underlying Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon - Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in an Underlying Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, an Underlying Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when an Underlying Fund writes a dealer option, the Underlying Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Underlying Funds seek to enter into dealer options only with dealers who will agree to and can enter into closing transactions with an Underlying Fund, no assurance exists that an Underlying Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless an Underlying Fund, as a covered dealer/call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, an Underlying Fund may be unable to liquidate a dealer option. With respect to options written by an Underlying Fund, the inability to enter into a closing transaction may result in material losses to an Underlying Fund. For example, because an Underlying Fund must maintain a secured position with respect to any call option on a security it writes, the Underlying Fund may not sell the assets that it has segregated to secure the position while it is obligated under the option. This requirement may impair the Underlying Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

Dealer Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specified to dealer options. While an Underlying Fund might look to a clearing corporation to exercise exchange-traded options, if the Underlying Fund purchases a dealer option it must rely on the selling dealer to perform if the Underlying Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by an Underlying Fund as well as loss of the expected benefit of the transaction.

The staff of the SEC takes the position that purchased dealer options are illiquid securities. An Underlying Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Underlying Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With the exception, however, that an Underlying Fund will treat dealer options as subject to the Underlying Fund’s limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, an Underlying Funds will change their treatment of such instruments accordingly.

Financial Futures Contracts And Related Options. Financial futures contracts and related options may be used to hedge against changes in the market value of portfolio securities or securities intended to be purchased. An Underlying Fund could purchase a financial futures contract (such as an interest rate futures contract or securities index futures contract) to protect against a decline in the value of its portfolio or to gain exposure to securities which Underlying Fund otherwise wishes to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges — long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in the Underlying Fund’s portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities that the Underlying Funds may wish to purchase in the future by purchasing futures contracts.

Financial futures contracts, which are traded on a recognized exchange or board of trade, may be used. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the S&P 500® and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.

An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and short position if the option is a put) at a specified exercise price at any time during the period of the option.

In contrast to the situation when an Underlying Fund purchases or sells a security, no security is delivered or received by Underlying Fund upon the purchase or sale of a financial futures contract. Initially, the Underlying Fund will be required to segregate with its custodian bank an amount of cash and/or liquid assets. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U. S. government securities or other appropriate high-grade securities equal to the market value of the futures contract minus the Underlying Fund’s initial margin deposit with respect thereto will be segregated with the Underlying Fund’s custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which the Underlying Fund may enter into financial futures contracts and related options may also be limited by the requirements of the Code for qualification as a regulated investment company.

The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

The Underlying Funds will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those that would apply to purchases and sales of securities directly.

Limitations and Risks on Futures Contracts and Related Options

The purchase of options involves certain risks. If a put option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the Underlying Fund will lose its entire investment in the option. Also, where a put option is purchased to hedge against price movements in a particular security, the price of the put option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, an Underlying Fund may be unable to close out a position. Positions in futures contracts and related options may be closed out only on an exchange that provides a secondary market for such contracts or options. An Underlying Fund will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements, the Underlying Fund would continue to be required to make daily margin payments. In this situation, if the Underlying Fund has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, the Underlying Fund may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Underlying Fund’s ability to hedge its portfolio effectively.

There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger’s opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause the Underlying Funds to incur additional brokerage commissions and may cause an increase in the Underlying Fund’s portfolio turnover rate. The successful use of futures contracts and related options also depends on the ability of the Adviser or Sub-Adviser to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by an Underlying Fund or such prices move in a direction opposite to that anticipated, the Underlying Fund may realize a loss on the hedging transaction that is not offset by an increase in the value of its portfolio securities. As a result, the return of the Underlying Fund for the period may be less than if it had not engaged in the hedging transaction.

The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities that are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, an Underlying Fund will experience a gain or loss that will not be completely offset by movements in the price of the securities. It is possible that, where an Underlying Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Underlying Fund’s portfolio may decline. If this occurred, the Underlying Fund would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before the Underlying Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Underlying Fund then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Underlying Fund will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such a case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful transaction.

Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for an Underlying Fund because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to an Underlying Fund while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

Foreign Currency Futures Contracts. Foreign currency future contracts may be used for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time. A public market exists in futures contracts covering several foreign currencies, including the Australian dollar, the Canadian dollar, the British pound, the Japanese yen, the Swiss franc, and certain multinational currencies such as the European Euro. Other foreign currency futures contracts are likely to be developed and traded in the future.

Foreign Currency Options.

A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Underlying Funds use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or “strike”) prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of the Underlying Funds to reduce foreign currency risk using such options.

As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Underlying Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to an Underlying Fund’s position, the Underlying Fund may forfeit the entire amount of the premium plus related transaction costs.

Forward Currency Contracts

Forward currency contracts are entered into in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

Over the Counter Options

Over-the-counter options (“OTC Options”) and the assets used as cover for written OTC Options are illiquid securities. An Underlying Fund will write OTC Options only with primary U.S. government securities dealers recognized by the Board of Governors of the Federal Reserve System or member banks of the Federal Reserve System (“primary dealers”). In connection with these special arrangements, an Underlying Fund intends to establish standards for the creditworthiness of the primary dealers with which it may enter into OTC Option contracts and those standard, as modified from time to time, will be implemented and monitored by the Underlying Fund’s adviser or sub-adviser. Under these special arrangements, an Underlying Fund will enter into contracts with primary dealers that provide that the Underlying Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but that in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on multiple of the premium received by an Underlying Fund for writing the option, plus the amount, if any, by which the options is “in-the-money.” The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written “out-of-the-money.” “Strike price” refers to the price at which an option will be exercised. “Cover Assets” refers to the amount of cash, liquid assets or high quality debt instruments that must be segregated to collateralize the value of the futures contracts written by an Underlying Fund. Under such circumstances, an Underlying Fund will treat as illiquid that amount of the cover assets equal to the amount by which the formula price for the repurchase of the option is greater than the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is “in-the-money”). Although each agreement will provide that an Underlying Fund’s repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written. Therefore, an Underlying Fund might pay more to repurchase the OTC Option contract than the Underlying Fund would pay to close out a similar exchange traded option.

Purchasing Options

Purchasing Put and Call Options. Put and call options are derivative securities traded on United States and foreign exchanges, including the American Stock Exchange, Chicago Board Options Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and NYSE. Except as indicated in “Non-Hedging Strategic Transactions,” the Underlying Funds may engage in trading of such derivative securities exclusively for hedging purposes.

If a put option is purchased, the Underlying Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when the Adviser or Sub-Adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Underlying Fund holds a stock which the Adviser or Sub-Adviser believes has strong fundamentals, but for some reason may be weak in the near term, the Underlying Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Underlying Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date the Underlying Fund exercises the put, less transaction costs, is the amount by which the Underlying Fund hedges against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price the Underlying Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the premium paid for the put option less any amount for which the put may be sold reduces the profit the Underlying Fund realizes on the sale of the securities.

If a call option is purchased, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Underlying Fund has a short position in the underlying security and the security thereafter increases in price. The Underlying Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If an Underlying Fund purchases the call option to hedge a short position in the underlying security and the price of the underlying security thereafter falls, the premium paid for the call option less any amount for which such option may be sold reduces the profit the Underlying Fund realizes on the cover of the short position in the security.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. The Underlying Funds generally will purchase only those options for which the Adviser or Sub-Adviser believes there is an active secondary market to facilitate closing transactions.

Stock Index Options

Stock Index options include put and call options with respect to the Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index and other stock indices. These may be purchased as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of an Underlying Fund.

The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether an Underlying Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by an Underlying Fund of options on a stock index depends on the Underlying Fund’s adviser’s or sub-adviser’s ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, an Underlying Fund could be unable to close out options, which it had purchased, and if restrictions on exercise were imposed, the Underlying Fund might be unable to exercise an option it holds, which could result in substantial losses to the Underlying Fund. The Underlying Funds purchase put or call options only with respect to an index which the Underlying Fund’s adviser or sub-adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

Straddles

A Straddle, which may be used for hedging purposes, is a combination of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of an Underlying Fund’s overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Warrants

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of an Underlying Fund’s entire investment therein).

Put and call index warrants are instruments whose values vary depending on the change in the value of one or more specified securities indices (“Index Warrants”). Index Warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer, based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the Index Warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If an Underlying Fund were not to exercise an Index Warrant prior to its expiration, then the Underlying Fund would lose the amount of the purchase price paid by it for the warrant. Certain Underlying Funds will normally use Index Warrants in a manner similar to their use of options on securities indices. The risks of using Index Warrants are generally similar to those relating to its use of index options. Unlike most index options, however, Index Warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, Index Warrants generally have longer terms than index options. Index Warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of Index Warrants may limit an Underlying Fund’s ability to exercise the warrants at such time, or in such quantities, as the Underlying Fund would otherwise wish to do.

Writing Options

Covered call options are considered “covered” if an Underlying Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit an Underlying Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Underlying Fund. If the Underlying Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security. An Underlying Fund realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. An Underlying Fund realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Underlying Fund generally offsets, in whole or in part, any loss to the Underlying Fund resulting from the repurchase of a call option.

Risks of Investing in Options on Securities and Indices

There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class of series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which an Underlying Fund may enter into options transactions may be limited by the Code requirements for qualification of the Underlying Fund as a regulated investment company. See “Dividends, Distributions and Taxes.”

In addition, foreign option exchanges do not afford to participants many of the protections available in U. S. option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an Underlying Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See “Dealer Options” above.

Index-, Currency- and Equity-Linked Securities

“Indexed Linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500® Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. They may also invest in “equity-linked” and “currency-linked” debt securities. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index and currency-linked securities are derivative instruments that may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by an Underlying Fund’s adviser or sub-adviser. Markets, underlying securities and indices may move in a direction that was not anticipated by the Underlying Fund’s adviser or sub-adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad. Certain derivative instruments may be illiquid. See “Restricted and Illiquid Securities” below.

Initial Public Offerings (“IPOs”).

IPOs occur when a company first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.

Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, an Underlying Fund’s adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Underlying Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to an Underlying Fund’s shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on an Underlying Fund’s performance when the Underlying Fund’s asset base is small. Consequently, IPOs may constitute a significant portion of the Underlying Funds’ returns particularly when the Underlying Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of an Underlying Fund’s assets as it increases in size and, therefore, have a more limited effect on the Underlying Fund’s performance.

There can be no assurance that IPOs will continue to be available for the Underlying Funds to purchase. The number or quality of IPOs available for purchase by the Underlying Funds may vary, decrease or entirely disappear. In some cases, the Underlying Funds may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Underlying Funds to realize a profit.

Loan Participation and Assignments

An Underlying Fund’s investment in loan participations typically will result in the Underlying Fund having a contractual relationship only with the lender and not with the borrower. An Underlying Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participation, an Underlying Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and the Underlying Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Underlying Fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, an Underlying Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When an Underlying Fund purchases a loan assignment from lenders, it will acquire direct rights against the borrowers on the loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by an Underlying Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning lender. Because there is no liquid market for such securities, an Underlying Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and an Underlying Fund’s ability to dispose of particular assignments or participation when necessary to meet redemption of Underlying Fund shares, to meet the Underlying Fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participation also may make it more difficult for the Underlying Fund to value these securities for purposes of calculating its net asset value.

Other Investment Companies

An Investment Company is a company engaged in the business of pooling investors’ money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When an Underlying Fund invests in other investment companies, shareholders of the Underlying Fund bear their proportionate share of the investment companies’ fees and expenses.

Exchange-Traded Funds (“ETFs”). An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are on exchanges and traded similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF’s underlying securities. Additionally, if an Underlying Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Underlying Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, when an Underlying Fund invests in ETFs, shareholders of the Underlying Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Holding Company Depositary Receipts (“HOLDRs”). HOLDRs are trust-issued receipts that represent an Underlying Fund’s beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, an Underlying Fund’s investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

Senior Loans

The Underlying Funds may invest in investment companies that invest primarily in interests in variable or floating rate loans or notes (“Senior Loans”). Senior Loans, in most circumstances, are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower. Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of an Underlying Fund’s assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.

Senior Loans usually include restrictive covenants that must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower. Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests, while having a stated one to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.

Credit Risk. Information about interests in Senior Loans generally is not in the public domain, and interests are generally not currently rated by any nationally recognized rating service. Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments. Issuers of Senior Loans generally have either issued debt securities that are rate lower than investment grade, or, if they had issued debt securities, such debt securities would likely be rated lower than investment grade. However, unlike other types of debt securities, Senior Loans are generally fully collateralized.

In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of the dividends. In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.

Collateral. Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets. In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loans. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be under-collateralized.

Limited Secondary Market. Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, Senior Loans may be illiquid. In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment. These consent requirements may delay or impede an Underlying Fund’s ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Market quotations may not be available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.

Hybrid Loans. The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized (“Hybrid Loans”). With Hybrid Loans, an Underlying Fund may not possess a senior claim to all of the collateral securing the Hybrid Loan. Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders’ interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because an investment company’s security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.

Subordinated and Unsecured Loans. The primary risk arising in connection with subordinated loans is that because the holder’s interested in subordinated, there is the potential for loss in the event of default by the issuer of the loans. Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower’s assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.

Private Funds

Private Underlying Funds include U.S. or foreign private limited partnerships or other investment funds are referred to herein as Private Funds (“Private Funds”). Investments in Private Funds may be highly speculative and volatile. Because Private Funds generally are investment companies for purposes of the 1940 Act, an Underlying Fund’s ability to invest in them will be limited. In addition, Portfolio shareholders will remain subject to the Underlying Funds’ expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of an Underlying Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the Underlying Fund’s entire investment in the Private Fund.

Private Funds include a variety of pooled investments. Generally, these pooled investments are structured as a trust, a special purpose vehicle, and are exempted from registration under the 1940 Act. As an investor, an Underlying Fund owns a proportionate share of the trust. Typically, the trust does not employ a professional investment manager. Instead, the pooled investment tracks some index by investing in the issuers or securities that comprise the index. An Underlying Fund receives a stream of cash flows in the form of interest payments from the underlying assets. However, some pooled investments may not dispose of the underlying securities regardless of the adverse events affecting the issuers depending on the investment strategy utilized. In this type of strategy, the pooled investment continues to hold the underlying securities as long as the issuers of the securities remain members of the tracked index.

The pooled investments allow an Underlying Fund to synchronize the receipt of interest and principal payments and also, diversify some of the risks involved with investing in fixed-income securities. Because the trust holds securities of many issuers, the default of a few issuers would not impact the Portfolio significantly. However, an Underlying Fund bears any expenses incurred by the trust. In addition, an Underlying Fund assumes the liquidity risks generally associated the privately offered pooled investments.

Pooled investments that are structured as a trust contain many similarities to Private Funds that are structured as limited partnerships. The primary difference between the trust and the limited partnership structure is the redemption of the ownership interest. Typically, the ownership interests in a typical Private Fund are redeemable only by the general partners and thus, are restricted from transferring from one party to another. Conversely, the ownership interests in the trust are generally not redeemable by the trust, except under certain circumstances, and are transferable among the general public for publicly offered securities and “qualified purchasers” or “qualified institutional buyers” for privately offered securities.

An Underlying Fund cannot assure that it can achieve better results by investing in a pooled investment versus investing directly in the individual underlying assets.

Private Funds also include investments in certain structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of an Underlying Fund’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structure securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex fixed-income investments.

Real Estate Securities

The Underlying Funds in real estate securities include investment in Real Estate Investment Trusts (“REITs”) and other Real Estate Operating Companies (“REOCs”). A REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. A REIT is a corporation or business trust that meets the definitional requirements of the Code. Investing in REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although an Underlying Fund will not invest directly in real estate, an Underlying Fund may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; changes in interest rates; and acts of terrorism, war or other acts of violence. To the extent that assets underlying the REITs’ investments are concentrated geographically, by property type or in certain other respects, the REITs may subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self- liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. In addition, the value of such securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities owned by the Underlying Funds. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest or to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

Restricted and Illiquid Securities

Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when the adviser or a sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of an Underlying Fund’s liquidity. Further, the lack of an established secondary market it may make it more difficult to value illiquid securities, requiring an Underlying Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that an Underlying Fund could realize upon disposition.

Because of the nature of these securities, a considerable period of time may elapse between an Underlying Fund’s decision to dispose of these securities and the time when an Underlying Fund is able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by pursuant to Rule 144A) may be negotiated at the time such securities are purchased by an Underlying Fund. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when an Underlying Fund would be permitted to sell them. Thus, an Underlying

Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. An Underlying Fund may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by an Underlying Fund at a time when such resale would be desirable. Securities that are not readily marketable will be valued by aan Underlying Fund in good faith pursuant to procedures adopted by the Portfolios’ Board of Directors.

Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as “qualified institutional buyers,” and under an Underlying Fund’s procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets. The Underlying Funds may not invest more than 15% of their net assets in illiquid securities, measured at the time of investment. Each Underlying Fund will adhere to a more restrictive investment limitation on its investments in illiquid or restricted securities as required by the securities laws of those jurisdictions where shares of the Underlying Funds are registered for sale.

Securities of Companies with Limited Operating Histories

The Underlying Funds consider securities of companies with limited operating histories to be securities of companies with a record of less than three years’ continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as “unseasoned issuers.”) These companies by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature companies.

To Be Announced Sale Commitments

To Be Announced (“TBA”) sale involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. An Underlying Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an Underlying Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss of the commitment without regard to any unrealized gain or loss on the underlying security. If an Underlying Fund delivers securities under the commitment, the Underlying Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

Zero Coupon and Pay-In-Kind Securities

The Underlying Funds may invest in zero coupon securities. Zero coupon, or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the “cash payment date”) and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon and delayed interest securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires holders of zero coupon securities to report as interest income each year the portion of the original issue discount on such securities (other than tax-exempt original issue discount from a zero coupon security) that accrues that year, even though the holders receive no cash payments of interest during the year.

The Underlying Funds may also invest in pay-in-kind securities. Pay-in-kind securities are securities that pay interest or dividends through the issuance of additional securities. An Underlying Fund will be required to report as income annual inclusions of original issue discount over the life of such securities as if it were paid on a current basis, although no cash interest or dividend payments are received by the Underlying Funds until the cash payment date or the securities mature. Under certain circumstances, the Underlying Funds could also be required to include accrued market discount or capital gain with respect to its pay-in-kind securities.

The risks associated with lower rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, the Underlying Fund may realize no return on its investment, because these securities do not pay cash interest.

INVESTMENT TECHNIQUES

Borrowing

The Underlying Funds may borrow from banks. If an Underlying Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If an Underlying Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, each Underlying Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Underlying Fund’s holdings may be disadvantageous from an investment standpoint.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the portfolio securities or an Underlying Fund’s net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Portfolio Hedging

Hedging against changes in financial markets, currency rates and interest rates may be utilized. One form of hedging is with “derivatives.” Derivatives (as described above) are instruments whose value is linked to, or derived from, another instrument, like an index or a commodity. Hedging transactions involve certain risks. Although the Underlying Funds may benefit from hedging, unanticipated changes in interest rates or securities prices may result in greater losses for the Underlying Funds than if they did not hedge. If the Underlying Funds do not correctly predict a hedge, it may lose money. In addition, the Underlying Funds pay commissions and other costs in connection with hedging transactions.

Risks Associated With Hedging Transactions. Hedging transactions have special risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, to the extent the adviser’s or sub-adviser’s view as to certain market movements is incorrect, the risk that the use of a hedging transaction could result in losses greater than if it had not been used. Use of call options could result in losses to the Underlying Fund, force the sale or purchase of portfolio securities at inopportune times or for prices lower than current market values, or cause the Underlying Fund to hold a security it might otherwise sell.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to an Underlying Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Underlying Fund is engaging in portfolio hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to the Underlying Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

In addition, the Underlying Fund pays commissions and other costs in connection with such investments. Losses resulting from the use of hedging transactions will reduce the Underlying Fund’s net asset value, and possibly income, and the losses can be greater than if hedging transactions had not been used.

Risks of Hedging Transactions Outside the United States. When conducted outside the U.S., hedging transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and will be subject to the risk of government actions affecting trading in, or the price of, foreign securities, currencies and other instruments. The value of positions taken as part of non-U.S. hedging transactions also could be adversely affected by: (1) other complex foreign political, legal and economic factors; (2) lesser availability of data on which to make trading decisions than in the U.S.; (3) delays in the Underlying Funds’ ability to act upon economic events occurring in foreign markets during non-business hours in the U.S.; (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S.; and (5) lower trading volume and liquidity.

Non-Hedging Strategic Transactions. An Underlying Fund’s options, futures and swap transactions will generally be entered into for hedging purposes — to protect against possible changes in the market values of securities held in or to be purchased for the Underlying Fund’s portfolio resulting from securities markets, currency or interest rate fluctuations, to protect the Underlying Fund’s unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Underlying Fund’s portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities. Each Underlying Fund’s (except [ING Index Plus International Equity Fund]) net loss exposure resulting from transactions entered into for each purposes will not exceed 5% of the Underlying Fund’s net assets at any one time and, to the extent necessary, the Underlying Fund will close out transactions in order to comply with this limitation. Such transactions are subject to the limitations described above under “Options,” “Futures Contracts,” and “Interest Rate and Currency Swaps.”

Lending of Portfolio Securities

Loans of portfolio securities earn income for the Underlying Funds are collateralized by cash, cash equivalents or U.S. government securities. An Underlying Fund might experience a loss if the financial institution defaults on the loan. The borrower at all times during the loan must maintain with the Underlying Funds cash or cash equivalent collateral or provide to the Underlying Funds an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Underlying Funds any interest paid on such securities, and the Underlying Funds may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Underlying Funds or the borrower at any time. The Underlying Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

Repurchase Agreements

Repurchase agreements may be utilized [by the Underlying Funds] with respect to their portfolio securities. Such agreements may be considered to be loans by the Underlying Funds for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, an Underlying Fund acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller’s agreement to repurchase and the Underlying Fund’s agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by an Underlying Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Underlying Fund’s adviser or sub-adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the Underlying Fund’s custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, an Underlying Fund holding the repurchase agreement will suffer a loss to a extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause an Underlying Fund’s rights with respect to such securities to be delayed or limited. To mitigate this risk, each Underlying Fund may only enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors’ rights against the counterparty under applicable insolvency law in the event of the counterparty’s insolvency.

The Underlying Funds treat any securities subject to restrictions on repatriation for more than seven days, and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit, as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the 1933 Act and that, subject to the review by the Board and guidelines adopted by the Board, the Adviser has determined to be liquid.

Reverse Repurchase Agreements and Dollar-Roll Transactions

Reverse repurchase agreement transactions involve the sale of U.S. government securities held by an Underlying Fund, with an agreement that the Underlying Fund will repurchase such securities at an agreed upon price and date. An Underlying Fund will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions. At the time it enters into a reverse repurchase agreement, an Underlying Fund will place in a segregated custodial account cash, liquid assets and/or high quality debt instruments having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of an Underlying Fund’s total assets. Under the 1940 Act, an Underlying Fund is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Underlying Fund’s holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the portfolio securities or the Underlying Fund’s net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

In order to enhance portfolio returns and manage prepayment risks, certain Underlying Funds may engage in dollar-roll transactions with respect to mortgage securities issued by GNMA, FNMA, and FHLMC. In a dollar roll transaction, an Underlying Fund sells a mortgage security held in the portfolio to a financial institutional such as bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and the repurchase, an Underlying Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for an Underlying Fund exceeding the yield on the sold security. When an Underlying Fund enters into a dollar-roll transaction, cash, liquid assets and/or high quality debt instruments of the Underlying Fund, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date. These securities are marked daily and are maintained until the transaction is settled.

Whether a reverse purchase agreement or dollar-roll transaction produces a gain for an Underlying Fund depends upon the “costs of the agreements” (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or “substantially the same” security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then an Underlying Fund’s net asset value will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar-roll transactions, as leveraging techniques, may increase an Underlying Fund’s yield in the manner described above; however, such transactions also increase an Underlying Fund’s risk of loss and may result in the shareholder’s loss of principal.

Swap Agreements and Options on Swap Agreements. Swap transactions, include, but are not limited to, swap agreements on interest rates, security or commodity indices, specific securities and commodities, credit default swaps and event-linked swaps. To the extent an Underlying Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. An Underlying Fund may also enter into options on swap agreements (“swap options”).

An Underlying Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities an Underlying Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum levels. Consistent with an Underlying Fund’s investment objectives and general investment policies, certain of the Underlying Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, an Underlying Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, an Underlying Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, an Underlying Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, an Underlying Fund may be required to pay a higher fee at each swap reset date.

An Underlying Fund may enter into credit swap agreements. The “buyer” in a credit contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. An Underlying Fund may be either the buyer or seller in a credit default swap transaction. If an Underlying Fund is a buyer and no event of default occurs, the Underlying Fund will lose its investment and recover nothing. However, if an event of default occurs, an Underlying Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, an Underlying Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if an Underlying Fund had invested in the reference obligation directly.

A swap option is a great contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Underlying Fund may engage in swaps may write (sell) and purchase put and call swap options.

Most swap agreements entered into by the Underlying Funds involve calculating the obligations of the parties to the agreement on a “net basis.” Consequently, an Underlying Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). An Underlying Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Underlying Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, to avoid any potential leveraging of the Underlying Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Underlying Fund’s investment restriction concerning senior securities.

Whether an Underlying Fund’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the Underlying Fund’s adviser or sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they generally have terms of greater than seven days, swap agreements generally are considered to be illiquid. Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Underlying Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Underlying Funds’ repurchase agreement guidelines). Certain restrictions imposed on the Underlying Funds by the Code may limit the Underlying Funds’ ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, an Underlying Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When an Underlying Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when an Underlying Fund writes a swap option, upon exercise of the option the Underlying will become obligated to make payments according to the terms of the underlying agreement.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which include the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commissions merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions foe swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent an Underlying Fund invests in these securities, however, the Underlying Fund’s adviser or sub-adviser analyzes these securities in its overall assessment of the effective duration of the Underlying Fund’s portfolio in an effort to monitor the Underlying Fund’s interest rate risk.

Securities, Interest Rate and Currency Swaps

Securities Swaps. Securities swaps, a technique primarily used to indirectly participate in the securities market of a country from which an Underlying Fund would otherwise be precluded for lack of an established securities custody and safekeeping system. The Underlying Fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Underlying Fund pays or receives cash from the broker equal to the change in the value of the underlying security.

Interest and Currency Swaps. Interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors may be used, as well as entering into currency swap cap transactions. An interest rate or currency swap involves an agreement between an Underlying Fund and another party to exchange payments calculated as if they were interest on a specified (“notional”) principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level. An Underlying Fund usually enters into such transactions on a “net” basis, with the Underlying Fund receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of the excess, if any, of an Underlying Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Underlying Fund’s custodian. If an Underlying Fund enters into a swap on other than a net basis, or sells caps or floors, the Underlying Fund maintains a segregated account in the full amount accrued on a daily basis of the Underlying Fund’s obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Commission.

An Underlying Fund will not enter into any of these derivative transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least “high quality” at the time of purchase by at least one of the established rating agencies (e.g., AAA or AA by S&P). The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, and the Adviser or Sub-Adviser has determined that the swap market has become relatively liquid. Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that the Underlying Fund is contractually obligated to make or receive. Caps and floors are more recent innovations for which standardized documentation has not yet been developed; accordingly, they are less liquid than swaps. Caps and floors purchased by a Underlying Fund are considered to be illiquid assets.

Interest Rate Swaps. As indicated above, an interest rate swap is a contract between two entities (“counterparties”) to exchange interest payments (of the same currency) between the parties. In the most common interest rate swap structure; one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the “notional principal amount.” In most such transactions, the floating rate payments are tied to the LIBOR, which is the offered rate for short-term Eurodollar deposits between major international banks. As there is no exchange of principal amounts, an interest rate swap is not an investment or a borrowing.

Cross-Currency Swaps. A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); an exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.

Swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to a swap option is said to own a call.

Caps and Floors. Interest rate caps and floors and currency swap cap transactions. An interest rate cap is a right to receive periodic cash payments over the life of the cap equal to the difference between any higher actual level of interest rates in the future and a specified strike (or “cap”) level. The cap buyer purchases protection for a floating rate move above the strike. An interest rate floor is the right to receive periodic cash payments over the life of the floor equal to the difference between any lower actual level of interest rates in the future and a specified strike (or “floor”) level. The floor buyer purchases protection for a floating rate move below the strike. The strikes are typically based on the three-month LIBOR (although other indices are available) and are measured quarterly. Rights arising pursuant to both caps and floors are exercised automatically if the strike is in the money. Caps and floors eliminate the risk that the buyer fails to exercise an in-the-money option.

Risks Associated with Swaps, Caps and Floors

The risks associated with interest rate and currency swaps and interest rate caps and floors are similar to those described above with respect to dealer options. In connection with such transactions, an Underlying Fund relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the Underlying Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Underlying Fund might be unable to obtain its expected benefit. In addition, while certain Underlying Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Underlying Fund, there can be no assurance that an Underlying Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair an Underlying Fund’s ability to enter into other transactions at a time when doing so might be advantageous.

Short Sales

An Underlying Fund may make a short sale of securities it already owns or have the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales “against the box”). In a short sale that is not “against the box,” an Underlying Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Underlying Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Underlying Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Underlying Fund is said to have a “short position” in the securities sold until it delivers them to the broker. The period during which the Underlying Fund has a short position can range from one day to more than a year. Until the

Underlying Fund replaces the security, the proceeds of the short sale are retained by the broker, and the Underlying Fund must pay to the broker a negotiated portion of any dividends or interest, which accrue during the period of the loan. To meet current margin requirements, the Underlying Fund must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within ninety (90) days without restriction other than the payment of money).

Short sales by an Underlying Fund that are not made “against the box” create opportunities to increase the Underlying Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Underlying Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Underlying Fund’s net asset value per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Underlying Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although an Underlying Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Underlying Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If an Underlying Fund makes a short sale “against the box,” the Underlying Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, an Underlying Fund will deposit in escrow in a separate account with the Underlying Fund’s custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Underlying Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Underlying Fund, because the Underlying Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

An Underlying Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the adviser or sub-adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Underlying Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Underlying Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Underlying Fund owns, either directly or indirectly, and, in the case where the Underlying Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

In the view of the Commission, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless the Portfolio’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. Each Underlying Fund will comply with these requirements. In addition, as a matter of policy, the Underlying Funds’ Board has determined that no Underlying Fund will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Underlying Fund’s total assets, taken at market value.

The extent to which an Underlying Fund may enter into short sales transactions may be limited by the Code requirements for qualification of the Underlying Fund as a regulated investment company. See “Dividends, Distributions and Taxes.”

Temporary Defensive and Other Short-Term Positions

Investing in certain short-term, high-quality debt instruments and in U.S. government securities is done for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) pending the Adviser’s or Sub-Adviser’s ability to invest cash inflows; (iii) to permit the Underlying Fund to meet redemption requests; and (iv) for temporary defensive purposes. An Underlying Fund for which the investment objective is capital appreciation may also invest in such securities if the Underlying Fund’s assets are insufficient for effective investment in equities.

Although it is expected that each Underlying Fund will normally be invested consistent with its investment objectives and policies, the short-term instruments in which an Underlying Fund may invest include: (i) short-term obligations of the U.S. Government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; and (v) repurchase agreements. When investing for the purposes indicated above, the Underlying Funds will normally invest in short-term instruments that do not have a maturity of greater than one year. To the extent an Underlying Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

When-Issued Securities and Delayed-Delivery Securities

In order to secure prices or yields deemed advantageous at the time the Underlying Funds may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The Underlying Funds may also enter into forward commitments. The Underlying Funds will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Underlying Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of the securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. Each Underlying Fund will segregate on its books or those of its custodian assets consisting of cash, liquid assets and/or higher quality debt instruments in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be “marked to market” daily. Each Underlying Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Underlying Fund may sell these securities before the settlement date if deemed an advisable investment strategy. In these cases, an Underlying Fund may realize a capital gain or loss. When an Underlying Fund engages in when-issued, forward commitment, and delayed delivery transactions, it relies on the other party to consummate the trade. Failure to do so may result in an Underlying Fund’s incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

When the time comes to pay for the securities acquired on a delayed-delivery basis, an Underlying Fund will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Underlying Fund’s payment obligation). Depending on market conditions, the Underlying Funds could experience fluctuations in share price as a result of delayed-delivery or when-issued purchases.

Portfolio Turnover

A change in securities held in the portfolio of a Portfolio is known as “portfolio turnover” and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolios. Each Portfolio’s historical turnover rates are included in the Financial Highlights tables in the Prospectuses.

DIRECTORS AND OFFICERS

Management of the Company

Set forth in the table below is information about each Director of the Company and the Portfolios.

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(2)	Other Board Memberships held by Director
Directors who are “Non-Interested Persons”

Albert E. DePrince, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 66	Director	June 1998 – Present	Professor of Economics and Finance, Middle Tennessee State University (August 1991 – Present).	[ ]	Executive Committee, Academy of Economics and Finance (February 2007 – Present).

Maria Teresa Fighetti 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 63	Director	April 1994 – Present	Retired. Formerly, Associate Commissioner/Attorney, New York City Department of Mental Health (June 1973 – October 2002).	[ ]	None.

Sidney Koch 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 72	Director	April 1994 – Present	Self-Employed Consultant (June 2000 – Present).	[ ]	None.

Corine T. Norgaard 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 69	Director	June 1991 – Present	Retired. Formerly, President, Thompson Enterprises (September 2004 – September 2005); and Dean of the Barney School of Business, University of Hartford (August 1996 – June 2004).	[ ]	Mass Mutual Corporate and Participation Investors (April 1997 – Present); Mass Mutual Premier Series (December 2004 – Present); and Mass Mutual MML Series II (December 2005 – Present).

Edward T. O’Dell 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 71	Director	June 2002 – Present	Retired.	[ ]	None.

Joseph E. Obermeyer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Director	January 2003 – Present	President, Obermeyer & Associates, Inc. (November 1999 – Present).	[ ]	None.

Russell Jones 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 63	Director	November 2007 – Present	Senior Vice President, Chief Investment Officer and Treasurer, Kaman Corporation, 1973 – Present.	[ ]	None.

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(2)		Other Board Memberships held by Director
Directors who are “Interested Persons”
Shaun P. Mathews(3)				[	]
Fredric (Rick) A. Nelson(4)				[	]

(1)	Directors serve until their successors are duly elected and qualified.

(2)	For the purposes of this table, “Fund Complex” means the following investment companies: ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolios, Inc.; ING GET Fund; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc. and ING Series Fund, Inc.

(3)	Mr. Mathews also oversees [ ].

(4)	Mr. Nelson is an “Interested Person” due to [ ].

Officers

Information about the Company’s Officers are set forth in the table below:

Name, Address and Age	Position Held with the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Last Five Years

Shaun P. Mathews 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	President and Chief Executive Officer	December 2006 – Present	President and Chief Executive Officer, ING Investments, LLC(2) and ING Funds Services, LLC(3) (December 2006 – Present); and Head of ING USFS Mutual Funds and Investment Products (October 2004 – Present). Formerly, CMO, ING USFS (April 2002 – October 2004); and Head of Rollover/Payout (October 2001 – December 2003).

Michael J. Roland 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 48	Executive Vice President	April 2002 – Present	Head of Mutual Fund Platform (February 2007 – Present); and Executive Vice President ING Investments, LLC(2) and ING Funds Services, LLC(3) (December 2001 – Present). Formerly, Head of Product Management (January 2005 – January 2007); Chief Compliance Officer, ING Investments, LLC(2) and Directed Services, LLC(4) (October 2004 – December 2005); Chief Financial Officer and Treasurer, ING Investments, LLC(2) (December 2001 – March 2005); and Senior Vice President, ING Investments, LLC(2) (June 1998 – December 2001).

Stanley D. Vyner 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 56	Executive Vice President	March 2002 – Present	Executive Vice President, ING Investments, LLC(2) (July 2000 – Present); and Chief Investment Risk Officer, ING Investments, LLC (January 2003 – Present). Formerly, Chief Investment Officer of International Investments (August 2000 – January 2003).

Joseph M. O’Donnell 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	Chief Compliance Officer Executive Vice President	November 2004 – Present March 2006 – Present	Chief Compliance Officer of the ING Funds (November 2004 – Present); and ING Investments, LLC(2) and Directed Services, LLC(4) (March 2006 – Present); and Executive Vice President of the ING Funds (March 2006 – Present). Formerly, Chief Compliance Officer of ING Life Insurance and Annuity Company (March 2006 – December 2006); Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 – October 2004); and Chief Operating Officer and General Counsel of Matthews International Capital Management LLC and Vice President and Secretary of Matthews International Funds (August 1999 – May 2001).

Todd Modic 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 39	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 – Present	Senior Vice President, ING Funds Services, LLC(3) (April 2005 – Present). Formerly, Vice President, ING Funds Services, LLC(3) (September 2002 – March 2005); and Director of Financial Reporting, ING Investments, LLC(2) (March 2001 – September 2002).

Ernest J. C’DeBaca 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 37	Senior Vice President	June 2006 – Present	Senior Vice President, ING Investments, LLC(2) (December 2006 – Present); and ING Funds Services, LLC(3) (April 2006 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (January 2004 – March 2006); and Attorney–Adviser, U.S. Securities and Exchange Commission (May 2001 – December 2003).

Name, Address and Age	Position Held with the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Last Five Years

Robert Terris 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 36	Senior Vice President	June 2006 – Present	Senior Vice President, Head of Division Operations, ING Funds (May 2006 – Present), and Vice President, Head of Division Operations, ING Funds Services, LLC(3) (March 2006 – Present). Formerly, Vice President of Administration, ING Funds Services, LLC(3) (October 2001 – March 2006).

Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 42	Senior Vice President	December 2003 – Present	Senior Vice President, ING Investments, LLC(2) (October 2003 – Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC(2) (January 2001 – October 2003).

Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 39	Vice President and Treasurer	March 2002 – Present	Vice President and Treasurer, ING Funds Services, LLC(3) (October 2001 – Present) and ING Investments, LLC(2) (August 1997 – Present).

Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Vice President	March 2003 – Present	Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(5) (July 1995 – Present); and Vice President, ING Investments, LLC(2) (February 1996 – Present); and Director of Compliance, ING Investments, LLC(2) (October 2004 – Present). Formerly, Chief Compliance Officer, ING Investments, LLC(2) (October 2001 – October 2004).

Maria M. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 48	Vice President	September 2004 – Present	Vice President, ING Funds Services, LLC(3) (September 2004 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (October 2001 – September 2004); and Manager of Fund Accounting and Fund Compliance, ING Investments, LLC(2) (September 1999 – October 2001).

Denise Lewis 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Vice President	April 2007 – Present	Vice President, ING Funds Services, LLC (December 2006 – Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 – December 2006); and Vice President, Wells Fargo Funds Management, LLC (December 2000 – August 2003).

Kimberly K. Palmer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Vice President	March 2006 – Present	Vice President, ING Funds Services, LLC(3) (March 2006 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (August 2004 – March 2006); Manager, Registration Statements, ING Funds Services, LLC(3) (May 2003 – August 2004); Associate Partner, AMVESCAP PLC (October 2000 – May 2003); and Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 – May 2003).

Susan P. Kinens 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 30	Assistant Vice President	March 2003 – Present	Assistant Vice President, ING Funds Services, LLC(3) (December 2002 – Present); and has held various other positions with ING Funds Services, LLC for more than the last five years.

Theresa K. Kelety 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Secretary	September 2003 – Present	Counsel, ING Americas, U.S. Legal Services (April 2003 – Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 – April 2003).

Name, Address and Age	Position Held with the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Last Five Years

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Assistant Secretary	September 2003 – Present	Chief Counsel, ING Americas, U.S. Legal Services (September 2003 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (November 2002 – September 2003); and Associate General Counsel, AIG American General (January 1999 – November 2002).

(1)	The Officers hold office until the next annual meeting of Directors and until their successors shall have been elected and qualified.

(2)	ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the successor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that, was known as Pilgrim America Investments, Inc.

(3)	ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that, was known as Pilgrim America Group, Inc.

(4)	Directed Services, LLC is the successor in interest to Directed Services Inc.

(5)	ING Funds Distributor, LLC is the successor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that, was known as Pilgrim Securities.

BOARDS OF DIRECTORS

The Board governs each Portfolio and is responsible for protecting the interests of shareholders. The Board is comprised of experienced executives who oversee ING Funds’ activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio’s performance.

Frequency

The Board currently conducts regular meetings four (4) times a year. The Audit Committee also meets regularly four (4) times per year, and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each Committee listed below operates pursuant to a Charter approved by the Board.

Committees

The Board has established an Audit Committee whose functions include, among other things, meeting with the independent registered public accounting firm of each Company/Trust to review the scope of the Company’s/Trust’s audit, its financial statements and interim accounting controls, and to meet with management concerning these matters. The Audit Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. O’Dell and Mr. Obermeyer . Mr. Obermeyer currently serves as Chairperson and Dr. Norgaard currently serves as Vice Chairperson of the Audit Committee. The Audit Committee held four (4) meetings during the fiscal year ended December 31, 2006.

The Board has established a Contracts Committee whose function is to consider, evaluate and make recommendations to the full Board concerning contractual arrangements with service providers to the Portfolios and all other matters in which the investment adviser or any affiliated entity has an actual or potential conflict of interest with a Portfolio or its shareholders. The Contracts Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. Obermeyer and Mr. O’Dell. Mr. Koch currently serves as Chairperson and Dr. DePrince currently serves as Vice Chairperson of the Contracts Committee. The Contracts Committee held six (6) meetings during the fiscal year ended December 31, 2006.

The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board. The Nominating Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. Obermeyer and Mr. O'Dell. The Nominating Committee is willing to consider nominations for vacancies received from shareholders and will assess shareholder nominees in the same manner as it reviews its own nominees. Shareholders wishing to submit a nomination for Director at an annual or special meeting of shareholders must provide such recommendation in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Portfolio) in writing to the Nominating Committee, c/o the Secretary of the Portfolios, ING Variable Products Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. Any recommendation made by a shareholder must contain sufficient information for the Nominating Committee to make an assessment of the candidate's suitability for the position of Independent Director. The Nominating Committee held two (2) meetings during the fiscal year ended December 31, 2006.

The Board has established a Valuation Committee for the purpose of approving fair value determinations at the time they are being considered by management. The Valuation Committee currently consists of Mr. Koch, Dr. DePrince, Ms. Fighetti, Dr. Norgaard, Mr. Obermeyer and Mr. O’Dell. The Valuation Committee held no meetings during the fiscal year ended December 31, 2006.

The Board has established a Compliance Committee for the purposes of (1) providing oversight with respect to compliance by the Portfolios and their service providers with applicable laws, regulations and internal policies and procedures affecting the operations of the Portfolios and (2) to serve as a committee, and in such capacity to receive, retain and act upon reports of evidence of possible material violations of applicable U. S. federal or state securities laws and breaches of fiduciary duty arising under U. S. federal or state laws. The Compliance Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. Obermeyer and Mr. O’Dell. Dr. Norgaard currently serves as Chairperson of the Compliance Committee and Mr. O’Dell currently serves as Vice Chairperson of the Compliance Committee. The Compliance Committee held four (4) meetings during the fiscal year ended December 31, 2006.

DIRECTOR OWNERSHIP OF SECURITIES

Set forth below is the dollar range of equity securities owned by each Director.

Name of Director	Dollar Range of Equity Securities in the Portfolio as of December 31, 2006	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies
Strategic Allocation Portfolios, Inc.
Independent Directors
Albert E. DePrince, Jr.	None	Over $100,000.00 Over $100,000.00(1)
Maria Theresa Fighetti	None	Over $100,000.00(1)
Russell Jones(2)	N/A	N/A
Sidney Koch	None	$1 - $10,000.00
Corine T. Norgaard	None	Over $100,00.00
Edward T. O’Dell	None	Over $100,000.00(1)
Joseph E. Obermeyer	None	Over $100,000.00(1)

Interested Directors
Shaun P. Mathews	N/A	N/A
Fredric (Rick) A. Nelson	N/A	N/A

(1)	Includes the value of shares in which a Director has an indirect interest through a deferred compensation plan.

(2)	Mr. Nelson commenced services as Director effective [ ], 2007.

INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES

Set forth in the table below is the information regarding each Independent Director’s (and his/her immediate family members) share ownership as of December 31, 2006 in securities of the Portfolio’s Adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Adviser or Principal Underwriter of the Portfolio (not including registered investment companies).

Name of Director	Name of Owner’s and Relationship to Director	Company	Title of Class	Value of Securities	Percentage of Class
Albert E. DePrince, Jr.	N/A	N/A	N/A	$—	N/A
Maria Theresa Fighetti	N/A	N/A	N/A	$—	N/A
Russell Jones(1)	N/A	N/A	N/A	$—	N/A
Sidney Koch	N/A	N/A	N/A	$—	N/A
Corine T. Norgaard	N/A	N/A	N/A	$—	N/A
Edward T. O’Dell	N/A	N/A	N/A	$—	N/A
Joseph E. Obermeyer	N/A	N/A	N/A	$—	N/A

(1)	Mr. Jones commenced services as Director effective [ ], 2007.

DIRECTOR COMPENSATION

For service on the Board and the boards of other investment companies in the ING Fund Complex, each Independent Director is entitled to receive (i) an annual retainer of $60,000, payable in equal quarterly installments; (ii) $7,500 per meeting for each Board meeting in which the Independent Director participates in person; (iii) $7,500 per meeting for each Contracts Committee meeting in which the Independent Director participates in person; (iv) $3,500 per meeting for each committee meeting, other than for a Contracts Committee meeting, held in conjunction with a Board meeting in which the Independent Director participates in person, and $5,000 per meeting for each committee meeting, other than for Contracts Committee meeting, not held in conjunction with a Board meeting, in which the Independent Director participates in person; (v) $2,500 per meeting for each meeting of the Board or an committee in which the Independent Director participates by telephone (including via video conference); (vi) $35,000 per annum for serving as Chairperson of the Contracts Committee, payable in equal quarterly installments; (vii) $15,000 per annum for serving as Chairperson of the Audit Committee, payable in equal quarterly installments; (viii) $15,000 per annum for serving as Chairperson of the Compliance Committee, payable in equal quarterly installments; (ix) $5,000 per annum for serving as Chairperson of the Nominating Committee (in periods in which the Committee has operated), payable in equal quarterly installments; (x) $20,000, $7,500 and $7,500 per annum for serving as Committee Vice Chairperson of the Contracts, Compliance and Audit Committees, respectively, payable in equal quarterly installments. In addition, each Independent Director is entitled to reimbursement for out-of-pocket expenses incurred in attending Board and Committee meetings. All such fees and expense reimbursements are allocated among all funds within the ING Fund Complex pro rata based upon the average net assets of all the funds within the ING Fund Complex as of the date the payment is due. None of the Independent Directors is entitled to receive pension or retirement benefits.

The following table sets forth information provided by the Portfolios’ adviser regarding compensation of Directors by each Portfolio and other funds managed by ING Investments, LLC and its affiliates for the fiscal year ended December 31, 2006. Officers of the company and Directors who are interested persons of the company do not receive any compensation from the Portfolios or any other funds managed by ING Investments, LLC or its affiliates. None of these Directors was entitled to receive pension or retirement benefits.

Name of Person and Position	Strategic Allocation Moderate Portfolio	Strategic Allocation Growth Portfolio	Strategic Allocation Conservative Portfolio	Total Compensation from the Portfolios and ING Mutual Funds Complex Paid to Directors
Corine Norgaard Director	$3,406	$3,379	$1,713	$200,000
Sidney Koch Director	$3,665	$3,636	$1,844	$215,000
Maria Theresa Fighetti(1) Director	$3,023	$2,998	$1,520	$177,500
Russell Jones(2) Director	N/A	N/A	N/A	N/A
Albert E. DePrince, Jr.(1) Director	$3,391	$3,369	$1,714	$199,375
Edward T. O’Dell(1) Director	$3,162	$3,136	$1,590	$185,625
Joseph E. Obermeyer(1) Director	$3,289	$3,263	$1,654	$193,125

(1)	Includes amounts deferred pursuant to a deferred compensation plan during the fiscal year ended December 31, 2006, Ms. Fighetti, Dr. DePrince, Mr. Obermeyer and Mr. O’Dell deferred $30,000.00, $59,411.00, $38,625.00 and $185,000.00 respectively, of their compensation from the Portfolios.

(2)	Mr. Jones commenced services as Director effective [ ], 2007.

The Board has adopted a retirement policy under with each Independent Director is subject to mandatory retirement as of the later of (i) the March 31 next occurring after he or she attains the age of 72 and (ii) the date his or her successor is elected or appointed to the Board, provided that each Independent Director under the age of 72 as of March 31, 2002 who held office as of that date may, upon the vote of the other Independent Directors, be granted up to three one-year extensions commencing as of the March 31 next occurring after he or she attains the age of 72.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding a Portfolio without the consent or approval of shareholders.

As of [                    ], 2007 officers and Directors owned less than 1% of the outstanding shares of each Portfolio. To the best knowledge of the Portfolios, the names and addresses of the holders of 25% or more of the outstanding shares of each class of the Portfolios’ equity securities as of [                    ], 2007, and the percentage of the outstanding shares held by such holders are set forth in the table below. Shares of the Portfolios are issued in connection with investments in variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies and qualified pension plans. As of [                    ], 2007, separate accounts of the following life insurance companies and/or qualified pension plans owned of record or beneficially 5% or more of the shares of the following Portfolios:

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio

[*	The above entities are indirect wholly-owned subsidiaries of ING Groep. ING Groep is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries, with more than 120,000 employees. ING Groep’s principal executive offices are located at Amstelveensesweg 500, 1081 KL Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.]

ADVISER

The investment adviser for each Portfolio is ING Investments, LLC (“ING Investments” or “Adviser”) which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. ING Investments, subject to the authority of the Directors of the Portfolios, has the overall responsibility for the management of each Portfolio subject to delegation of certain responsibilities to other investment advisers. ING Investment Management Co. (“ING IM” or “Sub-Adviser”) is the Sub-Adviser to the Portfolios. ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”)(NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. The principal executive offices of ING Groep are located at Amstelveensesweg 500, 1081 KL Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.

On February 26, 2001, the name of the Adviser changed from “Pilgrim Investments, Inc.” to “ING Pilgrim Investments, LLC.” On March 1, 2002, the name of the Adviser was changed from “ING Pilgrim Investments, LLC,” to “ING Investments, LLC.” Prior to March 1, 2002, ING IM served as Adviser to the Portfolios. On that date ING Investments, LLC began serving as adviser and ING IM began serving as the Sub-Adviser to each Portfolio.

ING Investments serves pursuant to an investment management agreement (“Investment Advisory Agreement”) between ING Investments and the Company on behalf of the Portfolios. The Investment Advisory Agreement requires the ING Investments to oversee the provision of all investment advisory and portfolio management services for each of the Portfolios. Pursuant to a sub-advisory agreement between ING Investments and the Sub-Adviser (“Sub-Advisory Agreement”) ING Investments has delegated certain management responsibilities to the Sub-Adviser of the Portfolios. ING Investments oversees the investment management of the Sub-Adviser of the Portfolios.

The Investment Advisory Agreement requires ING Investments to provide, subject to the supervision of the Board, investment advice and investment services to the Portfolios and to furnish advice and recommendations with respect to investment of each Portfolio’s assets and the purchase or sale of its portfolio securities. The Investment Advisory Agreement provides that ING Investments is not subject to liability to the Portfolios for any act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement, except by reason of willful misfeasance, bad faith, negligence or reckless disregard of its obligations and duties under the Investment Advisory Agreement.

After an initial term through December 31, 2002 the Investment Advisory Agreement and Sub-Advisory Agreement with ING, continue in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a “majority” (as defined in the 1940 Act) of the Portfolios’ outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Directors who are not parties to the Investment Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party by vote cast in person at a meeting called for the purpose of voting on such approval.

Please see the Portfolios’ annual shareholder report dated December 31, 2006 for information regarding the basis of the Board’s approval of the investment advisory and investment sub-advisory relationships.

The Investment Advisory Agreement may be terminated without penalty with not less than 60 days’ notice by the Board or by a vote of the holders of a majority of the Portfolios’ outstanding shares voting as a single class, or upon not less than 60 days’ notice by ING Investments. The Investment Advisory Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

Advisory Fees

ING Investments bears the expense of providing its services and pays the fees of the Sub-Adviser. For its services, each Portfolio pays ING Investments a monthly fee in arrears equal to the following as a percentage of the Portfolio’s average daily net assets during the month:

Portfolio(1)	Annual Advisory Fee
VP Strategic Allocation Growth	0.60% of the Portfolio’s average daily net assets.
VP Strategic Allocation Moderate	0.60% of the Portfolio’s average daily net assets.
VP Strategic Allocation Conservative	0.60% of the Portfolio’s average daily net assets.

(1)	The Portfolios may seek to achieve a return on uninvested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

Total Advisory Fees Paid

During the fiscal years ended December 31, 2006, 2005, and 2004, the Portfolios paid ING Investments the following investment advisory fees:

Name of Portfolio	2006	2005	2004
VP Strategic Allocation Growth	$1,751,654	$1,642,269	$1,414,839
VP Strategic Allocation Moderate	$1,762,375	$1,701,116	$1,429,520
VP Strategic Allocation Conservative	$889,028	$918,506	$850,962

SUB-ADVISER

The Investment Advisory Agreement for the Portfolios provides that ING Investments, with the approval of a Portfolio’s Board, may select and employ investment advisers to serve as sub-advisers for the Portfolios, and shall monitor the Sub-Adviser’s investment programs and results, and coordinate the investment activities of the Sub-Adviser to ensure compliance with regulatory restrictions. ING Investments pays all of its expenses arising from the performance of its obligations under the Investment Advisory Agreement, including all fees payable to the Sub-Advisers, executive salaries and expenses of the Directors and officers of a Portfolio who are employees of ING Investments or its affiliates and office rent of a Portfolio. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreement.

Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Portfolios are borne by the Portfolios, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent registered public accounting firms, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Portfolio’s net asset value; taxes, if any, and the preparation of each Portfolio’s tax return; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Portfolios under federal and state laws and regulations, expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors of the Portfolios who are not employees of the Adviser or Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

The Sub-Advisory Agreement may be terminated without payment of any penalties by the Adviser, the Directors, on behalf of a Portfolio, or the shareholders of a Portfolio upon 60 days’ prior written notice. Otherwise, the Sub-Advisory Agreement will remain in effect from year to year, subject to the annual approval of the appropriate Board, on behalf of a Portfolio, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Directors, on behalf of a Portfolio who are not parties to the Sub-Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party.

Pursuant to the Sub-Advisory Agreement between the Adviser and ING IM, ING IM acts as Sub-Adviser to the Portfolios. In this capacity, ING IM, subject to the supervision and control of the Adviser and the Board, on behalf of the Portfolios, manages the Portfolios’ portfolio investments consistently with the Portfolios’ investment objectives, and executes any of the Portfolios’ investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreements accrue daily and are paid monthly by the Adviser. ING IM’s address is 230 Park Avenue, New York, NY 10169. ING IM is a wholly-owned subsidiary of ING Groep.

On May 24, 2002, the SEC issued an Exemptive Relief Order permitting ING Investments to enter into new investment sub-advisory contracts with a non-affiliated sub-adviser or materially amend an existing sub-advisory agreement, subject to approval by the Board (including a majority of Independent Directors) but without obtaining shareholder approval. ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderate Portfolio operate in this manner. ING Investments may rely on this exemptive order only if, among other things, a fund’s shareholders have approved the arrangement. The shareholders of the Portfolios approved these “manager-of-managers” arrangements on November 15, 2007. This authority is subject to certain conditions, including the requirement that the Directors (including a majority of Independent Directors) of the Portfolios must approve any new or amended sub-advisory agreements with sub-advisers on behalf of the Portfolios. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders within ninety (90) days of the change. ING Investments remains responsible for providing general management services to the Portfolios, including overall supervisory responsibility for the general management and investment of the Portfolios’ assets, and, subject to the review and approval of the Board, will among other things: (i) set the Portfolios’ overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the Portfolios’ assets; (iii) when appropriate, allocate and reallocate the Portfolios’ assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Portfolios’ investment objectives, policies, and restrictions.

Sub-Advisory Fees

As compensation to the Sub-Adviser for its services, ING Investments pays the Sub-Adviser a monthly fee in arrears equal to the following as a percentage of each Portfolio’s average daily net assets managed during the month:

Portfolio(1)	Sub-advisory Fee
ING VP Strategic Allocation Growth	0.270% of the Portfolio’s average daily net assets.
ING VP Strategic Allocation Moderate	0.270% of the Portfolio’s average daily net assets.
ING VP Strategic Allocation Conservative	0.270% of the Portfolio’s average daily net assets.

(1)	The Portfolios may seek to achieve a return on uninvested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio’s Sub-Adviser will waive its fee in an amount equal to the sub-advisory fee received by the sub-adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

Sub-Advisory Fees Paid

During the fiscal years ended December 31, 2006, 2005 and 2004 the Adviser paid the Sub-Adviser the following fees respectively.

Portfolio	2006	2005	2004
VP Strategic Allocation Growth	$788,244	$739,020	$643,285
VP Strategic Allocation Moderate	$793,069	$765,501	$636,679
VP Strategic Allocation Conservative	$400,063	$413,327	$382,934

Portfolio Managers

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of December 31, 2006.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Brian Gendreau	40	$5,615,566,107	0	$0	0	$0
Paul Zemsky	41	$5,618,095,886	0	N/A	0	N/A

None of these accounts have an advisory fee that is also based on the performance of the account.

Potential Material Conflicts of Interest

Potential conflicts of interest may arise in the management of the Portfolios. ING Investments and ING IM may be subject to competing interests that have the potential to influence its decision making with regard to the allocation of the Portfolios’ assets. For example, one Underlying Fund may pay advisory fees that are higher than others, and some Underlying Funds may have a sub-adviser that is affiliated with ING Investments, while others do not.

ING Investments may also subsidize the expenses of some of the Underlying Funds but not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that fund or to ING Investments or an affiliate or may believe that an Underlying Fund may benefit from additional assets. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than the Portfolios.

ING Investments has informed the Portfolios’ Board that it has developed an investment process that it believes will ensure each Portfolio is managed in the best interests of the shareholders of the Portfolio.

Compensation

For each of the portfolio managers (each a “Portfolio Manager” and collectively the “Portfolio Managers”) of the Portfolios listed above, compensation consists of (a) fixed base salary; (b) bonus which is based on ING IM performance, one and three year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and, in certain instances, (c) long-term equity awards tied to the performance of the parent company, ING Groep.

The Portfolio Managers for the Portfolios listed above are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices the Strategic Allocation Conservative

Composite, the Strategic Allocation Growth Composite and the Strategic Allocation Moderate Composite for Mr. Zemsky and Mr. Gendreau as Portfolio Managers for the Portfolios, respectively (these composites are comprised of the Russell 3000® Index, MSCI EAFE® Index and the LBAB Index) and where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards measure investment performance versus peer groups over one- and three-year periods and year-to-date net cash flow (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments) for all accounts managed by each team. The results for overall ING IM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year’s performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

Portfolio Managers whose base salary compensation exceeds a particular threshold may participate in ING IM’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING IM stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolios owned by the portfolio managers as of December 31, 2006, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Dollar Range of Securities of the Portfolio Owned
Brian Gendreau	None
Paul Zemsky	None

ADMINISTRATOR

ING Funds Services, LLC (“ING Funds Services” or “Administrator”) serves as administrator for the Portfolios pursuant to an Administration Agreement. The Administrator is an affiliate of ING Investments. The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to properly conduct the Portfolios’ business, except for those services performed by ING Investments under the Investment Advisory Agreements, the Sub-Adviser under the Sub-Advisory Agreement, the custodian under the Custodian Agreement, the transfer agent under the Transfer Agency Agreement, and such other service providers as may be retained by the Portfolios from time to time. The Administrator acts as a liaison among these service providers to the Portfolios. The Administrator is also responsible for monitoring the Portfolios in compliance with applicable legal requirements and for investment policies and restrictions of the Portfolios.

Prior to April 1, 2002, ING IM provided administrative services of the Portfolios pursuant to administrative agreements. The services provided by ING IM included: (1) internal accounting services; (2) monitoring regulatory compliance, such as reports and filings with the SEC and state securities commissions; (3) preparing financial information for proxy statements; (4) preparing semi-annual and annual reports to shareholders; (5) calculating NAV; (6) the preparation of certain shareholders communications; (7) supervision of the custodians and transfer agent; and (8) reporting to the Board. Since its appointments as Administrator on April 1, 2002, ING Funds Services has provided substantially similar administrative services to the Portfolios pursuant to the Administration Agreement.

The Administration Agreement may be cancelled by the Board, without payment of any penalty, by a vote of a majority of the Directors upon sixty (60) days’ written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty, upon sixty (60) days’ written notice to the Company.

Administration Fees Paid

For its services, the Administrator is entitled to receive from the Portfolios a fee at an annual rate of 0.055% of the first $5 billion of the Portfolio’s average daily net assets and 0.03% thereafter. During the fiscal years ended December 31, 2006, 2005, and 2004, the Portfolios paid the Administrator the following administrative fees:

Name of Portfolio	2006	2005	2004
VP Strategic Allocation Growth	$160,563	$150,536	$129,691
VP Strategic Allocation Moderate	$161,545	$155,930	$131,037
VP Strategic Allocation Conservative	$81,491	$84,194	$78,003

EXPENSE LIMITATION AGREEMENTS

ING Investments has entered into an expense limitation agreement with the Portfolios, pursuant to which ING Investments has agreed to waive or limit its fees. In connection with the agreement and certain U.S. tax requirements, ING Investments will assume other expenses so that the total annual ordinary operating expenses of these Portfolios which exclude interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio’s business, and expenses of any counsel or other persons or services retained by the Portfolios’ Directors who are not “interested persons” (as defined in the 1940 Act) of ING Investments do not exceed the expense limitation shown on the following table:

Portfolio	ADV Class	Class I	Class S
VP Strategic Allocation Growth	1.25%	0.75%	1.00%
VP Strategic Allocation Moderate	1.20%	0.70%	0.95%
VP Strategic Allocation Conservative	1.15%	0.65%	0.90%

Each Portfolio may at a later date reimburse ING Investments for investment management fees waived or reduced and other expenses assumed by ING Investments during the previous thirty-six (36) months, but only if, after such reimbursement, the Portfolio’s expense ratio does not exceed the percentage described above. ING Investments will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.

The expense limitation agreement provides that the expense limitations shall continue until May 1, 2008. The expense limitation agreement is contractual and, after the initial term, shall renew automatically for one-year terms unless the Adviser provides written notice of termination of the agreement to lead Independent Director upon thirty (30) days’ prior to the end of the then-current term or upon termination of the Investment Management Agreement. The Expense Limitation Agreement may also be terminated by the Portfolios, without payment of any penalty, upon ninety (90) days’ prior written notice to the Adviser at its principal place of business.

CUSTODIAN

The cash and securities owned by each of the Portfolios are held by The Bank of New York Mellon Corporation (formerly, The Bank of New York), One Wall Street, New York, New York 10286, as custodian, which takes no part in the decisions relating to the purchase or sale of the Portfolio’s securities.

The custodian does not participate in determining the investment policies of a Portfolio nor in deciding which securities are purchased or sold by a Portfolio. A Portfolio may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

TRANSFER AGENT

DST Systems, Inc., 330 West 9th Street, Kansas City, Missouri serves as the transfer agent and dividend-paying agent to the Portfolios.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP serves as the independent registered public accounting firm to the Portfolios. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. KPMG LLP is located at 99 High Street, Boston, MA 02110,

LEGAL COUNSEL

Legal matters for each Portfolio are passed upon by Goodwin Procter, LLP, Exchange Place, 53 State Street, Boston, MA 02109.

PRINCIPAL UNDERWRITER

Shares of the Portfolios are offered on a continuous basis. The Portfolios’ principal underwriter is ING Funds Distributor, LLC, 7337 Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributor, LLC is a Delaware Corporation and is an indirect wholly-owned subsidiary of ING Groep N.V. and an affiliate of ING Investments, LLC. As principal underwriter for the Portfolios, ING Funds Distributor, LLC has agreed to use its best efforts to distribute the shares of the Portfolios.

DISTRIBUTION SERVICING ARRANGEMENTS

Shares are distributed by the Distributor. The Class S shares of the Portfolios are subject to a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Class S Distribution Plan, the Distributor is paid an annual distribution fee at the rate of 0.25% of the average daily net assets regardless of expenses of the Class S shares of each Portfolio. The distribution fee may be used to cover expenses incurred in promoting the sale of Class S shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sale literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the forgoing expenses that exceed the distribution fee. The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

The Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Distribution Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plan relating to required reports, term and approval are consistent with the requirements of Rule 12b-1.

The Distribution Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of Independent Directors. The Distribution Plan may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval. All amendments to the Distribution Plan must be approved by the Board in the manner described above. The Distribution Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors upon not more than thirty (30) days notice to any other party to the Distribution Plan. All persons who are under common control of the Portfolios could be deemed to have a financial interest in the Plan. No other interested person of the Portfolios has a financial interest in the Plan.

In approving the Distribution Plan, the Board considered all the features of the distribution system, including 1) the advantages to the shareholders of economies of scale resulting from growth in the Portfolios’ assets and potential continued growth, 2) the services provided to the Portfolios and its shareholders by the Distributor, and 3) the Distributor’s shareholder distribution-related expenses and costs.

ING Investments and the Sub-Adviser or their affiliates may make payments to securities dealers that enter into agreements providing the Distributor with access to registered representatives of the securities dealer.

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the Portfolios for the fiscal year ended December 31, 2006 were as follows:

Portfolio	ADV Class*	Class I	Class S
VP Strategic Allocation Growth
Advertising	$0	$357.20	$2.90
Printing	$0	$6,786.80	$55.10
Salaries & Commissions	$0	$21,400.00	$171.00
Broker Servicing	$0	$10,158.00	$85.00
Miscellaneous	$0	$3,936.00	$10.00
Total	$0	$42,638.00	$324.00
VP Strategic Allocation Conservative
Advertising	$0	$345.90	$14.10
Printing	$0	$6,572.10	$267.90
Salaries & Commissions	$0	$20,744.00	$827.00
Broker Servicing	$0	$9,812.00	$431.00
Miscellaneous	$0	$3,940.00	$6.00
Total	$0	$41,414.00	$1,546.00

*	Because ADV Class shares commenced operations on December 20, 2006 no distribution expenses were incurred in the fiscal year ended December 31, 2006.

SHAREHOLDER SERVICE AND DISTRIBUTION PLAN

Effective April 30, 2006, ADV Class shares of the Portfolios are subject to a Shareholder Service and Distribution Plan (the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its ADV Class shares.

The shareholder service fees may be used to pay securities dealers (including the Distributor) and other financial institutions, plan administrators and organizations for services (“Services”) including, but not limited to: acting as the shareholder of record; processing purchase and redemption orders; maintaining participant account records; answering participant questions regarding the Portfolios; facilitation of the tabulation of shareholder votes in the event of a meeting of Portfolio shareholders; the conveyance of information relating to shares purchased and redeemed and share balances to the Portfolios and to service providers, provision of support services including providing information about the Portfolios and answering questions concerning the Portfolios, and provision of other services as may be agreed upon from time to time.

The distribution fee may be used to cover expenses incurred in promoting the sale of ADV Class and Class S shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sale literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the forgoing expenses that exceed the distribution fee. The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

The Plan has been approved by the Board, including all of the Directors who are not “interested persons”, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan (“Independent Directors”), cast in person at a meeting called for that purpose. The Plan must be renewed annually by the Board, including the Independent Directors. The Plan may be terminated as to a Portfolio at any time, without any penalty, by such Directors on not more than 30 days’ written notice.

Any material amendments to the Plan must be approved by the Independent Directors.

DISCLOSURE OF THE PORTFOLIOS’ PORTFOLIO SECURITIES

The Portfolios are required by the SEC to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolios’ annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, the Portfolios post their portfolio holdings schedule on ING’s website on a calendar-quarter basis and is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (e.g., the Portfolios will post the quarter-ending June 30 holdings on August 1).

The Portfolios also compile a list composed of their ten largest holdings (“Top Ten”). This information is produced monthly, and is made available on ING’s website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolios’ shares and most third parties may receive the Portfolios annual or semi-annual shareholder reports, or view on ING’s website, the Portfolios’ portfolio holdings schedule. The Top Ten lists are also provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING’s website, the Portfolios may provide their complete portfolio holdings to certain unaffiliated third-parties and affiliates when the Portfolios have a legitimate business purpose for doing so. Unless otherwise noted below, a Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, the Portfolios’ disclosure of their portfolio holdings may include disclosure:

•	To the Portfolios’ independent registered public accounting firm, named herein, for use in providing audit opinions;

•	To financial printers for the purpose of preparing the Portfolios’ regulatory filings;

•	For the purpose of due diligence regarding a merger or acquisition;

•	To a new adviser or sub-adviser prior to the commencement of its management of a Portfolio;

•	To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and S&P, such agencies may receive more raw data for the Portfolios that is posted on the Portfolios’ website;

•	To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Portfolios;

•	To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolios; and

•	To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolios’ shareholders.

In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Portfolios’ Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Portfolios’ portfolio securities is in the best interests of Portfolio shareholders, including procedures to address conflicts between the interests of the Portfolios’ shareholders, on the one hand, and those of the Portfolios’ adviser, sub-advisers, principal underwriter or any affiliated person of the Portfolios, their adviser, or their principal underwriter, on the other. Such Policies authorize the Portfolios’ administrator to implement the Board’s Policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolios’ shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the adviser, sub-advisers, principal underwriter and their affiliates. The Board has authorized the senior officers of the Portfolios’ administrator to authorize the release of the Portfolios’ portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolios’ administrator reports quarterly to the Board regarding the implementation of the Policies.

The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios’ portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released

Institutional Shareholder Services, Inc.	Proxy Voting & Class Action Services	Daily	None

Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders. The Portfolios’ Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING’s Legal Department. All waivers and exceptions involving any of the Portfolios will be disclosed to the Portfolios’ Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolios, the adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

PURCHASE AND REDEMPTION OF SHARES

Shares of a Portfolio are purchased and redeemed at the NAV next determined after receipt of a purchase or redemption order in acceptable form as described in each Portfolio’s Prospectuses. The value of shares redeemed may be more or less than the shareholder’s costs, depending upon the market value of the portfolio securities at the time of redemption.

Redemption of shares, or payment, may be suspended at times (a) when the New York Stock Exchange (“NYSE”) is closed for other than customary weekend or holiday closings, (b) when trading on NYSE is restricted, (c) when an emergency exists, as a result of which disposal by a Portfolio of securities owned by it is not reasonably practicable, or it is not reasonably practicable for a Portfolio fairly to determine the value of its net assets, or during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b) or (c) exist. The NYSE is not open for business on the following holidays (nor on the nearest Monday or Friday if the holiday falls on a weekend), on which the Portfolios will not redeem shares: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of Portfolio shares.

Shares of the Portfolios are offered, on a continuous basis, to both registered and unregistered separate accounts of affiliated Participating Insurance Companies to Portfolio variable annuity contracts (the “VA Contracts”) and variable life insurance policies (“VLI Policies”). Each separate account contains divisions, each of which corresponds to a Portfolio. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Portfolio which corresponds to that division. Each separate account purchases and redeems shares of these Portfolios for its divisions as net asset value without sales or redemption charges.

The Portfolios may offer the shares of their Portfolios to certain pension and retirement plans qualified under the Code. The relationships of pension and retirement plans and pension and retirement plan participants to the Portfolio would be subject, in part, to the provisions of the individual pension and retirement plans and applicable law. Accordingly, such relationships could be different from those described in the Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.

The Board monitors for possible conflict among separate accounts (and will do so for pension and retirement plans) buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board may require a separate account or Plan to withdraw its participation in a Portfolio. A Portfolio’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or pension and retirement plan) withdrawing because of a conflict.

Each Portfolio ordinarily affects orders to purchase or redeem its shares that are based on transactions under Policies or Contracts (e.g. purchase or premium payments, surrender or withdrawal requests, etc.) at the Portfolio’s NAV per share next computed on the day on which the separate account processes such transactions. Each Portfolio effects order to purchase or redeem its shares that are not based on such transactions at the Portfolio’s net asset value per share next computed on the day on which the Portfolio receives the orders.

Please refer to the appropriate separate account prospectus related to your Contract for more information regarding the contract.

BROKERAGE ALLOCATION AND TRADING POLICIES

The Sub-Adviser for the Portfolios place orders for the purchase and sale of securities, supervise their execution and negotiate brokerage commissions on behalf of each Portfolio. For purposes of this section, discussion of the Adviser includes the Sub-Adviser. It is the practice of the Adviser to seek the best execution of orders and to negotiate brokerage commissions, which in the Adviser’s opinion are reasonable in relation to the value of the brokerage services provided by the executing broker. The primary factors considered in determining the firms to which brokerage orders are given are the Adviser’s appraisal of the firm’s ability to execute the order in the desired manner, the value of research, brokerage and other services provided by the firm. The Adviser does not offer or promise to any broker an amount or percentage of brokerage commissions as an inducement or reward for the sale of shares of the Portfolios although the Adviser may place orders with broker-dealers that have sold shares of the Portfolios or Variable Contracts whose proceeds are invested in Variable Contracts. Over-the-counter purchases and sales are transacted directly with principal market-makers except in those circumstances where in the opinion of the Adviser better prices and execution are available elsewhere.

In general terms, the nature of research services provided by brokers encompasses statistical and background information, and forecasts and interpretations with respect to U.S. and foreign economies, U.S. and foreign money markets, fixed-income markets and equity markets, specific industry groups, and individual issues. Research services will vary from firm to firm, with broadest coverage generally from the large full-line firms. Smaller firms in general tend to provide information and interpretations on a smaller scale, frequently with a regional emphasis. In addition, several firms monitor federal, state, local and foreign political developments; many of the brokers also provide access to outside consultants. The outside research assistance is particularly useful to the Adviser’s staff since the brokers, as a group, tend to monitor a broader universe of securities and other matters than the Adviser’s staff can follow. In addition, it provides the Adviser with a diverse perspective on financial markets. Research and investment information is provided by these and other brokers at no cost to the Adviser, and is available for the benefit of other accounts advised by the Adviser and its affiliates and not all of this information will be used in connection with the Portfolios. While this information may be useful in varying degrees and may tend to reduce the Adviser’s expenses, it is not possible to estimate its value and in the opinion of the Adviser it does not reduce the Adviser’s expenses in a determinable amount. The extent to which the Adviser makes use of statistical, research and other services furnished by brokers is considered by the Adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The Adviser does so in accordance with its judgment of the best interest of the Portfolios and their shareholders. The Adviser or Sub-Adviser may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios, and not the Adviser or Sub-Advisers.

[Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market-makers for the securities at a net price. Each Portfolio will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities, it is the policy of each Portfolio to obtain the best results, taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available. Each Portfolio may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that provides or has provided research services to the Portfolios. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of other securities firms.]

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

For the fiscal years ended December 31, 2006, 2005 and 2004, brokerage commissions were paid as follows:

Portfolio	2006	2005	2004
VP Strategic Allocation Conservative	$201,266	$179,602	$177,859
VP Strategic Allocation Growth	$686,877	$569,023	$569,540
VP Strategic Allocation Moderate	$565,038	$484,242	$437,879

For the fiscal years ended December 31, 2006, 2005 and 2004, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers because of research services:

Commissions Paid on Total Transactions
Portfolio Name	2006	2005	2004
VP Strategic Allocation Moderate	$47,378	$57,154	$49,487
VP Strategic Allocation Growth	$52,018	$67,951	$60,972
VP Strategic Allocation Conservative	$15,614	$19,765	$21,581

During the fiscal year ended December 31, 2006, the Portfolios acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents. The holdings of securities of such brokers and dealers were as follows as of December 31, 2006:

Portfolio	Security Description	Market Value
VP Strategic Allocation Growth	Bank of America	$5,785
	Bear Stearns	$91
	Credit Suisse First Boston	$427
	Deutsche Bank	$881
	Goldman Sachs	$2,152
	Greenwich Capital	$92
	HSBC	$1,950
	Investment Technology Group	$120
	JPMorgan Chase	$4,170
	Lehman Brothers	$1,925
	Merrill Lynch	$1,190
	Morgan Stanley	$3,312

VP Strategic Allocation Moderate	Bank of America Corp.	$5,889
	Bear Stearns	$6
	Deutsche Bank AG	$613
	Goldman Sachs Group, Inc.	$1,993
	Investment Technology Group, Inc	$72
	JPMorgan Chase & Co.	$4,254
	Lehman Brothers Holdings, Inc.	$2,526
	Merrill Lynch & Co., Inc.	$1,024
	Morgan Stanley	$2,548

VP Strategic Allocation Conservative	Bank of America Corp.	$3,508
	Deutsche Bank AG	$14,861
	HSBC	$782
	Goldman Sachs Group, Inc.	$638
	Investment Technology Group, Inc.	$24
	JPMorgan Chase & Co.	$2,289
	Lehman Brothers Holdings, Inc.	$1,230
	Merrill Lynch & Co., Inc.	$545
	Morgan Stanley	$1,274

CODE OF ETHICS

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided such trades meet the terms of Rule 17a-7 under the 1940 Act.

The Portfolios, ING Investments, the Sub-Adviser and the Distributor have adopted a code of ethics (“Code of Ethics” or written supervisory procedures) governing personal trading activities of all “access persons,” as defined by the Investment Adviser’s Act of 1940, who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against a Portfolio that may rise from personal trading of securities that may be purchased or held by a Portfolio or of Portfolio shares. The Code of Ethics also prohibits short-term trading of a Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all holdings and security transactions with the ING Funds’ Compliance Officer or her designee and to report all transactions on a regular basis.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios’ portfolio securities. The procedures provide that funds-of-funds, including the Portfolios, will “echo” vote their interests in Underlying Funds. This means that, if a Portfolio must vote on a proposal with respect to an Underlying Fund, the Portfolio will vote its interest in that Underlying Fund in the same proportion all other shareholders in the Underlying Fund voted their interests. The effect of echo voting may be that a small number of shareholders may determine the outcome of a vote. The procedures and guidelines delegate to ING Investments the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to ING Investments, the Board has also approved ING Investments’ proxy voting procedures, which require ING Investments to vote proxies in accordance with the Portfolios’ proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. A copy of the proxy voting procedures and guidelines of the Portfolios, including the procedures of ING Investments, is attached hereto as Appendix A. No later than August 31st of each year, information regarding how the Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds’ website (www.ingfunds.com) or by accessing the SEC’s EDGAR database (www.sec.gov).

NET ASSET VALUE

As noted in the Prospectuses, the NAV and offering price of each class of each Portfolio’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the NYSE (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this Statement of Additional Information, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valuated at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in sixty (60) days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. See “Net Asset Value” in the “Information for Investors” section of the Prospectuses. The long-term debt obligations held in a Portfolio’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolios’ Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the foreign securities held by a Portfolio closes but before the time that the Portfolio’s NAV is calculated on any business day, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolios are not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolios to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolios determines their NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolios’ NAV.

Options on securities, currencies, futures and other financial instruments purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC Options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of the Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of the Portfolio, all class-specific liabilities incurred or accrued are deducted from the class’ net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to a Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.

TAX CONSIDERATIONS

The following is only a limited discussion of certain additional tax considerations generally affecting each Portfolio. No attempt is made to present a detailed explanation of the tax treatment of each Portfolio and no explanation is provided with respect to the tax treatment of any Portfolio shareholder. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning. Holders of VA Contracts or VLI Policies must consult the contract prospectus, prospectus summary or disclosure statement for information concerning the federal income tax consequences of owning such VA Contracts or VLI Policies.

Qualification as a Regulated Investment Company

Each Portfolio intends to elect to qualify as a “regulated investment company” (“RIC”) under the provisions of Subchapter M of the Code. If a Portfolio qualifies as a RIC and complies with the appropriate provisions of the Code, it will be relieved of federal income tax on the amounts of income it attributes.

To qualify for treatment as a RIC, a Portfolio generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5.00% of the value of the Portfolio’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If a Portfolio does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt form tax).

Excise Tax

Generally, in order to avoid a 4% nondeductible excise tax, a Portfolio must distribute to its shareholders during the calendar year the following amounts:

•	98% of the Portfolio’s ordinary income for the calendar year;

•

98% of the Portfolio’s capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

•	any undistributed ordinary income or capital gain net income for the prior year.

The excise tax generally is inapplicable to any RIC whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Portfolios believe that they are not subject to the excise tax, they intend to make the distributions required to avoid the imposition of such a tax.

Diversification

Each Portfolio also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate accounts used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the Portfolio as assets of the related separate account, these regulations are imposed on the assets of the Portfolio. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other RICs. Failure by a Portfolio to both qualify as a RIC and to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (“IRS”) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Portfolio to qualify as a RIC would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner’s control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. To date, the treasury Department has issued only a few such pronouncements. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no insurance that a Portfolio will be able to operate as currently described, or that the Portfolio will not have to change its investment objective or investment policies. A Portfolio’s investment objective and the investment policies of the Portfolio may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Portfolio.

Foreign Investments

Investment income from foreign securities maybe subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Portfolio’s assets to be invested in various countries is not known.

General Summary

The discussion of “Taxes” in the Prospectus, in conjunction with the foregoing, is a general summary of applicable provisions of the Code and U.S. Treasury regulations now in effect as currently interpreted by the courts and the Internal revenue Service. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time.

PERFORMANCE INFORMATION

Average Annual Total Return

Quotations of average annual total return for any Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Portfolio over a period of one, five and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the formula:

P (1 + T)n = ERV

Where:	P =	a hypothetical initial payment of $1,000
	T =	an average annual total return
	n =	the number of years
	ERV =	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof).

All total return figures reflect the deduction of Portfolio expenses (an on annual basis), and assume that all dividends and distributions on shares are reinvested when paid.

On November 1, 2001, the existing shares of the Portfolios were redesignated as Class R Shares and a new class of shares, Class S, was introduced. Effective May 1, 2004, the Class R shares were redesignated as Class I shares. Effective April 29, 2005, the ADV Class shares were introduced for the Portfolios.

For periods prior to the Class S inception date, Class S performance is derived from the historical performance of Class I shares, adjusted to reflect the Class S shares’ 0.25% Rule 12b-1 distribution fee. Performance information will be computed separately for each class. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Total Return Quotations as of December 31, 2006

Class I

Portfolio Name	1 Year	5 Years	10 Years	Since Inception	Inception Date
VP Strategic Allocation Growth	13.19%	7.62%	6.13%	—	07/05/95
VP Strategic Allocation Moderate	11.17%	6.75%	5.92%	—	07/05/95
VP Strategic Allocation Conservative	8.37%	5.72%	5.89%	—	07/05/95

Class S

Portfolio Name	1 Year	5 Years	10 Years	Since Inception	Inception Date
VP Strategic Allocation Growth	12.91%	—	—	11.50%	08/05/05
VP Strategic Allocation Moderate	10.80%	—	—	9.34%	06/07/05
VP Strategic Allocation Conservative	8.13%	—	—	6.81%	08/05/05

Class I (adjusted for Class S shares)(1)

Portfolio Name	1 Year	5 Years	10 Years	Since Inception	Inception Date
VP Strategic Allocation Growth	12.90%	7.34%	5.87%	—	07/05/95
VP Strategic Allocation Moderate	10.91%	6.49%	5.65%	—	07/05/95
VP Strategic Allocation Conservative	8.09%	5.46%	5.63%	—	07/05/95

(1)	The performance for Class I shares is adjusted to reflect the Class S shares’ 0.25% distribution fee.

ADV Class

Portfolio Name	1 Year	5 Years	10 Years	Since Inception	Inception Date
VP Strategic Allocation Growth(1)	—	—	—	—	12/29/06
VP Strategic Allocation Moderate(1)	—	—	—	—	12/29/06
VP Strategic Allocation Conservative(1)	—	—	—	—	12/29/06

(1)	Because the ADV Class shares commenced operations on December 29, 2006, the total return is not available.

Performance information for a Portfolio may be compared, in reports and promotional literature, to: (a) the S&P 500® Index, the Russell 2000 Index, the Russell 3000 Index, Lehman Brothers® Aggregate Bond Index, Lehman Brothers® Intermediate Government Bond Index, Merrill Lynch High-Yield Index, Salomon Brothers Broad Investment Grade Bond Index, Dow Jones Industrial Average, or other indices (including, where appropriate, a blending of indices) that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general; (b) other groups of investment companies tracked by Morningstar or Lipper Analytical Services, widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Portfolio.

FINANCIAL STATEMENTS

The Financial Statements and the independent auditors’ reports thereon, appearing in each Portfolio’s annual shareholder report for the period ending December 31, 2006, are incorporated by reference in this Statement. Each Portfolio’s annual and semi-annual shareholder reports are available upon request and without charge by calling 1-800-992-0180.

Appendix A

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date: July 10, 2003

Revision Date: September 1, 2007

I.	INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof, except for any “Sub-Adviser-Voted Series” identified on Exhibit 1 and further described in Section III below (each non-Sub-Adviser-Voted Series hereinafter referred to as a “Fund” and collectively, the “Funds”). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund subject to these Procedures and Guidelines will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”). The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors1 (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors2 of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.	COMPLIANCE COMMITTEE

The Boards hereby delegate to the Compliance Committee of each Board (each a “Committee” and collectively, the “Committees”) the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund’s investment adviser (the “Adviser”). The Proxy Voting Procedures of the Adviser (the “Adviser Procedures”) are attached hereto as Exhibit 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.	DELEGATION OF VOTING AUTHORITY

Except as otherwise provided for herein, the Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance

[1]

Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Compliance Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Compliance Committee with respect to any other Fund.

[2]	The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Compliance Committee.

A Board may elect to delegate the voting of proxies to the Sub-Adviser of a portfolio or series of the ING Funds. In so doing, the Board shall also approve the Sub-Adviser’s proxy policies for implementation on behalf of such portfolio or series (a “Sub-Adviser-Voted Series”). Sub-Adviser-Voted Series shall not be covered under these Procedures and Guidelines but rather shall be covered by such Sub-Adviser’s proxy policies, provided that the Board, including a majority of the independent Trustees/Directors1, has approved them on behalf of such Sub-Adviser-Voted Series.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a “feeder” fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.	APPROVAL AND REVIEW OF PROCEDURES

Each Fund’s Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Compliance Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Compliance Committee at its next regularly scheduled meeting.

V.	VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

[1]	The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

A.	Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.	Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.	Within-Guidelines Votes: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.	Non-Votes: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

3.	Out-of-Guidelines Votes: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Compliance Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures). Upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

4.	Referrals to a Fund’s Compliance Committee

A Fund’s Compliance Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

The Proxy Coordinator shall use best efforts to timely refer matters to a Fund’s Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.	CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund’s Committee for determination so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund’s Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.	REPORTING AND RECORD RETENTION

Annually in August, each Fund will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

ING INVESTMENT FUNDS, INC.

ING INVESTORS TRUST1

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING RISK MANAGED NATURAL RESOURCES FUND

ING SENIOR INCOME FUND

ING SEPARATE PORTFOLIOS TRUST

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

ING VP NATURAL RESOURCES TRUST

[1]	Sub-Adviser-Voted Series: ING Franklin Mutual Shares Portfolio

EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

ING INVESTMENT MANAGEMENT CO.

AND

DIRECTED SERVICES, LLC

PROXY VOTING PROCEDURES

I.	INTRODUCTION

ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

II.	ROLES AND RESPONSIBILITIES

A.	Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”). The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.	Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group or a Fund’s Compliance Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.	Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds. In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.	Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.

III.	VOTING PROCEDURES

A.	In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.	Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For”, “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.	Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.	Within-Guidelines Votes: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.	Non-Votes: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.	Out-of-Guidelines Votes: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.	The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Compliance Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.	ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.	Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.	Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent or the Guidelines has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V. REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities. Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC:

Name	Title or Affiliation
Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President – Special Projects, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Counsel, ING Americas US Legal Services

Steve Wastek, Esq.	Counsel, ING Americas US Legal Services

Effective as of May 1, 2007

EXHIBIT 3

to the

ING Funds

Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.	INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.	GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application. All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. No proposal shall be supported whose implementation would contravene such requirements.

1.	The Board of Directors

Voting on Director Nominees in Uncontested Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation.

If application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors is likely to negatively impact majority board independence, primary consideration shall be given to retention of such independent outside director nominees unless the concerns identified are of such grave nature as to merit removal of the independent directors.

Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD votes (or DO NOT VOTE AGAINST, pursuant to the applicable election standard) in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

If a nominee has not acted upon WITHHOLD votes representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis. Generally, vote FOR nominees when (1) the issue relevant to the majority WITHHOLD has been adequately addressed or cured or (2) the Funds’ Guidelines or voting record do not support the relevant issue.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a “pay for performance” disconnect, as defined by the Agent, generally DO NOT WITHHOLD support from director nominees. If the Agent has raised other considerations regarding “poor compensation practices,” consider nominees on a CASE-BY-CASE basis. However, where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD votes from nominees who did not serve on the compensation committee, or board, as applicable, during the majority of the time period relevant to the concerns cited by the Agent.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist regarding such fees, e.g., that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence or is excessive in connection with the level and type of services provided.

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis. Generally:

(1)	WITHHOLD votes from the fewest directors whose removal would achieve majority independence across the remaining board.

(2)	WITHHOLD votes from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

(3)	Except as provided above, vote FOR non-independent nominees in the role of CEO, and when appropriate, founder or chairman, and determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

(4)	Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

(5)	When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

Generally, WITHHOLD support from nominees when the Agent so recommends due to assessment that they acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition.

Performance Test for Directors

Consider nominees failing the Agent’s performance test, which includes market-based and operating performance measures, on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.

Proposals Regarding Board Composition or Board Service

Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified. Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors unless the proposal seeks to relax existing standards, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

Stock Ownership Requirements

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)	The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)	Only if the director’s legal expenses would be covered.

2.	Proxy Contests

These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.	Auditors

Ratifying Auditors

Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

Auditor Independence

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

Audit Firm Rotation:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.	Proxy Contest Defenses

Board Structure: Staggered vs. Annual Elections

Generally, vote AGAINST proposals to classify the board.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

Time-Phased Voting

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

Shareholder Ability to Call Special Meetings

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Alter the Size of the Board

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.	Tender Offer Defenses

Poison Pills

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions. Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer, voting AGAINST management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments or other key proposals.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.

Supermajority Shareholder Vote Requirement to Approve Mergers

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

White Squire Placements

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

Amendments to Corporate Documents

Unless support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), generally, vote AGAINST proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by (1) adding restrictive provisions, (2) removing provisions or moving them to portions of the charter not requiring shareholder approval or (3) in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders. This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.

Generally, vote AGAINST proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified.

Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

6.	Miscellaneous

Confidential Voting

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•	In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

•	If the dissidents agree, the policy remains in place.

•	If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

Open Access

Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management’s proxy material in order to nominate their own candidates to the board.

Majority Voting Standard

Generally, vote FOR management proposals but AGAINST shareholder proposals, unless also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated. For issuers with a history of board malfeasance or pervasive corporate governance concerns, consider such proposals on a CASE-BY-CASE basis.

Bundled Proposals

Except as otherwise provided for herein, review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals, generally voting AGAINST bundled proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact.

Shareholder Advisory Committees

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse expenses incurred in connection with shareholder proposals should be analyzed on a CASE-BY-CASE basis, with voting decisions determined based on the Agent’s criteria, considering whether the related proposal received the requisite support for approval and was adopted for the benefit of the company and its shareholders.

Other Business

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

Quorum Requirements

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

Advance Notice for Shareholder Proposals

Generally, vote FOR management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the issuer.

7.	Capital Structure

Analyze on a CASE-BY-CASE basis.

Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis. Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

•

Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, but consider on a CASE-BY-CASE basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

•

Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•

Generally vote FOR proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

•	Generally, vote AGAINST proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.

Dual Class Capital Structures

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).

Generally, vote AGAINST management proposals to create or perpetuate dual class capital structures with unequal voting rights, and vote FOR shareholder proposals to eliminate them, in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote FOR management proposals and AGAINST shareholder proposals in cases in which the relevant Fund owns the class with superior voting rights. Consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).

Consider management proposals to eliminate dual class capital structures CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

Stock Distributions: Splits and Dividends

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

Reverse Stock Splits

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split. In the event the split constitutes a capital increase effectively exceeding the Agent’s allowable threshold because the request does not proportionately reduce the number of shares authorized, vote FOR the split if the Agent otherwise supports management’s rationale.

Preferred Stock

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Generally, vote FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

Share Repurchase Programs

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, but vote AGAINST plans with terms favoring selected, non-Fund parties.

Generally, vote FOR management proposals to cancel repurchased shares.

Generally, vote AGAINST proposals for share repurchase methods lacking adequate risk mitigation as assessed by the Agent.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.	Executive and Director Compensation

Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

•

Generally, vote in accordance with the Agent’s recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger.

•

Generally, vote AGAINST plans if the Agent suggests cost or dilution assessment may not be possible due to the method of disclosing shares allocated to the plan(s), except that such concerns arising in connection with evergreen provisions shall be considered CASE-BY-CASE.

•	Generally, vote FOR plans with costs within the cap if the considerations raised by the Agent pertain solely to equity compensation burn rate or pay for performance as defined by Agent.

•	Generally, vote AGAINST plans administered by potential grant recipients.

•	Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

Restricted Stock or Stock Option Plans

Consider proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements. Plans that do not meet the Agent’s criteria in this regard may be supported, but vote AGAINST if no disclosure is provided regarding either vesting or performance requirements.

Management Proposals Seeking Approval to Reprice Options

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice, replace or exchange options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms. Generally, vote FOR proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support.

Vote AGAINST compensation plans that (1) permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or (3) give the board sole discretion to approve option repricing, replacement or exchange programs.

Director Compensation

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold. DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

Employee Stock Purchase Plans

Votes on employee stock purchase plans, and capital issuances in support of such plans, should be made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed CASE-BY-CASE.

OBRA-Related Compensation Proposals:

Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Amendments to Add Performance-Based Goals

Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

Approval of Cash or Cash-and-Stock Bonus Plans

Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation.

Shareholder Proposals Regarding Executive and Director Pay

Regarding the remuneration of individuals other than senior executives and directors, generally, vote AGAINST shareholder proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice. Vote AGAINST shareholder proposals that seek disclosure of executive or director compensation if providing it would be out of step with market practice and potentially disruptive to the business.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes.

Golden and Tin Parachutes

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such “parachutes” specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

Employee Stock Ownership Plans (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

Expensing of Stock Options

Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

Holding Periods

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.	State of Incorporation

Voting on State Takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a CASE-BY-CASE basis, generally supporting management proposals not assessed by the Agent as a potential takeover defense. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.	Mergers and Corporate Restructurings

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Generally, vote FOR a proposal not typically supported under these Guidelines if a key proposal, such as a merger transaction, is contingent upon its support and a vote FOR is accordingly recommended by the Agent or an Investment Professional.

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

Corporate Restructuring

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Adjournment

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

Appraisal Rights

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Generally, vote FOR changing the corporate name.

11.	Mutual Fund Proxies

Election of Directors

Vote the election of directors on a CASE-BY-CASE basis.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a CASE-BY-CASE basis.

Proxy Contests

Vote proxy contests on a CASE-BY-CASE basis.

Investment Advisory Agreements

Vote the investment advisory agreements on a CASE-BY-CASE basis.

Approving New Classes or Series of Shares

Generally, vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 Act Policies

Vote these proposals on a CASE-BY-CASE basis.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote these proposals on a CASE-BY-CASE basis.

Change Fundamental Investment Objective to Nonfundamental

Generally, vote AGAINST proposals to change a fund’s fundamental investment objective to nonfundamental.

Name Rule Proposals

Vote these proposals on a CASE-BY-CASE basis.

Disposition of Assets/Termination/Liquidation

Vote these proposals on a CASE-BY-CASE basis.

Changes to the Charter Document

Vote changes to the charter document on a CASE-BY-CASE basis.

Changing the Domicile of a Fund

Vote reincorporations on a CASE-BY-CASE basis.

Change in Fund’s Subclassification

Vote these proposals on a CASE-BY-CASE basis.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Generally, vote FOR these proposals.

Distribution Agreements

Vote these proposals on a CASE-BY-CASE basis.

Master-Feeder Structure

Generally, vote FOR the establishment of a master-feeder structure.

Mergers

Vote merger proposals on a CASE-BY-CASE basis.

Establish Director Ownership Requirement

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

Terminate the Investment Advisor

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.	Social and Environmental Issues

These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.	Global Proxies

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate. For purposes of these global Guidelines, “AGAINST” shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

Routine Management Proposals

Generally, vote FOR the following and other similar routine management proposals:

•	the opening of the shareholder meeting

•	that the meeting has been convened under local regulatory requirements

•	the presence of quorum

•	the agenda for the shareholder meeting

•	the election of the chair of the meeting

•	the appointment of shareholders to co-sign the minutes of the meeting

•	regulatory filings (e.g., to effect approved share issuances)

•	the designation of inspector or shareholder representative(s) of minutes of meeting

•	the designation of two shareholders to approve and sign minutes of meeting

•	the allowance of questions

•	the publication of minutes

•	the closing of the shareholder meeting

Discharge of Management/Supervisory Board Members

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends AGAINST due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled.

Director Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure. These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate. If the slate is bundled and audit committee membership is unclear, vote FOR if the Agent otherwise recommends support.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Generally follow Agent’s recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in Canada and tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent. For issuers in other global markets, generally follow Agent’s standards for withholding support from bundled slates or non-independent directors excluding the CEO, as applicable, if the board is non-majority independent or the board’s independence cannot be ascertained due to inadequate disclosure.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•	bundled slates of nominees (e.g., Hong Kong or France);

•	simultaneous reappointment of retiring directors (e.g., South Africa);

•

in markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or

•	nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa).

Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent dictate that less latitude should be extended to the issuer.

In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.

Consider nominees for whom the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis. Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees when:

•	the scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered;

•	culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and

•	the nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

For markets such as the tax havens, Canada, Australia, South Africa and Malaysia (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.

Consider self-nominated director candidates on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates.

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

Board Structure

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations. Proposed article amendments in this regard shall be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Director and Officer Indemnification and Liability Protection

Generally, vote in accordance with the Agent’s standards for indemnification and liability protection for officers and directors, voting AGAINST overly broad provisions.

Independent Statutory Auditors

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

Key Committees

Generally, vote AGAINST proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s).

Director Remuneration

Consider director compensation plans on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

Retirement Bonuses

With respect to Japanese companies, generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served. If the Agent raises scandal or internal control considerations, generally vote AGAINST bonus proposals only for nominees whom a Fund is also voting AGAINST for that reason, unless bundled with bonuses for a majority of retirees a Fund is voting FOR.

Stock Option Plans for Independent Internal Statutory Auditors

With respect to Japanese companies, follow the Agent’s guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

Compensation Plans

Unless otherwise provided for herein, votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market.

Amendment Procedures for Equity Compensation Plans and ESPPs

For Toronto (Canada) Stock Exchange issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Shares Reserved for Equity Compensation Plans

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

Generally, vote AGAINST equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals that:

•	exceed Agent’s recommended dilution limits, including cases in which the Agent suggests dilution assessment is precluded by inadequate disclosure;

•

provide deep or near-term discounts to executives or directors, unless discounts to executives are deemed by the Agent to be adequately mitigated by other requirements such as long-term vesting (e.g., Japan);

•	are administered by potential grant recipients;

•	permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

•	for matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, purchase price and performance criteria;

•	provide for vesting upon change in control if deemed by the Agent to evidence a conflict of interest or anti-takeover device;

•

provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•

allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

•

provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans/awards or the related issuance of shares that (1) do not suffer from the defects noted above or (2) otherwise meet the Agent’s tests if the considerations raised by the Agent pertain primarily to performance hurdles, contract or notice periods, discretionary bonuses or vesting upon change in control (other than addressed above), provided the company has provided a reasonable rationale in support of the relevant plan/award, practice or participation.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

Remuneration Reports

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting:

(1)	practices or features not supported under these Guidelines, including financial assistance under the conditions described above;

(2)	retesting deemed by the Agent to be excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

(3)	equity award valuation triggering a negative recommendation from the Agent; or

(4)	provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Reports receiving the Agent’s support and not triggering the concerns cited above will generally be voted FOR. Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, factoring in the merits of the rationale and disclosure provided. Reports with unsupported features may be voted FOR in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Shareholder Proposals Regarding Executive and Director Pay

The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

General Share Issuances

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to vote FOR general issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital, general issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital, and requests to reissue repurchased shares if the related general issuance request is also supported.

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), or to grant rights to acquire shares, in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval.

Increases in Authorized Capital

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, as follows:

•

Generally, vote FOR nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

•	Vote FOR specific proposals to increase authorized capital, unless:

•	the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•	the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

•	Vote AGAINST proposals to adopt unlimited capital authorizations.

•	The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.

Preferred Stock

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, including:

•

Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests.

•

Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

Poison Pills/Protective Preference Shares

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover activities (e.g., issuances, transfers or repurchases) that do not meet the Agent’s standards. Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee. Generally DO NOT VOTE AGAINST director remuneration in connection with poison pill considerations raised by the Agent.

Approval of Financial Statements and Director and Auditor Reports

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors. However, generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

Remuneration of Auditors

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

Indemnification of Auditors

Generally, vote AGAINST proposals to indemnify auditors.

Ratification of Auditors and Approval of Auditors’ Fees

Generally, follow the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees, which indicate a vote FOR such proposals for companies in the MSCI EAFE index, provided the level of audit fee disclosure meets the Agent’s standards. In other cases, generally vote FOR such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence.

Allocation of Income and Dividends

Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends.

Stock (Scrip) Dividend Alternatives

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Debt Instruments

Generally, vote AGAINST proposals authorizing excessive discretion, as assessed by the Agent, to a board to issue or set terms for debt instruments (e.g., commercial paper).

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to evaluating such requests.

Financing Plans

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

Related Party Transactions

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable terms.

Approval of Donations

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided.

Capitalization of Reserves

Generally, vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

Article Amendments

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

•	it is editorial in nature;

•	shareholder rights are protected;

•	there is negligible or positive impact on shareholder value;

•	management provides adequate reasons for the amendments or the Agent otherwise supports management’s position;

•	it seeks to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type; or

•	the company is required to do so by law (if applicable).

Generally, vote AGAINST an article amendment if:

•	it removes or lowers quorum requirements for board or shareholder meetings below levels recommended by the Agent;

•	it reduces relevant disclosure to shareholders;

•	it seeks to align the articles with provisions of another proposal not supported by these Guidelines;

•	it is not supported under these Guidelines, is presented within a bundled proposal, and the Agent deems the negative impact, on balance, to outweigh any positive impact; or

•

it imposes a negative impact on existing shareholder rights, including rights of the Funds, to the extent that any positive impact would not be deemed by the Agent to be sufficient to outweigh removal or diminution of such rights.

With respect to article amendments for Japanese companies:

•	Generally vote FOR management proposals to amend a company’s articles to expand its business lines.

•

Generally vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•

If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense.

•

Generally follow the Agent’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

Other Business

In connection with global proxies, vote in accordance with the Agent’s market-specific recommendations on management proposals for Other Business, generally AGAINST.

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

PART C:

OTHER INFORMATION

ITEM 23.	EXHIBITS

(a) (1)	Articles of Incorporation, dated September 22, 1994 – Filed as an Exhibit to Pre- Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on June 19, 1995 and incorporated herein by reference.

(2)	Articles Supplementary, dated March 12, 1996 – Filed as an Exhibit to Post-Effective Amendment No. 5 to the Registrant’s Form N-1A Registration Statement on April 15, 1997 and incorporated herein by reference.

(3)	Articles of Amendment, dated April 6, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 7 to the Registrant’s Form N-1A Registration Statement on Aril 27, 1998 and incorporated herein by reference.

(4)	Articles Supplementary dated June 8, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant’s Form N-1A Registration Statement on September 7, 2001 and incorporated herein by reference.

(5)	Article of Amendment dated June 8, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant’s Form N-1A Registration Statement on September 7, 2001 and incorporated herein by reference.

(6)	Articles of Amendment and Restatement, dated May 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(7)	Articles of Amendment, dated, October 1, 2002 – Filed as an Exhibit to Post Effective Amendment No. 18 to the Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(8)	Articles of Amendment, dated April 30, 2004 (redesignation of Class R shares to Class I shares) – Filed as an exhibit to Post-Effective Amendment No. 21 to the Registrant’s Form N-1A Registration Statement on February 11, 2005 and incorporated herein by reference.

(9)	Articles Supplementary, effective April 29, 2005 (Issuance of Class ADV shares) – Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(10)	Articles of Amendment, effective April 28, 2006 – Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 27, 2006, and incorporated herein by reference.

(b)	Second Amended and Restated Bylaws - Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 27, 2006, and incorporated herein by reference.

(c)	Instruments Defining Rights of Holders - Filed as an Exhibit to Post-Effective Amendment No. 3 to the Registrant’s Form N-1A Registration Statement on April 25, 1996 and incorporated herein by reference.

(d) (1)	Investment Management Agreement between ING Investments, LLC and ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc) dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)	Amended Schedule A to the Investment Management Agreement between ING Strategic Allocation Portfolios, Inc. and ING Investments, LLC, dated December 2003 – Filed as an exhibit to Post-Effective Amendment No. 21 to the Registrant’s Form N-1A Registration Statement on February 11, 2005 and incorporated herein by reference.

(ii)	Amendment to the Investment Management Agreement, dated March 1, 2002 between ING Investments, LLC and ING Strategic Allocation Portfolios, Inc. effective January 1, 2007 – Filed as an exhibit to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(2)	Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)	Amended Schedule A to the Sub-Advisory Agreement between ING Investments, LLC and ING IM – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(ii)	First Amendment to the Sub-Advisory Agreement between ING Investments, LLC and ING IM effective as of July 29, 2003 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(iii)	Second Amendment to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. effective January 1, 2007 – Filed as an exhibit to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(3)	Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Strategic Allocation Portfolios, Inc. restated April 1, 2005 – Filed as an Exhibit to Post Effective Amendment No. 20 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

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(e)	Distribution Agreement between ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.) and ING Pilgrim Securities, Inc. dated January 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)	Amended Schedule of Approvals to Distribution Agreement between ING Strategic Allocation Portfolios, Inc. and ING Funds Distributor, LLC, dated October 2006 – Filed as an exhibit to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(ii)	Substitution Agreement to Distribution Agreement between ING Strategic Allocation Portfolios, Inc. and ING Funds Distributor, LLC dated October 8, 2002 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(f)	Directors’ Deferred Compensation Plan - Filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant’s Form N-1A Registration Statement on February 26, 1998 and incorporated herein by reference.

(g) (1)	Custody Agreement with The Bank of New York dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)	Amended Exhibit A dated April 30, 2007 to the Custody Agreement with The Bank of New York – Filed as an exhibit to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(2)	Foreign Custody Manager Agreement with the Bank of New York dated January 6, 2003– Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)	Amended Exhibit A dated April 30, 2007 to the Foreign Custody Manager Agreement with the Bank of New York – Filed as an exhibit to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(ii)	Amended Schedule 2 to the Foreign Custody Manager Agreement with the Bank of New York dated as of June 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(3)	Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003– Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

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(i)	Form of Amended Exhibit A dated April 30, 2007 to the Securities Lending Agreement and Guaranty with The Bank of New York – Filed as an exhibit to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(h) (1)	Administration Agreement between ING Funds Services, LLC and ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc) dated April 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)	Amended Schedule A to Administration Agreement between ING Funds Services, LLC and ING Strategic Allocation Portfolios, Inc. – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(2)	License Agreement between Aetna Life and Casualty Company and ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.) dated November 8, 1994 - Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on June 19, 1995 and incorporated herein by reference.

(3)	Fund Accounting Agreement with The Bank of New York dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)	Amended Exhibit A dated April 30, 2007 to the Fund Accounting Agreement with The Bank of New York – Filed as an exhibit to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(4)	Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)	Amended Schedule A to the Allocation Agreement, dated December 2005 – Filed as an exhibit to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(5)	Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 – Filed as an exhibit to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

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(i)	Amended Schedule A to the Allocation Agreement (Directors and Officers Liability) dated December 2006 – Filed as an exhibit to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on Form N-1A on April 37, 2007 and incorporated herein by reference.

(6)	Participation Agreement among ING Strategic Allocation Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. dated December 1, 2002 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(7)	Agency Agreement with DST Systems, Inc. dated July 7, 2001 and Amended Exhibit A effective June 26, 2002 with respect to the Agency Agreement – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(8)	Administrative and Shareholder Services Agreement between ING Funds Services, LLC and Connecticut General Life Insurance Company dated October 18, 2002 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(9)	Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated May 1, 1998 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)	Amendment No. 1 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed May 1, 2000 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(ii)	Amendment No. 2 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed June 26, 2001 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

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(10)	Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated May 1, 1998 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)	Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed November 9, 1998 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(ii)	Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed June 1, 1999 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(iii)	Second Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed December 31, 1999 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(iv)	Third Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed February 11, 2000 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

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(v)	Fourth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed May 1, 2000 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(vi)	Fifth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed February 27, 2001 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(vii)	Sixth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed June 19, 2001 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)	Opinion and consent of counsel regarding the legality of the securities being registered with regard to Adviser Class shares – Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(j) (1)	Consent of Goodwin Procter LLP – To be filed by subsequent Post-Effective Amendment.

(2)	Consent of KPMG, LLP – To be filed by subsequent Post-Effective Amendment.

(k)	N/A

(l)	Agreement Concerning Initial Capital - Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on June 19, 1995 and incorporated herein by reference.

(m) (1)	Restated Distribution Plan for Class S shares effective March 24, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

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(2)	Shareholder Service and Distribution Plan for Class A shares effective April 29, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(n)	Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 for ING Strategic Allocation Portfolios, Inc. effective May 2, 2005– Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(o)	N/A

(p) (1)	ING Funds and Advisers Code of Ethics effective May 1, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(2)	ING Investment Management (US) Code of Ethics dated August 2006 – Filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement filed on Form N-1A on February 7, 2007 and incorporated herein by reference.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

ING Strategic Allocation Portfolios, Inc. is a Maryland corporation for which separate financial statements are filed. As of [ ], no affiliated insurance companies owned more then 25% of the Registrant’s outstanding voting securities of ING VP Strategic Allocation Portfolios other than as listed below:

ILIAC	% of Portfolio

ILIAC is indirect wholly-owned subsidiaries of ING Groep N.V.

A list of all persons directly or indirectly under common control with ING Generation Portfolios, Inc. is incorporated herein by reference to Item 26 of the Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed with the Securities and Exchange Commission on April 9, 2001.

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ITEM 25.	INDEMNIFICATION

Article 9, Section (d) of ING Strategic Allocation Portfolios, Inc.’s Articles of Incorporation, as amended, provides the following:

(d)	The Corporation shall indemnify its officers, directors, employees and agents, and any person who serves at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

(i)	Every person who is or has been a director, officer, employee or agent of the Corporation, and persons who serve at the Corporation’s request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise by virtue of his being or having been a director, officer, employee or agent of the Corporation or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Corporation, and against amounts paid or incurred by him in the settlement thereof.

(ii)	The words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(iii)	No indemnification shall be provided hereunder to a director, officer, employee or agent against any liability to the Corporation or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

(iv)	The rights of indemnification provided herein may be insured against by policies maintained by the Corporation, shall be severable, shall not affect any other rights to which any director, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such director, officer, employee, or agent, and shall inure to the benefit of the heirs, executors and administrators of such a person.

(v)	In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in paragraph (vi) of this paragraph (d), unless in the absence of such a decision, a reasonable determination based upon a factual review has been made (1) by a majority vote of a quorum of non-party Directors who are not “interested” persons of the Corporation (as defined in the 1940 Act), or (2) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

(vi)	The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, director or controlling person of the Corporation will not be made absent the fulfillment of at least one of the following conditions: (1) the indemnitee provides security for his undertaking, (2) the Corporation is insured against losses arising by reason of any lawful advances or (3) a majority of a quorum of non-party Directors who are not “interested” persons or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnitee will be entitled to indemnification.

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(vii)	Neither the amendment nor repeal of this paragraph (d) of Article Ninth, nor the adoption of any amendment of any other provision of the Charter or By-Laws of the Corporation inconsistent with this paragraph (d) of Article Ninth shall apply to or affect in any respect the applicability of this paragraph (d) with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

In addition, ING Strategic Allocation Portfolios, Inc.’s officers and Directors are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2007.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to Directors, officers and controlling persons of ING Strategic Allocation Portfolios, Inc. pursuant to the foregoing provisions or otherwise, ING Strategic Allocation Portfolios, Inc. has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ING Strategic Allocation Portfolios, Inc. of expenses incurred or paid by a Director, officer or controlling person of ING Generation Portfolios, Inc. in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the shares being registered, ING Generation Portfolios, Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF ADVISER

Information as to the directors and officers of ING Investments, LLC (formerly, ING Pilgrim Investments, LLC), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) , together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING IM in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-9046) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

ITEM 27.	PRINCIPAL UNDERWRITER

(a)	ING Funds Distributor, LLC is the principal underwriter for ING Mutual Funds; ING Mayflower Trust; ING Funds Trust; ING Equity Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Senior Income Fund; ING Series Fund, Inc.; ING Variable Products Trust; ING Variable Insurance Trust; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Strategic Allocation Portfolios, Inc. and ING GET Fund.

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(b)	Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c)	Not applicable.

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of (a) ING Generation Portfolios, Inc., (b) the Investment Adviser, (c) the Distributor, (d) the Custodian, (e) the Transfer Agent, (f) the Sub-Adviser. The address of each is as follows:

(a)	ING Strategic Allocation Portfolios, Inc.

7337 East Doubletree Ranch Rd.

Scottsdale, Arizona 85258

(b)	ING Investments, LLC

7337 East Doubletree Ranch Rd.

Scottsdale, Arizona 85258

(c)	ING Funds Distributor, Inc.

7337 East Doubletree Ranch Rd.

Scottsdale, Arizona 85258

(d)	State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

(e)	DST Systems, Inc.

P.O. Box 419386

Kansas City, Missouri 64141

(f)	ING Investment Management Co.

230 Park Avenue

New York, New York 10169

ITEM 29.	MANAGEMENT SERVICES

Not Applicable.

ITEM 30.	UNDERTAKINGS

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 28 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 29th day of November 2007.

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

By:	/s/ Theresa K. Kelety
Theresa K. Kelety Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

Shaun P. Mathews*	President and Chief Executive Officer	November 29, 2007

Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	November 29, 2007

Albert E. DePrince Jr.*	Director	November 29, 2007

Maria T. Fighetti*	Director	November 29, 2007

Sidney Koch*	Director	November 29, 2007

Corine T. Norgaard*	Director	November 29, 2007

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Joseph E. Obermeyer*	Director	November 29, 2007

Edward O’Dell*	Director	November 29, 2007

*By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Attorney-in-Fact**

**	Powers of attorney for Shaun P. Mathews, Todd Modic and each Director are attached hereto.

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EXHIBIT INDEX

EXHIBIT NUMBER	EXHIBIT DESCRIPTION

None

14